UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-02444

The Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2021

Brian C. Janssen

The Bond Fund of America

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

The Bond Fund of America® Annual report for the year ended December 31, 2021

Invest with a stable,
long-term approach

The Bond Fund of America seeks as high a level of current income as is consistent with the preservation of capital.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class F-2 shares. Class A share results are shown at net asset value unless otherwise indicated. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

See page 4 for Class F-2 and Class A share results with relevant sales charges deducted. For other share class results, visit capitalgroup.com and americanfundsretirement.com.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit capitalgroup.com for more information.

The fund’s 30-day yield as of January 31, 2022, was 1.79% for Class F-2 shares and 1.49% for Class A shares calculated in accordance with the U.S. Securities and Exchange Commission formula. The fund’s distribution rate as of that date was 1.73% for Class F-2 shares and 1.43% for Class A shares. The Class A share results for both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Investing in bonds issued outside the U.S. may be subject to additional risks. They include currency fluctuations, political and social instability, differing securities regulations and accounting standards, higher transaction costs, possible changes in taxation, illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors

4	The value of a long-term perspective

6	Investment portfolio

61	Financial statements

90	Board of trustees and other officers

Fellow investors:

U.S. growth rose sharply in 2021 as the economy continued to reopen more fully amid ample fiscal and monetary stimulus. However, with bond yields ticking up, fixed income markets were mixed. For the 12-month period ended December 31, The Bond Fund of America returned –0.71%.

By way of comparison, the Bloomberg U.S. Aggregate Index — a measure of the investment-grade (BBB/Baa and above) bond market — returned –1.54%. The fund’s peer group, as measured by the Lipper Core Bond Funds Average, returned –1.26%.

The fund paid dividends totaling 23 cents per share during the period. For investors, this amounted to an income return of 1.65% with dividends reinvested, or 1.63% if taken in cash.

Bond market overview

Despite mostly positive economic trends throughout 2021, markets were mixed. U.S. GDP is estimated to have been up sharply, over 5%. The nation’s unemployment rate also dropped from 6.7% at the end of 2020 to 3.9% by the end of 2021, low on a historical basis. A new presidential administration and Congress also passed significant new government spending measures to provide COVID relief and strengthen infrastructure. This fiscal stimulus paired with other economic improvement helped fuel strong returns for equities and other higher risk assets.

However, one of the key wrinkles in the 2021 economic boom was a much higher rate of inflation due to supply shortages and other factors. The Consumer Price Index increased by 7.0% during the year, the highest in nearly 40 years. This, paired with the strength of the U.S. labor market, led the U.S. Federal Reserve to signal policy tightening in 2022. And as the year ended, higher inflation began to look more persistent than expected, leading U.S. monetary policymakers to shift strategy and make plans to wind down asset purchases more quickly than initially planned. Additionally, they projected three or four quarter-percentage-point interest rate hikes in 2022.

These factors drove bond yields higher in 2021, sending many returns into negative

Results at a glance

For periods ended December 31, 2021, with all distributions reinvested

	Cumulative
	total returns	Average annual total returns
				Lifetime
				(since Class A
				inception
	1 year	5 years	10 years	on 5/28/74)

The Bond Fund of America (Class F-2 shares)[1]	–0.71%	4.34%	3.51%	7.52%
The Bond Fund of America (Class A shares)	–0.95	4.08	3.25	7.28
Bloomberg U.S. Aggregate Index[2]	–1.54	3.57	2.90	7.19
Lipper Core Bond Funds Average[3]	–1.26	3.65	3.10	7.07

[1]	Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.
[2]	Bloomberg Index Services Ltd. The Bloomberg U.S. Aggregate Index began on January 1, 1976. From May 28, 1974, through December 31, 1975, the Barclays U.S. Government/Credit Index (now called “the Bloomberg U.S. Government/Credit Index”) was used. The indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.
[3]	Source: Lipper, Refinitiv Datastream. Results for the Lipper averages do not reflect sales charges. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. To see the number of funds included in the Lipper category for each fund’s lifetime, please view the Quarterly Statistical Update, available on our website.

The Bond Fund of America	1

territory. The benchmark 10-year Treasury yield ended the year at 1.51%, more than half a percentage point higher than where it began. Treasuries with intermediate maturities of two through seven years saw the biggest jump, between 0.61 and 0.90 percentage points.

Rising yields, inflation and economic growth affected sectors in different ways. For example, within high-quality bonds, Treasury Inflation-Protected Securities (TIPS) benefited from rising inflation expectations. The Bloomberg U.S. Treasury Inflation-Protected Securities Index1 returned 5.96%. Similarly, high-yield corporate bonds saw a gain, with the Bloomberg U.S. Corporate High Yield Index2 up 5.28%, as investor risk premiums fell throughout the year. Municipal bonds also saw generally positive results, propelled by better prospects for the sector’s issuers and demand from investors who anticipated the possibility of rising income tax rates.

High-quality sectors generally fared worse. The Bloomberg U.S. Corporate Investment Grade Index3 returned –1.04%. For the investment-grade sector, the risk premium demanded by investors — the bonds’ spread to Treasuries — declined only slightly by the end of 2021. The Bloomberg U.S. Treasury Index4 returned –2.32%. Although mortgage bond spreads tightened modestly, the impact of higher yields led to losses for that sector as well. The Bloomberg U.S. Mortgage Backed Securities Index5 returned –1.04%. Global bonds fared worse, with other central banks also moving to tighten monetary policy in the face of rising inflation. This and other factors led many countries’ bond yields to rise as well. The Bloomberg Global Aggregate Index6 returned –4.71%, and much of emerging market debt endured losses.

Inside the portfolio

Although 2021 posed several challenges for fixed income, The Bond Fund of America outpaced its benchmark and peer average. It did so by staying true to its focus of taking measured risk while maintaining discipline, with investments backed by strong analyst and manager convictions. Positions continued to focus on interest rate and credit strategies that largely consisted of high-quality assets such as U.S. Treasuries and investment-grade bonds. Investments also included other sectors to a lesser extent, such as high-yield corporate bonds and emerging markets debt.

This period of rising yields created a headwind for bond values, but the fund was less exposed to interest rate risk than its benchmark. Consequently, interest rate positioning, in aggregate, had a positive contribution to relative results. Within the different bond maturity profiles across the Treasury curve, our managers expressed active positioning. Two tenors where exposures to interest rate changes were greater than that of the benchmark were in the 2- and 30-year parts of the curve. These positions weighed on relative results as yields rose.

One of the strongest investment results within the portfolio came from TIPS. In anticipation of rising inflation, our managers sought an exposure to these bonds, which are not contained in the fund’s benchmark. Having outpaced most other bond sectors during the year, this position had a sizable impact on relative returns.

Our managers invested in credit opportunistically, selling as risk premiums tightened and buying when they widened. Throughout the year, the fund’s investment-grade corporate exposure remained somewhat neutral compared to the index weight. However, as the year wore on, managers replaced lower quality bonds with higher quality ones. They sought to raise the quality of the fund in preparation for possible volatility as valuations soared. Through careful credit selection, investment-grade bonds provided a positive contribution to results relative to the index. The fund also held a modest position in high-yield (rated BB/Ba and below) bonds during the year. This was one of the strongest sectors in 2021 and boosted results notably.

The fund had more exposure to mortgage-backed securities than the index as the year began. As these bond values rose and risk from possible Fed tightening became apparent, the fund reduced its exposure. This strategy benefited relative results. Credit selection within U.S. dollar-denominated emerging markets debt also contributed to the fund’s results relative to the benchmark, a benefit provided by our analysts’ research.

At times, the fund’s interest rate strategies utilized interest rate swaps and futures to more efficiently execute the portfolio’s positioning based on how managers

[1]	Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index consists of investment-grade, fixed-rate, publicly placed, dollar-denominated and non-convertible inflation-protected securities issued by the U.S. Treasury that have at least one year remaining to maturity, and have at least $250 million par amount outstanding.
[2]	Bloomberg U.S. Corporate High Yield Index covers the universe of fixed-rate, non-investment-grade debt.
[3]	Bloomberg U.S. Corporate Investment Grade Index represents the universe of investment-grade, publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements.
[4]	The Bloomberg U.S. Treasury Index includes public obligations of the U.S. Treasury, i.e. U.S. government bonds. Certain Treasury bills are excluded by a maturity constraint. In addition, certain special issues, such as state and local government series bonds (SLGs), as well as U.S. Treasury TIPS, are excluded.
[5]	Bloomberg U.S. Mortgage Backed Securities Index is a market-value-weighted index that covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).
[6]	Bloomberg Global Aggregate Index represents the global investment-grade fixed income markets.

2	The Bond Fund of America

expected yields to move. These had a net positive impact on results by helping to express managers’ convictions more efficiently.

Looking ahead

As 2022 begins, our managers expect the U.S. economy to maintain momentum on the back of strong consumer spending and business investment, even amid elevated inflation and the Fed beginning to raise rates early this year. In addition to the three or four rate hikes the market expects this year, the central bank may begin quantitative tightening — selling assets to shrink the size of its balance sheet — to combat inflation. Alongside an economy that is already decelerating, managers expect these measures to further slow momentum late in the year or in early 2023. If that happens, the Fed may be forced to rethink its aggressive plans to withdraw monetary support.

One additional risk factor for 2022 is the potential for greater financial market volatility. Managers believe that the Fed’s asset purchases over the past two years have led to a dampening effect on market volatility. Therefore, managers are concerned that as the Fed withdraws monetary accommodation, market volatility may rise. With most financial asset valuations near record highs, investors must recognize that an aggressive Fed focused on bringing down inflation may make asset prices vulnerable to a selloff. Against this backdrop, The Bond Fund of America will seek to deemphasize credit risk and emphasize liquidity. This leads to several likely investing themes we will pursue in 2022.

First, as the Fed raises short-term rates, longer term rates may prove more resilient if growth expectations fall. This would imply a flattening of the Treasury yield curve, where the spread between shorter and longer term yields shrinks. Next, with inflation likely to remain elevated in the near term, TIPS may still offer value to the portfolio. Because central banks have less control over shorter term inflation driven more by economic trends than expectations, shorter dated TIPS could have more upside potential and offer protection in case inflation rises further.

Investing in credit markets will prove challenging given how expensive both investment-grade and high-yields bonds have become. Should volatility hit, both could see a notable negative impact. As a result, we will rely on careful security selection focused on more resilient, higher quality issuers.

Mortgage-backed securities may prove an interesting sector this year. At the beginning of 2022, these bonds were at the richer end of what managers believe is fair value. However, the Fed is reducing purchases of these bonds and may eventually sell off some portion of its mortgage holdings. This could result in opportunities to invest at more attractive valuations as the year progresses.

More broadly, the fund’s strategy for this year is likely to remain characterized as that of a gradual contrarian. As spreads move tighter, we will continue to harvest our gains and upgrade the portfolio’s quality and liquidity. And if spreads widen and volatility rises, we will look to cautiously add back bonds that our analysts like at more attractive valuations. Similarly, if yields continue to move higher beyond what we think is a reasonable expectation for Fed hikes, we will likely increase the portfolio’s interest rate exposure.

With short-term interest rates moving higher in recent months, our managers believe that investment-grade fixed income can increasingly provide downside protection to investors when market volatility rises. With the Fed becoming more eager to withdraw support and valuations at or near all-time highs, we believe that a core bond strategy remains an important part of an investor’s overall asset allocation plan. We appreciate your support and trust in our portfolio management team.

Cordially,

Pramod Atluri

President

February 11, 2022

For current information about the fund, visit capitalgroup.com.

The Bond Fund of America	3

The value of a long-term perspective

Average annual total returns based on a $1,000 investment
(for periods ended December 31, 2021)

	1 year	5 years	10 years
Class F-2 shares	-0.71%	4.34%	3.51%
Class A shares*	-4.68	3.28	2.86

**Assumes reinvestment of all distributions and payment of the maximum 3.75% sales charge.*

The total annual fund operating expense ratios are 0.31% for Class F-2 and 0.55% for Class A shares as of the prospectus dated March 1, 2022 (unaudited).

$400,000
100,000
10,000
8,000
Year ended December 31
1974[4]
1975
1976
1977
1978
1979
1980
1981
1982
1983
1984
1985
1986
1987
1988
1989
1990
1991

Fund results shown are for Class F-2 and Class A shares. Class A share results reflect deduction of the maximum sales charge of 3.75% on the $10,000 investment.1 Thus, the net amount invested was $9,625.2 Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

The results shown are before taxes on fund distributions and sale of fund shares.

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
[2]	The maximum initial sales charge was 8.5% prior to December 15, 1986, when it became 4.75% until January 9, 2000.
[3]	Source: Bloomberg Index Services Ltd. Bloomberg U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. From May 28, 1974, through December 31, 1975, Bloomberg U.S. Government/Credit Index was used because Bloomberg U.S. Aggregate Index did not yet exist. Since January 1, 1976, the Bloomberg U.S. Aggregate Index has been used. These indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.
[4]	For the period May 28, 1974, commencement of operations, through December 31, 1974.

4	The Bond Fund of America

How a hypothetical $10,000 investment has grown

There have always been reasons not to invest. You will find, however, that despite occasional stumbles, financial markets have tended to reward investors over the long term. Dividends, particularly when reinvested, have accounted for a large portion of the fund’s overall results.

The Bond Fund of America	5

Investment portfolio December 31, 2021

Portfolio by type of security	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	42.76%
AAA/Aaa	15.13
AA/Aa	4.96
A/A	11.44
BBB/Baa	18.15
Below investment grade	3.27
Unrated	.05
Short-term securities & other assets less liabilities	4.24

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

Bonds, notes & other debt instruments 95.70%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 42.73%
U.S. Treasury 31.83%
U.S. Treasury 0.125% 2022	$276,582	$276,442
U.S. Treasury 0.125% 2022	265,905	265,499
U.S. Treasury 0.125% 2022	84,840	84,593
U.S. Treasury 0.125% 2022	50,000	50,004
U.S. Treasury 0.125% 2022	10,000	9,979
U.S. Treasury 0.375% 2022	213	213
U.S. Treasury 1.375% 2022	100,000	100,098
U.S. Treasury 1.375% 2022	75,000	75,616
U.S. Treasury 1.75% 2022	45,000	45,366
U.S. Treasury 1.875% 2022	54,500	54,816
U.S. Treasury 2.125% 2022[1]	32,000	32,534
U.S. Treasury 2.50% 2022	800,000	800,632
U.S. Treasury 0.125% 2023[1]	2,046,012	2,028,538
U.S. Treasury 0.125% 2023	521,057	516,986
U.S. Treasury 0.125% 2023	195,679	194,650
U.S. Treasury 0.125% 2023	141,672	141,034
U.S. Treasury 0.125% 2023	85,000	84,172
U.S. Treasury 0.125% 2023	40,000	39,780
U.S. Treasury 0.125% 2023	40,000	39,735
U.S. Treasury 0.125% 2023	25,000	24,715
U.S. Treasury 0.125% 2023	24,176	24,096
U.S. Treasury 0.125% 2023	10,981	10,916
U.S. Treasury 0.125% 2023	1,000	996
U.S. Treasury 0.25% 2023	40,000	39,671
U.S. Treasury 0.25% 2023	8,377	8,319

6	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 0.375% 2023	$88,710		$88,209
U.S. Treasury 0.50% 2023	28,000		27,896
U.S. Treasury 0.75% 2023	20,000		20,012
U.S. Treasury 1.375% 2023	7,000		7,084
U.S. Treasury 1.75% 2023	3,100		3,152
U.S. Treasury 2.125% 2023	16,428		16,868
U.S. Treasury 2.50% 2023	47,000		48,164
U.S. Treasury 2.625% 2023	15,000		15,455
U.S. Treasury 2.75% 2023	25,000		25,774
U.S. Treasury 2.875% 2023	54,729		56,832
U.S. Treasury 0.125% 2024	584,803		577,233
U.S. Treasury 0.125% 2024	100,000		98,757
U.S. Treasury 0.25% 2024	165,200		163,289
U.S. Treasury 0.25% 2024	65,563		64,681
U.S. Treasury 0.375% 2024	561,802		554,493
U.S. Treasury 0.375% 2024	275,120		271,292
U.S. Treasury 0.375% 2024	8,919		8,831
U.S. Treasury 0.625% 2024	47,014		46,643
U.S. Treasury 0.75% 2024	2,992		2,976
U.S. Treasury 1.00% 2024	6,466		6,474
U.S. Treasury 1.25% 2024	75,000		75,694
U.S. Treasury 1.50% 2024	130,000		132,071
U.S. Treasury 1.50% 2024	98,200		99,752
U.S. Treasury 1.50% 2024	1,000		1,016
U.S. Treasury 1.75% 2024	40,000		40,876
U.S. Treasury 2.00% 2024	442,300		454,491
U.S. Treasury 2.00% 2024	55,000		56,554
U.S. Treasury 2.00% 2024	19,000		19,517
U.S. Treasury 2.125% 2024	105,265		108,381
U.S. Treasury 2.125% 2024	18,000		18,602
U.S. Treasury 2.125% 2024	8,000		8,265
U.S. Treasury 2.25% 2024	50,633		52,290
U.S. Treasury 2.25% 2024	3,000		3,114
U.S. Treasury 2.375% 2024	67,233		69,520
U.S. Treasury 2.50% 2024	4,000		4,157
U.S. Treasury 0.25% 2025	220,000		213,820
U.S. Treasury 0.25% 2025	59,311		57,347
U.S. Treasury 0.25% 2025	5,000		4,843
U.S. Treasury 0.25% 2025	1,000		973
U.S. Treasury 0.375% 2025	1,976,312		1,916,347
U.S. Treasury 0.375% 2025	788,900		765,428
U.S. Treasury 2.625% 2025	135,324		142,258
U.S. Treasury 2.625% 2025	63,822		67,514
U.S. Treasury 2.75% 2025[1]	900,000		948,468
U.S. Treasury 2.75% 2025	31,813		33,638
U.S. Treasury 2.875% 2025	272,175		288,701
U.S. Treasury 0.375% 2026	752,665		728,619
U.S. Treasury 0.50% 2026	71,143		69,147
U.S. Treasury 0.625% 2026	160,154		155,803
U.S. Treasury 0.75% 2026	678,267		665,653
U.S. Treasury 0.75% 2026	606,692		594,933
U.S. Treasury 0.75% 2026	175,077		171,237
U.S. Treasury 0.75% 2026	45,560		44,647
U.S. Treasury 0.875% 2026	1,127,608		1,108,243
U.S. Treasury 0.875% 2026	8,802		8,667
U.S. Treasury 1.125% 2026	31,859		31,666
U.S. Treasury 1.25% 2026	47,163		47,163
U.S. Treasury 1.625% 2026	—	[2]	—	[2]
U.S. Treasury 2.00% 2026	15,600		16,149
U.S. Treasury 2.125% 2026	31,000		32,215
U.S. Treasury 2.25% 2026	8,000		8,348
U.S. Treasury 2.625% 2026	109,585		115,925
U.S. Treasury 0.375% 2027	75,000		71,026
U.S. Treasury 0.50% 2027	549,480		524,586
U.S. Treasury 0.50% 2027	55,500		52,847
U.S. Treasury 0.50% 2027	16,000		15,326
U.S. Treasury 0.50% 2027	6,000		5,743

The Bond Fund of America	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 0.625% 2027	$112,389	$107,586
U.S. Treasury 0.625% 2027	42,000	40,248
U.S. Treasury 2.25% 2027	100,000	105,051
U.S. Treasury 2.25% 2027	3,000	3,145
U.S. Treasury 0.75% 2028	13,450	12,959
U.S. Treasury 1.00% 2028	35,000	34,091
U.S. Treasury 1.125% 2028	165,881	163,552
U.S. Treasury 1.125% 2028	14,045	13,781
U.S. Treasury 1.25% 2028	140,850	139,669
U.S. Treasury 1.25% 2028	118,900	117,738
U.S. Treasury 1.25% 2028	33,700	33,410
U.S. Treasury 1.25% 2028	23,762	23,539
U.S. Treasury 1.375% 2028	82,000	81,697
U.S. Treasury 1.50% 2028	148,000	148,658
U.S. Treasury 2.75% 2028	17,398	18,810
U.S. Treasury 2.875% 2028	61,335	66,854
U.S. Treasury 2.875% 2028	3,760	4,108
U.S. Treasury 1.625% 2029	398	404
U.S. Treasury 2.375% 2029	2,000	2,133
U.S. Treasury 0.625% 2030	50,987	47,565
U.S. Treasury 0.625% 2030	17,638	16,497
U.S. Treasury 0.875% 2030	12,500	11,889
U.S. Treasury 1.50% 2030	11,399	11,461
U.S. Treasury 1.125% 2031	121,311	117,768
U.S. Treasury 1.25% 2031	170,088	166,353
U.S. Treasury 1.375% 2031	334,767	330,606
U.S. Treasury 1.625% 2031	117,533	119,053
U.S. Treasury 3.50% 2039	4,000	5,024
U.S. Treasury 1.125% 2040	285,245	249,129
U.S. Treasury 1.125% 2040	255,059	223,714
U.S. Treasury 1.375% 2040	200,615	182,842
U.S. Treasury 4.625% 2040	9,400	13,510
U.S. Treasury 1.75% 2041	102,806	99,657
U.S. Treasury 1.875% 2041	236,248	233,881
U.S. Treasury 2.00% 2041	1,273	1,286
U.S. Treasury 3.125% 2041	20,000	24,073
U.S. Treasury 4.375% 2041	11,500	16,224
U.S. Treasury 2.75% 2042	18,500	21,119
U.S. Treasury 2.75% 2042	7,000	7,991
U.S. Treasury 2.875% 2043	23,810	27,718
U.S. Treasury 3.00% 2044	900	1,075
U.S. Treasury 3.375% 2044	38,700	48,805
U.S. Treasury 2.50% 2045	360	397
U.S. Treasury 3.00% 2045	10,552	12,704
U.S. Treasury 3.00% 2045	560	671
U.S. Treasury 2.25% 2046	4,500	4,766
U.S. Treasury 2.50% 2046	173,562	192,063
U.S. Treasury 2.50% 2046	18,730	20,741
U.S. Treasury 2.875% 2046	9,369	11,107
U.S. Treasury 2.75% 2047	20,593	24,011
U.S. Treasury 2.75% 2047	5,300	6,184
U.S. Treasury 3.00% 2047	92,013	111,594
U.S. Treasury 3.00% 2047	86,916	105,648
U.S. Treasury 3.00% 2048[1]	167,901	205,311
U.S. Treasury 3.00% 2048	11,100	13,606
U.S. Treasury 3.125% 2048	5,150	6,447
U.S. Treasury 3.375% 2048	12,545	16,442
U.S. Treasury 2.25% 2049	160,047	171,593
U.S. Treasury 2.375% 2049	95,544	105,167
U.S. Treasury 2.875% 2049	194,300	234,458
U.S. Treasury 3.00% 2049	55,766	68,676
U.S. Treasury 1.25% 2050	418,645	356,162
U.S. Treasury 1.375% 2050[1]	942,530	827,438
U.S. Treasury 1.625% 2050	785,434	732,936
U.S. Treasury 2.00% 2050	31,100	31,652
U.S. Treasury 1.875% 2051	296,000	293,999

8	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 1.875% 2051	$147,687	$146,388
U.S. Treasury 2.00% 2051	1,008,487	1,029,359
U.S. Treasury 2.375% 2051	357,008	394,992
		25,324,280

U.S. Treasury inflation-protected securities 10.90%
U.S. Treasury Inflation-Protected Security 0.125% 2022[3]	318,067	326,145
U.S. Treasury Inflation-Protected Security 0.125% 2022[3]	307,538	312,261
U.S. Treasury Inflation-Protected Security 0.125% 2023[3]	228,888	236,598
U.S. Treasury Inflation-Protected Security 0.375% 2023[3]	177,913	187,239
U.S. Treasury Inflation-Protected Security 0.625% 2023[3]	719,123	752,389
U.S. Treasury Inflation-Protected Security 0.125% 2024[3]	1,208,406	1,289,442
U.S. Treasury Inflation-Protected Security 0.125% 2024[3]	669,499	715,589
U.S. Treasury Inflation-Protected Security 0.50% 2024[3]	82,396	87,923
U.S. Treasury Inflation-Protected Security 0.625% 2024[3]	398,629	424,764
U.S. Treasury Inflation-Protected Security 0.125% 2025[3]	97,297	104,998
U.S. Treasury Inflation-Protected Security 0.25% 2025[3]	157,086	168,411
U.S. Treasury Inflation-Protected Security 0.375% 2025[3]	573,182	623,704
U.S. Treasury Inflation-Protected Security 0.125% 2026[3]	1,094,879	1,182,191
U.S. Treasury Inflation-Protected Security 0.125% 2026[3]	1,006,157	1,095,021
U.S. Treasury Inflation-Protected Security 0.125% 2030[3]	60,864	67,642
U.S. Treasury Inflation-Protected Security 0.125% 2031[3]	423,936	474,688
U.S. Treasury Inflation-Protected Security 0.125% 2031[3]	387,116	435,158
U.S. Treasury Inflation-Protected Security 2.125% 2041[3]	2,996	4,640
U.S. Treasury Inflation-Protected Security 0.75% 2042[3]	145,318	183,681
U.S. Treasury Inflation-Protected Security 0.125% 2051[3]	1,580	1,871
		8,674,355

Total U.S. Treasury bonds & notes		33,998,635

Corporate bonds, notes & loans 33.20%
Financials 7.96%
ACE INA Holdings, Inc. 2.875% 2022	1,585	1,610
ACE INA Holdings, Inc. 3.35% 2026	100	107
ACE INA Holdings, Inc. 4.35% 2045	1,465	1,816
AerCap Holdings NV 6.50% 2025	4,854	5,551
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 1.15% 2023	18,000	17,929
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 1.65% 2024	50,868	50,802
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 2.45% 2026	60,098	60,626
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.00% 2028	71,609	72,677
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.30% 2032	66,396	67,698
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.40% 2033	26,819	27,338
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.85% 2041	8,351	8,714
Allstate Corp. 0.75% 2025	2,089	2,038
Allstate Corp. 1.45% 2030	10,000	9,465
Allstate Corp. 3.85% 2049	9,000	10,541
Ally Financial, Inc. 5.125% 2024	3,863	4,224
Ally Financial, Inc. 5.80% 2025	6,400	7,228
Ally Financial, Inc. 8.00% 2031	23,019	31,675
Ally Financial, Inc. 8.00% 2031	16,630	23,569
American Express Co. 3.00% 2024	20,000	20,974
American Express Co. 3.625% 2024	26,350	28,176
American Express Co. 1.65% 2026	18,875	18,938
American Express Co. 3.125% 2026	650	689
American International Group, Inc. 2.50% 2025	8,500	8,771
American International Group, Inc. 3.90% 2026	2,625	2,848
American International Group, Inc. 3.40% 2030	14,120	15,286
American International Group, Inc. 4.80% 2045	1,150	1,477
American International Group, Inc. 4.375% 2050	15,900	19,874
Aon Corp. / Aon Global Holdings PLC 2.60% 2031	10,000	10,185
Arthur J. Gallagher & Co. 3.50% 2051	8,275	8,760
ASB Bank, Ltd. 2.375% 2031[4]	9,150	9,105
Australia & New Zealand Banking Group, Ltd. 2.625% 2022	15,000	15,122
AXA Equitable Holdings, Inc. 3.90% 2023	3,617	3,744
Banco de Crédito del Perú 3.25% 2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.45% on 9/30/2026)[4,5]	11,225	11,101
Banco Santander México, SA, Institución de Banca Múltiple, Grupo Financiero Santander México 5.375% 2025[4]	7,500	8,194

The Bond Fund of America	9

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Banco Santander, SA 1.722% 2027
(1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 9/14/2026)[5]	$7,800	$7,662
Bangkok Bank PCL 3.733% 2034
(5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[5]	16,965	17,365
Bank of America Corp. 1.53% 2025 (USD-SOFR + 0.65% on 12/6/2024)[5]	37,000	37,084
Bank of America Corp. 1.658% 2027 (USD-SOFR + 0.91% on 3/11/2026)[5]	42,219	41,937
Bank of America Corp. 1.734% 2027 (USD-SOFR + 0.96% on 7/22/2026)[5]	23,330	23,173
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[5]	57,555	61,489
Bank of America Corp. 2.087% 2029 (USD-SOFR + 1.06% on 6/14/2028)[5]	36,694	36,464
Bank of America Corp. 1.898% 2031 (USD-SOFR + 1.53% on 7/23/2030)[5]	80,349	76,986
Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[5]	70,216	67,306
Bank of America Corp. 2.299% 2032 (USD-SOFR + 1.22% on 7/21/2031)[5]	154,479	152,050
Bank of America Corp. 2.572% 2032 (USD-SOFR + 1.21% on 10/20/2031)[5]	14,590	14,671
Bank of America Corp. 2.651% 2032 (USD-SOFR + 1.22% on 3/11/2031)[5]	56,487	57,272
Bank of America Corp. 2.687% 2032 (USD-SOFR + 1.32% on 4/22/2031)[5]	67,807	68,885
Bank of America Corp. 2.676% 2041 (USD-SOFR + 1.93% on 6/19/2040)[5]	6,000	5,785
Bank of China, Ltd. (Hong Kong Branch) 3.875% 2025	667	717
Bank of China, Ltd. (Hong Kong Branch) 4.00% 2028	244	270
Bank of New Zealand 1.00% 2026[4]	37,025	36,048
Bank of Nova Scotia 1.35% 2026	20,503	20,279
Barclays Bank PLC 3.65% 2025	2,000	2,115
Barclays Bank PLC 4.95% 2047	5,000	6,489
Berkshire Hathaway Finance Corp. 4.20% 2048	21,490	26,141
Berkshire Hathaway Finance Corp. 4.25% 2049	3,000	3,693
Berkshire Hathaway, Inc. 3.125% 2026	4,100	4,382
Berkshire Hathaway, Inc. 4.50% 2043	1,500	1,855
BNP Paribas 3.80% 2024[4]	30,525	32,034
BNP Paribas 2.819% 2025 (3-month USD-LIBOR + 1.111% on 11/19/2024)[4,5]	5,050	5,200
BNP Paribas 3.375% 2025[4]	22,250	23,377
BNP Paribas 2.219% 2026 (USD-SOFR + 2.074% on 6/9/2025)[4,5]	27,900	28,182
BNP Paribas 1.323% 2027 (USD-SOFR + 1.004% on 1/13/2026)[4,5]	22,650	22,052
BNP Paribas 1.675% 2027 (USD-SOFR + 0.912% on 6/30/2026)[4,5]	7,292	7,173
BNP Paribas 2.159% 2029 (USD-SOFR + 1.218% on 9/15/2028)[4,5]	19,125	18,764
BNP Paribas 2.871% 2032 (USD-SOFR + 1.387% on 4/19/2031)[4,5]	80,935	82,147
Capital One Financial Corp. 1.343% 2024 (USD-SOFR + 0.69% on 12/6/2023)[5]	37,000	37,240
Capital One Financial Corp. 4.25% 2025	17,500	18,923
Charles Schwab Corp. 5.375% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 4.971% on 6/1/2025)[5]	3,750	4,097
China CITIC Bank International, Ltd. 4.625% 2029 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.25% on 2/28/2024)[5]	17,500	18,308
China Construction Bank Corp. 2.45% 2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.15% on 6/24/2025)[5]	33,800	34,274
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 2031	6,203	5,955
Chubb INA Holdings, Inc. 1.375% 2030	4,000	3,772
Chubb INA Holdings, Inc. 2.85% 2051	2,157	2,168
Chubb INA Holdings, Inc. 3.05% 2061	3,758	3,846
CIT Group, Inc. 3.929% 2024 (USD-SOFR + 3.827% on 6/19/2023)[5]	35,287	36,468
CIT Group, Inc. 5.25% 2025	15,651	17,260
Citigroup, Inc. 4.60% 2026	4,175	4,609
Citigroup, Inc. 1.462% 2027 (USD-SOFR + 0.67% on 6/9/2026)[5]	12,356	12,150
Citigroup, Inc. 2.572% 2031 (USD-SOFR + 2.107% on 6/3/2030)[5]	20,000	20,195
Citigroup, Inc. 2.561% 2032 (USD-SOFR + 1.167% on 5/1/2031)[5]	25,506	25,665
Commonwealth Bank of Australia 2.688% 2031[4]	26,500	26,088
Commonwealth Bank of Australia 3.61% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.05% on 9/12/2029)[4,5]	17,850	18,681
Cooperatieve Rabobank UA 2.75% 2023	17,000	17,362
Cooperatieve Rabobank UA 2.625% 2024[4]	5,450	5,630
Credit Acceptance Corp. 6.625% 2026	1,488	1,550
Crédit Agricole SA 3.375% 2022[4]	10,250	10,254
Crédit Agricole SA 3.75% 2023[4]	21,000	21,764
Crédit Agricole SA 3.25% 2024[4]	6,200	6,489
Crédit Agricole SA 4.375% 2025[4]	3,500	3,764
Crédit Agricole SA 1.907% 2026 (USD-SOFR + 1.676% on 6/16/2025)[4,5]	15,750	15,793
Crédit Agricole SA 1.247% 2027 (USD-SOFR + 0.892% on 1/26/2026)[4,5]	18,625	18,132
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)[4,5]	20,250	20,581
Credit Suisse Group AG 3.80% 2023	29,264	30,330

10	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Credit Suisse Group AG 2.593% 2025 (USD-SOFR + 1.56% on 9/11/2024)[4,5]	$3,100	$3,168
Credit Suisse Group AG 2.95% 2025	7,425	7,778
Credit Suisse Group AG 2.193% 2026 (USD-SOFR + 2.044% on 6/5/2025)[4,5]	14,950	15,046
Credit Suisse Group AG 1.305% 2027 (USD-SOFR + 0.98% on 2/2/2026)[4,5]	30,575	29,571
Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[4,5]	8,385	8,983
Credit Suisse Group AG 4.194% 2031 (USD-SOFR + 3.73% on 4/1/2030)[4,5]	60,419	66,704
Credit Suisse Group AG 3.091% 2032 (USD-SOFR + 1.73% on 5/14/2031)[4,5]	45,550	46,398
Danske Bank AS 2.70% 2022[4]	13,475	13,527
Danske Bank AS 3.875% 2023[4]	15,165	15,780
Danske Bank AS 1.549% 2027 (UST Yield Curve Rate T Note Constant Maturity 1-year + 0.73% on 9/10/2026)[4,5]	17,000	16,619
Deutsche Bank AG 3.30% 2022	4,575	4,671
Deutsche Bank AG 5.00% 2022	4,675	4,696
Deutsche Bank AG 3.95% 2023	9,097	9,383
Deutsche Bank AG 0.898% 2024	15,450	15,322
Deutsche Bank AG 2.222% 2024 (USD-SOFR + 2.159% on 9/18/2023)[5]	89,334	90,520
Deutsche Bank AG 3.70% 2024	15,250	16,038
Deutsche Bank AG 3.70% 2024	4,603	4,837
Deutsche Bank AG 1.447% 2025 (USD-SOFR + 1.131% on 4/1/2024)[5]	30,000	29,829
Deutsche Bank AG 3.961% 2025 (USD-SOFR + 2.581% on 11/26/2024)[5]	41,050	43,377
Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)[5]	135,895	135,726
Deutsche Bank AG 4.10% 2026	16,415	17,533
Deutsche Bank AG 4.10% 2026	4,936	5,304
Deutsche Bank AG 2.311% 2027 (USD-SOFR + 1.219% on 11/16/2026)[5]	22,675	22,678
Deutsche Bank AG 3.547% 2031 (USD-SOFR + 3.043% on 9/18/2030)[5]	27,917	29,415
Deutsche Bank AG 3.035% 2032 (USD-SOFR + 1.718% on 5/28/2031)[5]	12,975	13,086
DNB Bank ASA 1.535% 2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)[4,5]	7,450	7,348
Five Corners Funding Trust II 2.85% 2030[4]	4,300	4,460
Goldman Sachs Group, Inc. 1.217% 2023	36,000	36,099
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[5]	14,747	14,915
Goldman Sachs Group, Inc. 3.50% 2025	14,230	15,058
Goldman Sachs Group, Inc. 1.093% 2026 (USD-SOFR + 0.789% on 12/9/2025)[5]	23,967	23,367
Goldman Sachs Group, Inc. (3-month USD-LIBOR + 1.17%) 1.326% 2026[6]	7,000	7,145
Goldman Sachs Group, Inc. 1.542% 2027 (USD-SOFR + 0.818% on 9/10/2026)[5]	81,083	79,486
Goldman Sachs Group, Inc. 1.948% 2027 (USD-SOFR + 0.913% on 10/21/2026)[5]	103,268	102,861
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[5]	5,000	5,443
Goldman Sachs Group, Inc. 2.60% 2030	16,925	17,226
Goldman Sachs Group, Inc. 3.80% 2030	9,419	10,379
Goldman Sachs Group, Inc. 1.992% 2032 (USD-SOFR + 1.09% on 1/27/2031)[5]	29,458	28,274
Goldman Sachs Group, Inc. 2.383% 2032 (USD-SOFR + 1.248% on 7/21/2031)[5]	90,764	89,441
Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[5]	90,964	91,713
Goldman Sachs Group, Inc. 2.65% 2032 (USD-SOFR + 1.264% on 10/21/2031)[5]	35,329	35,585
Goldman Sachs Group, Inc. 2.908% 2042 (USD-SOFR + 1.40% on 7/21/2041)[5]	10,000	9,961
Goldman Sachs Group, Inc. 3.21% 2042 (USD-SOFR + 1.513% on 4/22/2041)[5]	20,943	21,760
Groupe BPCE SA 2.75% 2023[4]	8,600	8,780
Groupe BPCE SA 5.70% 2023[4]	27,768	29,863
Groupe BPCE SA 4.625% 2024[4]	20,600	22,031
Groupe BPCE SA 5.15% 2024[4]	28,454	30,834
Groupe BPCE SA 1.652% 2026 (USD-SOFR + 1.52% on 10/6/2025)[4,5]	38,255	37,763
Groupe BPCE SA 2.045% 2027 (USD-SOFR + 1.087% on 10/19/2026)[4,5]	5,000	4,960
Groupe BPCE SA 2.277% 2032 (USD-SOFR + 1.312% on 1/20/2031)[4,5]	6,975	6,728
Hartford Financial Services Group, Inc. 2.90% 2051	7,144	7,057
HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)[5]	18,500	18,987
HSBC Holdings PLC 2.251% 2027 (USD-SOFR + 1.10% on 11/22/2026)[5]	31,240	31,323
HSBC Holdings PLC 2.206% 2029 (USD-SOFR + 1.285% on 8/17/2028)[5]	2,485	2,439
HSBC Holdings PLC 3.973% 2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)[5]	41,521	45,082
HSBC Holdings PLC 4.95% 2030	3,150	3,700
HSBC Holdings PLC 2.848% 2031 (USD-SOFR + 2.387% on 6/4/2030)[5]	16,489	16,697
HSBC Holdings PLC 2.804% 2032 (USD-SOFR + 1.187% on 5/24/2031)[5]	46,800	46,994
Huarong Finance 2017 Co., Ltd. 4.25% 2027	36,000	36,465
Huarong Finance 2017 Co., Ltd. 4.75% 2027	4,213	4,355
Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.125%) 1.295% 2023[6]	11,519	11,289
Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.25%) 1.43% 2025[6]	2,556	2,441

The Bond Fund of America	11

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Huarong Finance II Co., Ltd. 5.00% 2025	$3,637	$3,787
Huarong Finance II Co., Ltd. 5.50% 2025	38,773	40,760
Huarong Finance II Co., Ltd. 4.625% 2026	360	372
Huarong Finance II Co., Ltd. 4.875% 2026	12,224	12,701
Intercontinental Exchange, Inc. 2.65% 2040	5,700	5,525
Intercontinental Exchange, Inc. 3.00% 2050	9,722	9,878
Intercontinental Exchange, Inc. 3.00% 2060	841	832
Intesa Sanpaolo SpA 3.125% 2022[4]	17,025	17,221
Intesa Sanpaolo SpA 3.375% 2023[4]	42,466	43,400
Intesa Sanpaolo SpA 3.25% 2024[4]	8,260	8,604
Intesa Sanpaolo SpA 5.017% 2024[4]	125,758	134,835
Intesa Sanpaolo SpA 5.71% 2026[4]	24,105	26,687
Intesa Sanpaolo SpA 3.875% 2027[4]	10,275	10,909
Intesa Sanpaolo SpA 3.875% 2028[4]	4,974	5,266
Intesa Sanpaolo SpA 4.00% 2029[4]	3,000	3,221
Iron Mountain Information Management Services, Inc. 5.00% 2032[4]	12,345	12,659
JPMorgan Chase & Co. 4.023% 2024 (3-month USD-LIBOR + 1.00% on 12/5/2023)[5]	5,000	5,274
JPMorgan Chase & Co. 1.561% 2025 (USD-SOFR + 0.605% on 12/10/2024)[5]	168,739	169,013
JPMorgan Chase & Co. 2.301% 2025 (USD-SOFR + 1.16% on 10/15/2024)[5]	61,584	63,022
JPMorgan Chase & Co. 1.045% 2026 (USD-SOFR + 0.80% on 11/19/2025)[5]	26,914	26,234
JPMorgan Chase & Co. 2.005% 2026 (USD-SOFR + 1.585% on 3/13/2025)[5]	22,000	22,276
JPMorgan Chase & Co. 1.47% 2027 (USD-SOFR + 0.765% on 9/22/2026)[5]	34,000	33,343
JPMorgan Chase & Co. 1.578% 2027 (USD-SOFR + 0.885% on 4/22/2026)[5]	19,422	19,203
JPMorgan Chase & Co. 2.069% 2029 (USD-SOFR + 1.015% on 6/1/2028)[5]	41,999	41,680
JPMorgan Chase & Co. 2.545% 2032 (USD-SOFR + 1.18% on 11/8/2031)[5]	46,061	46,371
JPMorgan Chase & Co. 2.58% 2032 (USD-SOFR + 1.25% on 4/22/2031)[5]	20,078	20,357
JPMorgan Chase & Co. 3.109% 2051 (USD-SOFR + 3.109% on 4/22/2050)[5]	9,972	10,331
JPMorgan Chase & Co. 3.328% 2052 (USD-SOFR + 1.58% on 4/22/2051)[5]	17,740	19,029
Kasikornbank PCL HK 3.343% 2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[5]	15,035	15,056
Lloyds Banking Group PLC 2.907% 2023 (3-month USD-LIBOR + 0.81% on 11/7/2022)[5]	16,500	16,769
Lloyds Banking Group PLC 4.05% 2023	7,100	7,441
Lloyds Banking Group PLC 3.87% 2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.50% on 7/9/2024)[5]	13,460	14,227
Lloyds Banking Group PLC 2.438% 2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/5/2025)[5]	13,875	14,155
Lloyds Banking Group PLC 1.627% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[5]	3,525	3,472
Lloyds Banking Group PLC 4.375% 2028	2,560	2,874
Lloyds Banking Group PLC 4.55% 2028	3,500	3,984
LPL Holdings, Inc. 4.625% 2027[4]	270	280
Marsh & McLennan Companies, Inc. 3.875% 2024	17,120	18,116
Marsh & McLennan Companies, Inc. 4.375% 2029	2,460	2,807
Marsh & McLennan Companies, Inc. 2.25% 2030	3,506	3,503
Marsh & McLennan Companies, Inc. 2.375% 2031	2,192	2,215
Marsh & McLennan Companies, Inc. 4.75% 2039	750	937
Marsh & McLennan Companies, Inc. 4.90% 2049	5,250	7,074
Marsh & McLennan Companies, Inc. 2.90% 2051	3,000	3,002
MetLife Capital Trust IV, junior subordinated, 7.875% 2067 (3-month USD-LIBOR + 3.96% on 12/1/2037)[4,5]	100	137
MetLife, Inc. 3.60% 2025	100	108
MetLife, Inc. 4.55% 2030	3,000	3,549
MetLife, Inc. 4.60% 2046	800	1,025
Metropolitan Life Global Funding I 2.40% 2022[4]	5,965	6,021
Metropolitan Life Global Funding I 3.375% 2022[4]	3,000	3,002
Metropolitan Life Global Funding I 1.95% 2023[4]	1,000	1,013
Metropolitan Life Global Funding I 0.40% 2024[4]	17,648	17,432
Metropolitan Life Global Funding I 0.70% 2024[4]	12,711	12,530
Metropolitan Life Global Funding I 3.60% 2024[4]	3,000	3,156
Metropolitan Life Global Funding I 0.95% 2025[4]	5,007	4,940
Metropolitan Life Global Funding I 3.45% 2026[4]	2,315	2,498
Metropolitan Life Global Funding I 3.00% 2027[4]	3,500	3,721
Metropolitan Life Global Funding I 3.05% 2029[4]	5,000	5,353
Metropolitan Life Global Funding I 1.55% 2031[4]	2,284	2,162
Mitsubishi UFJ Financial Group, Inc. 2.665% 2022	16,000	16,190
Mitsubishi UFJ Financial Group, Inc. 2.998% 2022	9,825	9,860

12	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Mitsubishi UFJ Financial Group, Inc. 2.801% 2024	$4,600	$4,771
Mitsubishi UFJ Financial Group, Inc. 0.962% 2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.45% on 10/11/2024)[5]	17,000	16,774
Mitsubishi UFJ Financial Group, Inc. 1.538% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/20/2026)[5]	35,000	34,396
Mitsubishi UFJ Financial Group, Inc. 1.64% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 10/13/2026)[5]	12,800	12,640
Mizuho Financial Group, Inc. 1.554% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/9/2026)[5]	26,000	25,593
Mizuho Financial Group, Ltd. 3.549% 2023	17,000	17,535
Morgan Stanley 2.75% 2022	13,054	13,172
Morgan Stanley 3.125% 2023	10,000	10,255
Morgan Stanley 0.529% 2024 (USD-SOFR + 0.455% on 1/25/2023)[5]	20,000	19,936
Morgan Stanley 3.737% 2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)[5]	57,500	59,504
Morgan Stanley 1.164% 2025 (USD-SOFR + 0.56% on 10/21/2024)[5]	17,933	17,802
Morgan Stanley 0.985% 2026 (USD-SOFR + 0.72% on 12/10/2025)[5]	9,115	8,846
Morgan Stanley 2.188% 2026 (USD-SOFR + 1.99% on 4/28/2025)[5]	15,000	15,306
Morgan Stanley 1.512% 2027 (USD-SOFR + 0.858% on 7/20/2026)[5]	85,147	83,837
Morgan Stanley 1.593% 2027 (USD-SOFR + 0.879% on 5/4/2026)[5]	14,216	14,083
Morgan Stanley 1.794% 2032 (USD-SOFR + 1.034% on 2/13/2031)[5]	29,670	28,118
Morgan Stanley 1.928% 2032 (USD-SOFR + 1.02% on 4/28/2031)[5]	5,104	4,882
Morgan Stanley 2.239% 2032 (USD-SOFR + 1.178% on 7/21/2031)[5]	111,472	109,147
Morgan Stanley 2.511% 2032 (USD-SOFR + 1.20% on 10/20/2031)[5]	22,978	22,981
Morgan Stanley 3.217% 2042 (USD-SOFR + 1.485% on 4/22/2041)[5]	5,708	5,991
MSCI, Inc. 3.625% 2030[4]	16,200	16,589
MSCI, Inc. 3.25% 2033[4]	15,450	15,648
National Australia Bank, Ltd. 2.50% 2022	15,500	15,632
National Australia Bank, Ltd. 2.875% 2023	13,200	13,558
National Australia Bank, Ltd. 2.332% 2030[4]	5,000	4,796
Nationwide Building Society 3.766% 2024 (3-month USD-LIBOR + 1.064% on 3/8/2023)[4,5]	5,000	5,151
Nationwide Building Society 4.363% 2024 (3-month USD-LIBOR + 1.392% on 8/1/2023)[4,5]	33,400	34,990
Nationwide Building Society 4.125% 2032 (5-year USD-ICE Swap + 1.849% on 10/18/2027)[4,5]	3,000	3,201
Navient Corp. 5.50% 2023	7,000	7,299
Navient Corp. 5.875% 2024	1,000	1,067
Navient Corp. 6.75% 2025	5,000	5,505
Navient Corp. 5.00% 2027	6,250	6,380
New York Life Global Funding 2.25% 2022[4]	10,195	10,291
New York Life Global Funding 0.95% 2025[4]	1,403	1,384
New York Life Global Funding 0.85% 2026[4]	32,280	31,538
New York Life Global Funding 3.00% 2028[4]	2,250	2,399
New York Life Global Funding 1.20% 2030[4]	15,487	14,468
New York Life Global Funding 1.85% 2031[4]	1,250	1,215
Northwestern Mutual Global Funding 0.80% 2026[4]	19,494	18,951
Nuveen, LLC 4.00% 2028[4]	1,515	1,681
OneMain Holdings, Inc. 7.125% 2026	9,300	10,616
Oversea-Chinese Banking Corp., Ltd. 1.832% 2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.58% on 9/10/2025)[4,5]	7,786	7,730
PNC Bank 3.50% 2023	17,840	18,515
PNC Financial Services Group, Inc. 3.50% 2024	11,700	12,256
PNC Financial Services Group, Inc., Series O, (3-month USD-LIBOR + 3.678%) 3.81% junior subordinated perpetual bonds[6]	10,170	10,188
Power Financial Corp., Ltd. 4.50% 2029	5,000	5,340
Power Financial Corp., Ltd. 3.95% 2030	32,000	33,139
Power Financial Corp., Ltd. 3.35% 2031	8,670	8,563
PRICOA Global Funding I 2.45% 2022[4]	3,090	3,135
PRICOA Global Funding I 3.45% 2023[4]	11,825	12,333
Prudential Financial, Inc. 3.905% 2047	850	989
Prudential Financial, Inc. 4.418% 2048	1,000	1,242
Prudential Financial, Inc. 4.35% 2050	5,000	6,253
Prudential Financial, Inc. 3.70% 2051	10,125	11,552
Prudential Financial, Inc., junior subordinated, 5.70% 2048 (3-month USD-LIBOR + 2.665% on 9/15/2028)[5]	3,500	3,924
Rede D’Or Finance SARL 4.50% 2030[4]	3,800	3,705
Royal Bank of Canada 0.75% 2024	20,780	20,581

The Bond Fund of America	13

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Royal Bank of Canada 1.20% 2026	$54,076	$53,165
Royal Bank of Scotland PLC 4.65% 2024 (3-month USD-LIBOR + 1.55% on 6/25/2023)[5]	14,130	14,787
Royal Bank of Scotland PLC 3.073% 2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.55% on 5/22/2027)[5]	7,500	7,806
Royal Bank of Scotland PLC 4.445% 2030 (3-month USD-LIBOR + 1.871% on 5/5/2029)[5]	11,600	13,041
Royal Bank of Scotland PLC 5.076% 2030 (3-month USD-LIBOR + 1.905% on 1/27/2029)[5]	2,650	3,076
Santander Holdings USA, Inc. 3.40% 2023	17,000	17,379
Santander Holdings USA, Inc. 3.50% 2024	13,325	13,897
Springleaf Finance Corp. 6.125% 2024	500	531
Starwood Property Trust, Inc. 5.50% 2023[4]	2,295	2,378
Sumitomo Mitsui Banking Corp. 3.102% 2023	28,940	29,634
SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[5]	11,614	11,969
Synchrony Financial 2.85% 2022	8,750	8,840
Synchrony Financial 4.375% 2024	5,825	6,149
Synchrony Financial 3.95% 2027	10,350	11,123
Synchrony Financial 2.875% 2031	5,050	5,045
Toronto-Dominion Bank 0.75% 2025	23,900	23,280
Toronto-Dominion Bank 2.00% 2031	19,945	19,682
Travelers Companies, Inc. 4.00% 2047	2,250	2,695
Travelers Companies, Inc. 4.10% 2049	1,500	1,823
Travelers Companies, Inc. 2.55% 2050	3,815	3,638
U.S. Bancorp 2.40% 2024	19,000	19,642
U.S. Bank NA 2.85% 2023	21,000	21,452
U.S. Bank NA 3.40% 2023	13,125	13,652
UBS Group AG 1.364% 2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.08% on 1/30/2026)[4,5]	20,772	20,313
UBS Group AG 1.49% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026)[4,5]	22,475	21,936
UBS Group AG 3.126% 2030 (3-month USD-LIBOR + 1.468% on 8/13/2029)[4,5]	2,600	2,720
UniCredit SpA 3.75% 2022[4]	37,450	37,736
UniCredit SpA 6.572% 2022[4]	34,360	34,410
UniCredit SpA 4.625% 2027[4]	17,010	18,658
UniCredit SpA 5.861% 2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)[4,5]	29,477	32,361
United Overseas Bank, Ltd. 2.00% 2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.23% on 10/14/2026)[4,5]	16,430	16,330
VEB Finance, Ltd. 6.80% 2025[4]	500	571
Vigorous Champion International, Ltd. 4.25% 2029	2,263	2,391
Wells Fargo & Company 2.406% 2025 (3-month USD-LIBOR + 0.825% on 10/30/2024)[5]	88,587	90,857
Wells Fargo & Company 3.00% 2026	34,533	36,310
Wells Fargo & Company 3.00% 2026	3,301	3,470
Wells Fargo & Company 3.196% 2027 (3-month USD-LIBOR + 1.17% on 6/17/2026)[5]	38,880	41,012
Wells Fargo & Company 2.879% 2030 (3-month USD-LIBOR + 1.17% on 10/30/2029)[5]	9,049	9,417
Wells Fargo & Company 2.572% 2031 (3-month USD-LIBOR + 1.00% on 2/11/2030)[5]	9,716	9,929
Westpac Banking Corp. 1.953% 2028	25,344	25,263
Westpac Banking Corp. 2.894% 2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[5]	10,000	10,218
Westpac Banking Corp. 4.11% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 7/24/2029)[5]	11,339	12,252
Westpac Banking Corp. 2.668% 2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[5]	20,125	19,628
Willis North America, Inc. 3.875% 2049	5,458	5,938
		6,336,721

Utilities 4.61%
Abu Dhabi National Energy Company PJSC (TAQA) 4.375% 2025[4]	20,500	22,319
AEP Texas, Inc. 3.45% 2051	9,375	9,466
AEP Transmission Co. LLC 3.10% 2026	16,975	17,923
AEP Transmission Co. LLC 3.65% 2050	110	122
AEP Transmission Co. LLC 2.75% 2051	3,966	3,783
AES Panama Generation Holdings SRL 4.375% 2030[4]	8,565	8,932
Alabama Power Co. 3.00% 2052	31,630	31,633
Alfa Desarrollo SpA 4.55% 2051[4]	5,730	5,665

14	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Ameren Corp. 2.50% 2024	$1,616	$1,660
American Electric Power Company, Inc. 1.00% 2025	3,075	3,010
American Electric Power Company, Inc. 4.30% 2028	31,133	34,720
American Electric Power Company, Inc. 3.25% 2050	22,050	21,848
Atlantic City Electric Co. 2.30% 2031	4,100	4,124
Berkshire Hathaway Energy Company 2.80% 2023	8,650	8,812
Berkshire Hathaway Energy Company 4.50% 2045	200	243
Calpine Corp. 5.25% 2026[4]	3,398	3,490
Calpine Corp. 4.50% 2028[4]	4,000	4,157
Cemig Geração e Transmissão SA 9.25% 2024	291	326
CenterPoint Energy, Inc. 2.65% 2031	8,897	9,027
CenterPoint Energy, Inc. 3.70% 2049	2,775	3,014
Cleveland Electric Illuminating Co. 4.55% 2030[4]	5,500	6,330
CMS Energy Corp. 3.45% 2027	1,950	2,094
Colbun SA 3.95% 2027[4]	8,215	8,692
Comisión Federal de Electricidad 3.348% 2031[4]	18,263	17,939
Comisión Federal de Electricidad 3.875% 2033[4]	7,530	7,412
Comisión Federal de Electricidad 4.677% 2051[4]	23,419	22,078
Connecticut Light and Power Co. 2.05% 2031	16,690	16,462
Consolidated Edison Company of New York, Inc. 2.40% 2031	7,579	7,633
Consumers Energy Co. 3.25% 2046	4,919	5,225
Consumers Energy Co. 4.05% 2048	1,784	2,134
Consumers Energy Co. 3.10% 2050	13,231	13,815
Consumers Energy Co. 3.75% 2050	8,844	10,182
Consumers Energy Co. 3.50% 2051	1,104	1,240
Consumers Energy Co. 2.65% 2052	17,495	17,071
Consumers Energy Co. 2.50% 2060	387	342
Dominion Energy, Inc. 2.25% 2031	10,085	9,859
Dominion Resources, Inc. 3.30% 2025	2,113	2,213
Dominion Resources, Inc. 3.375% 2030	11,425	12,137
Dominion Resources, Inc., junior subordinated, 3.071% 2024[5]	17,600	18,229
DPL, Inc. 4.125% 2025	1,040	1,088
DTE Electric Company 2.625% 2031	11,239	11,580
DTE Electric Company 3.70% 2045	1,016	1,127
DTE Energy Company 2.85% 2026	6,100	6,363
DTE Energy Company 1.90% 2028	1,505	1,491
DTE Energy Company 2.25% 2030	5,650	5,671
DTE Energy Company 2.95% 2050	5,649	5,707
Duke Energy Carolinas, LLC 3.95% 2028	3,050	3,407
Duke Energy Carolinas, LLC 2.45% 2029	32,180	32,799
Duke Energy Carolinas, LLC 2.55% 2031	5,437	5,587
Duke Energy Corp. 0.90% 2025	3,125	3,039
Duke Energy Corp. 3.40% 2029	5,000	5,308
Duke Energy Florida, LLC 2.50% 2029	6,781	6,975
Duke Energy Florida, LLC 1.75% 2030	14,747	14,169
Duke Energy Florida, LLC 3.00% 2051	8,684	8,774
Duke Energy Indiana, Inc. 2.75% 2050	1,100	1,073
Duke Energy Ohio, Inc. 2.125% 2030	8,850	8,720
Duke Energy Progress, LLC 2.00% 2031	4,000	3,912
Duke Energy Progress, LLC 2.50% 2050	7,500	6,948
Duke Energy Progress, LLC 2.90% 2051	3,675	3,653
Edison International 3.125% 2022	13,250	13,460
Edison International 3.55% 2024	19,920	20,849
Edison International 4.95% 2025	8,925	9,715
Edison International 5.75% 2027	34,743	39,641
Edison International 4.125% 2028	52,447	55,401
Electricité de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028)[5]	€45,000	51,515
Emera US Finance LP 0.833% 2024	$3,750	3,682
Emera US Finance LP 2.639% 2031	27,050	26,619
Emera, Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[5]	16,700	19,268
Empresas Publicas de Medellin ESP 4.25% 2029[4]	846	804
Empresas Publicas de Medellin ESP 4.375% 2031[4]	9,208	8,671
Enel Chile SA 4.875% 2028	3,045	3,362
Engie Energia Chile SA 3.40% 2030[4]	7,054	7,152
ENN Clean Energy International Investment, Ltd. 3.375% 2026[4]	8,250	8,210
ENN Energy Holdings, Ltd. 2.625% 2030[4]	24,093	23,970

The Bond Fund of America	15

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Entergy Corp. 3.12% 2027	$5,000	$5,269
Entergy Corp. 1.90% 2028	36,984	36,267
Entergy Corp. 1.60% 2030	4,400	4,151
Entergy Corp. 2.40% 2031	25,025	24,674
Entergy Louisiana, LLC 2.90% 2051	17,787	17,478
Entergy Texas, Inc. 1.75% 2031	13,150	12,345
Eversource Energy 1.65% 2030	10,000	9,361
Exelon Corp. 4.05% 2030	12,425	13,820
Exelon Corp. 4.70% 2050	1,725	2,171
Exelon Corp., junior subordinated, 3.497% 2022[5]	21,000	21,196
FirstEnergy Corp. 2.05% 2025	9,065	8,997
FirstEnergy Corp. 1.60% 2026	50,767	49,117
FirstEnergy Corp. 3.50% 2028[4]	15,958	17,020
FirstEnergy Corp. 4.10% 2028[4]	6,025	6,624
FirstEnergy Corp. 2.25% 2030	117,043	112,844
FirstEnergy Corp. 2.65% 2030	54,663	54,116
FirstEnergy Corp. 7.375% 2031	2,703	3,654
FirstEnergy Corp. 3.40% 2050	8,323	8,177
FirstEnergy Corp., Series A, 3.35% 2022[5]	53,907	54,141
FirstEnergy Corp., Series B, 4.40% 2027 (4.15% on 1/15/2022)[5]	80,856	87,150
FirstEnergy Transmission LLC 2.866% 2028[4]	74,825	75,021
Florida Power & Light Company 2.875% 2051	47,272	48,064
Georgia Power Co. 3.70% 2050	625	666
Gulf Power Co. 3.30% 2027	10,000	10,684
Interchile SA 4.50% 2056[4]	2,443	2,600
Interstate Power and Light Co. 3.25% 2024	17,557	18,445
Israel Electric Corp., Ltd. 4.25% 2028[4]	19,722	21,707
Israel Electric Corp., Ltd. 8.10% 2096[4]	6,250	9,171
Jersey Central Power & Light Co. 4.30% 2026[4]	4,480	4,863
Jersey Central Power & Light Co. 2.75% 2032[4]	9,243	9,378
Metropolitan Edison Co. 4.30% 2029[4]	5,000	5,569
MidAmerican Energy Holdings Co. 3.65% 2029	2,300	2,537
MidAmerican Energy Holdings Co. 2.70% 2052	15,305	14,897
Mississippi Power Co. 3.95% 2028	10,100	11,078
Mississippi Power Co. 4.25% 2042	14,426	16,593
Monongahela Power Co. 3.55% 2027[4]	4,800	5,138
NextEra Energy Capital Holdings, Inc. 1.875% 2027	18,000	18,118
NextEra Energy Capital Holdings, Inc. 1.90% 2028	20,325	20,126
NextEra Energy Capital Holdings, Inc. 2.44% 2032	34,075	34,181
NextEra Energy Partners LP 4.25% 2024[4]	4,715	4,904
NextEra Energy Partners LP 3.875% 2026[4]	3,535	3,753
Northern States Power Co. 2.25% 2031	4,458	4,499
Northern States Power Co. 2.90% 2050	2,821	2,856
Northern States Power Co. 2.60% 2051	26,667	25,516
Oncor Electric Delivery Company LLC 0.55% 2025	8,100	7,805
Oncor Electric Delivery Company, LLC 2.70% 2051[4]	8,893	8,575
Pacific Gas and Electric Co. 1.75% 2022	33,900	33,900
Pacific Gas and Electric Co. 1.367% 2023	50,800	50,496
Pacific Gas and Electric Co. 3.25% 2023	3,421	3,486
Pacific Gas and Electric Co. 3.85% 2023	6,301	6,511
Pacific Gas and Electric Co. 4.25% 2023	508	526
Pacific Gas and Electric Co. 3.40% 2024	13,465	13,934
Pacific Gas and Electric Co. 2.95% 2026	72,655	73,969
Pacific Gas and Electric Co. 3.15% 2026	140,083	143,321
Pacific Gas and Electric Co. 2.10% 2027	21,982	21,240
Pacific Gas and Electric Co. 3.30% 2027	54,404	55,340
Pacific Gas and Electric Co. 3.30% 2027	35,769	36,422
Pacific Gas and Electric Co. 3.00% 2028	41,127	41,457
Pacific Gas and Electric Co. 3.75% 2028	32,678	34,010
Pacific Gas and Electric Co. 4.65% 2028	48,518	52,967
Pacific Gas and Electric Co. 4.55% 2030	178,087	192,731
Pacific Gas and Electric Co. 2.50% 2031	77,374	73,794
Pacific Gas and Electric Co. 3.25% 2031	40,994	41,172
Pacific Gas and Electric Co. 3.30% 2040	29,430	27,340
Pacific Gas and Electric Co. 3.75% 2042	38,150	35,671
Pacific Gas and Electric Co. 3.50% 2050	64,182	59,616
Peco Energy Co. 2.80% 2050	18,872	18,542

16	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
PG&E Corp. 5.00% 2028	$9,485	$9,993
PG&E Corp. 5.25% 2030	3,450	3,624
Progress Energy, Inc. 7.00% 2031	8,568	11,618
Public Service Company of Colorado 1.875% 2031	51,922	50,529
Public Service Company of Colorado 1.90% 2031	1,500	1,459
Public Service Electric and Gas Co. 0.95% 2026	17,350	17,004
Public Service Electric and Gas Co. 3.65% 2028	425	467
Public Service Electric and Gas Co. 3.20% 2029	5,000	5,382
Public Service Electric and Gas Co. 2.45% 2030	2,005	2,043
Public Service Electric and Gas Co. 1.90% 2031	8,539	8,318
Public Service Electric and Gas Co. 2.05% 2050	6,501	5,508
Public Service Electric and Gas Co. 2.70% 2050	2,024	1,961
Public Service Electric and Gas Co. 3.15% 2050	15,000	15,769
Public Service Enterprise Group, Inc. 2.65% 2022	6,225	6,314
Public Service Enterprise Group, Inc. 2.45% 2031	10,000	9,893
Public Service Enterprise Group, Inc. 3.20% 2049	2,475	2,606
Puget Energy, Inc. 5.625% 2022	7,536	7,639
San Diego Gas & Electric Co. 1.70% 2030	218	209
San Diego Gas & Electric Co. 3.75% 2047	60	67
San Diego Gas & Electric Co. 4.10% 2049	23	27
San Diego Gas & Electric Co. 3.32% 2050	2,925	3,089
San Diego Gas & Electric Co. 2.95% 2051	32,268	32,557
Southern California Edison Co. 1.845% 2022	905	906
Southern California Edison Co. 0.70% 2023	400	398
Southern California Edison Co. 1.10% 2024	28,252	28,159
Southern California Edison Co. 3.70% 2025	11,000	11,754
Southern California Edison Co. 1.20% 2026	7,500	7,356
Southern California Edison Co. 3.65% 2028	10,056	10,873
Southern California Edison Co. 2.85% 2029	70,582	73,086
Southern California Edison Co. 4.20% 2029	20,806	23,223
Southern California Edison Co. 2.25% 2030	27,600	27,267
Southern California Edison Co. 2.50% 2031	17,417	17,502
Southern California Edison Co. 6.00% 2034	10,119	13,141
Southern California Edison Co. 5.35% 2035	30,475	38,002
Southern California Edison Co. 5.75% 2035	6,666	8,589
Southern California Edison Co. 5.625% 2036	5,649	7,126
Southern California Edison Co. 5.55% 2037	6,946	8,668
Southern California Edison Co. 5.95% 2038	12,088	15,655
Southern California Edison Co. 4.50% 2040	20,920	23,661
Southern California Edison Co. 4.00% 2047	25,040	27,670
Southern California Edison Co. 4.125% 2048	17,199	19,338
Southern California Edison Co. 4.875% 2049	1,925	2,356
Southern California Edison Co. 3.65% 2050	54,286	57,588
Southern California Edison Co. 2.95% 2051	12,545	11,979
Southern California Edison Co. 3.65% 2051	22,117	24,021
Southern California Edison Co., Series C, 3.60% 2045	10,910	11,203
Southern California Gas Company 2.55% 2030	6,775	6,954
Southwestern Electric Power Co. 1.65% 2026	12,675	12,583
Southwestern Electric Power Co. 3.25% 2051	13,364	13,283
Talen Energy Corp. 7.25% 2027[4]	12,024	10,653
Talen Energy Corp. 6.625% 2028[4]	8,215	7,220
Talen Energy Supply, LLC 7.625% 2028[4]	1,590	1,418
Tampa Electric Co. 2.60% 2022	4,350	4,384
Union Electric Co. 2.15% 2032	19,875	19,530
Virginia Electric and Power Co. 2.875% 2029	4,944	5,195
Virginia Electric and Power Co. 2.30% 2031	8,575	8,650
Virginia Electric and Power Co. 4.00% 2043	1,437	1,655
Virginia Electric and Power Co. 2.45% 2050	21,900	20,235
Vistra Operations Co. LLC 3.55% 2024[4]	8,000	8,243
Vistra Operations Co. LLC 5.00% 2027[4]	1,000	1,039
WEC Energy Group, Inc. 2.20% 2028	9,475	9,469
Wisconsin Electric Power Co. 2.85% 2051	5,167	5,088
Wisconsin Power and Light Co. 1.95% 2031	15,450	15,051
Wisconsin Power and Light Co. 3.65% 2050	2,675	3,013
Xcel Energy, Inc. 3.35% 2026	14,219	15,121
Xcel Energy, Inc. 1.75% 2027	19,250	19,089

The Bond Fund of America	17

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Xcel Energy, Inc. 2.60% 2029	$13,202	$13,509
Xcel Energy, Inc. 2.35% 2031	37,475	37,328
Xcel Energy, Inc. 3.50% 2049	7,975	8,503
		3,669,642

Energy 4.05%
Antero Resources Corp. 5.375% 2030[4]	1,735	1,858
Apache Corp. 4.25% 2030	9,050	9,834
Apache Corp. 6.00% 2037	6,135	7,518
Apache Corp. 5.10% 2040	4,860	5,500
Apache Corp. 4.75% 2043	15,000	16,500
Apache Corp. 5.35% 2049	16,725	19,133
Baker Hughes, a GE Co. 2.061% 2026	6,787	6,852
Boardwalk Pipeline Partners LP 3.375% 2023	1,900	1,935
BP Capital Markets America, Inc. 2.772% 2050	451	426
Canadian Natural Resources, Ltd. 2.95% 2023	16,235	16,548
Canadian Natural Resources, Ltd. 3.80% 2024	10,500	11,018
Canadian Natural Resources, Ltd. 2.05% 2025	3,547	3,584
Canadian Natural Resources, Ltd. 3.85% 2027	49,448	53,016
Canadian Natural Resources, Ltd. 2.95% 2030	8,752	8,873
Canadian Natural Resources, Ltd. 4.95% 2047	179	220
Cenovus Energy, Inc. 5.375% 2025	32,721	36,138
Cenovus Energy, Inc. 4.25% 2027	72,145	78,692
Cenovus Energy, Inc. 2.65% 2032	17,538	17,178
Cenovus Energy, Inc. 5.25% 2037	9,149	10,828
Cenovus Energy, Inc. 5.40% 2047	56,113	70,020
Cheniere Energy Partners LP 4.50% 2029	5,050	5,362
Cheniere Energy Partners LP 3.25% 2032[4]	5,374	5,439
Cheniere Energy, Inc. 4.625% 2028	8,875	9,455
Cheniere Energy, Inc. 3.70% 2029	46,156	49,479
Chesapeake Energy Corp. 5.50% 2026[4]	1,405	1,480
Chesapeake Energy Corp. 5.875% 2029[4]	1,210	1,296
Chevron Corp. 2.498% 2022	9,675	9,692
Chevron Corp. 2.954% 2026	25,490	27,013
Chevron Corp. 1.995% 2027	22,156	22,503
Chevron Corp. 2.236% 2030	24,807	25,118
Chevron Corp. 3.078% 2050	4,177	4,447
Chevron USA, Inc. 1.018% 2027	16,054	15,471
CNX Resources Corp. 7.25% 2027[4]	20	21
CNX Resources Corp. 6.00% 2029[4]	1,608	1,675
Constellation Oil Services Holding SA 10.00% PIK 2024[4,7,8]	3,538	1,107
Continental Resources, Inc. 2.875% 2032[4]	12,140	11,893
DCP Midstream Operating LP 4.95% 2022	1,495	1,495
Devon Energy Corp. 5.25% 2024	638	691
Devon Energy Corp. 5.25% 2027	1,624	1,713
Devon Energy Corp. 5.875% 2028	1,347	1,459
Devon Energy Corp. 4.50% 2030	12,331	13,244
Diamondback Energy, Inc. 4.40% 2051	23,781	27,320
DT Midstream, Inc. 4.125% 2029[4]	3,430	3,517
Enbridge Energy Partners LP 7.375% 2045	22,442	35,123
Enbridge, Inc. 4.00% 2023	10,100	10,548
Endeavor Energy Resources LP 6.625% 2025[4]	1,995	2,113
Energy Transfer Operating LP 5.875% 2024	2,043	2,200
Energy Transfer Operating LP 2.90% 2025	23,003	23,782
Energy Transfer Operating LP 3.75% 2030	27,624	29,303
Energy Transfer Operating LP 5.00% 2050	108,654	125,332
Energy Transfer Partners LP 4.20% 2023	5,725	5,981
Energy Transfer Partners LP 4.50% 2024	2,975	3,155
Energy Transfer Partners LP 4.95% 2028	7,500	8,444
Energy Transfer Partners LP 6.125% 2045	16,640	20,744
Energy Transfer Partners LP 5.30% 2047	31,022	36,032
Energy Transfer Partners LP 6.00% 2048	14,487	18,038
Energy Transfer Partners LP 6.25% 2049	15,547	20,347
Energy Transfer Partners LP 6.625% junior subordinated perpetual bonds (3-month USD-LIBOR + 4.155% on 2/15/2028)[5]	17,000	16,170
Enterprise Products Operating LLC 2.80% 2030	3,768	3,933
Enterprise Products Operating LLC 3.20% 2052	17,550	17,259

18	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Enterprise Products Operating LLC 3.30% 2053		$33,993	$33,884
EQM Midstream Partners LP 4.75% 2023		2,500	2,603
EQM Midstream Partners LP 6.50% 2027[4]		4,020	4,508
EQM Midstream Partners LP 5.50% 2028		8,300	9,080
EQM Midstream Partners LP 4.50% 2029[4]		5,120	5,332
EQT Corp. 3.00% 2022		23,035	23,297
EQT Corp. 6.625% 2025[5]		5,812	6,560
EQT Corp. 3.90% 2027		11,000	11,811
EQT Corp. 5.00% 2029		1,175	1,303
EQT Corp. 7.50% 2030[5]		15,000	19,299
EQT Corp. 3.625% 2031[4]		3,945	4,099
Equinor ASA 3.625% 2028		8,379	9,213
Equinor ASA 3.125% 2030		22,503	24,200
Equinor ASA 3.25% 2049		5,687	6,040
Exxon Mobil Corp. 2.019% 2024		24,204	24,814
Exxon Mobil Corp. 2.44% 2029		4,098	4,207
Exxon Mobil Corp. 2.61% 2030		39,385	40,864
Exxon Mobil Corp. 2.995% 2039		890	902
Exxon Mobil Corp. 4.227% 2040		2,000	2,365
Exxon Mobil Corp. 3.452% 2051		6,327	6,869
Harvest Midstream I, LP 7.50% 2028[4]		1,988	2,130
Hilcorp Energy I, LP 5.75% 2029[4]		2,125	2,193
Kinder Morgan, Inc. 2.00% 2031		4,717	4,494
Kinder Morgan, Inc. 5.20% 2048		9,524	11,792
Kinder Morgan, Inc. 3.25% 2050		3,345	3,210
Kinder Morgan, Inc. 3.60% 2051		52,875	53,297
Marathon Oil Corp. 4.40% 2027		5,755	6,308
MPLX LP 3.50% 2022		140	143
MPLX LP 1.75% 2026		20,211	20,028
MPLX LP 2.65% 2030		28,512	28,415
MPLX LP 4.70% 2048		5,660	6,546
MPLX LP 5.50% 2049		51,288	65,650
Murphy Oil Corp. 6.375% 2028		6,250	6,652
Murphy Oil USA, Inc. 3.75% 2031[4]		1,335	1,329
MV24 Capital BV 6.748% 2034[4]		1,793	1,851
New Fortress Energy, Inc. 6.50% 2026[4]		6,595	6,553
NGL Energy Operating LLC 7.50% 2026[4]		6,555	6,769
Occidental Petroleum Corp. 8.00% 2025		3,930	4,592
Occidental Petroleum Corp. 4.20% 2048		4,250	4,257
Oleoducto Central SA 4.00% 2027[4]		9,840	9,796
Oleoducto Central SA 4.00% 2027		9,063	9,022
ONEOK, Inc. 2.20% 2025		439	444
ONEOK, Inc. 5.85% 2026		35,267	40,480
ONEOK, Inc. 4.00% 2027		5,403	5,846
ONEOK, Inc. 4.55% 2028		910	1,006
ONEOK, Inc. 3.40% 2029		2,882	2,988
ONEOK, Inc. 4.35% 2029		3,154	3,441
ONEOK, Inc. 3.10% 2030		25,930	26,439
ONEOK, Inc. 6.35% 2031		14,286	17,956
ONEOK, Inc. 4.95% 2047		947	1,098
ONEOK, Inc. 5.20% 2048		31,762	38,476
ONEOK, Inc. 4.45% 2049		11,094	12,289
ONEOK, Inc. 4.50% 2050		7,917	8,795
ONEOK, Inc. 7.15% 2051		9,461	13,685
Petróleos Mexicanos (3-month USD-LIBOR + 3.65%) 3.851% 2022[6]		7,000	7,014
Petróleos Mexicanos 4.875% 2022		20,506	20,565
Petróleos Mexicanos 5.375% 2022		13,457	13,591
Petróleos Mexicanos 3.50% 2023		600	607
Petróleos Mexicanos 4.625% 2023		5,840	5,994
Petróleos Mexicanos 4.875% 2024		1,881	1,949
Petróleos Mexicanos 6.875% 2025[4]		66,015	72,208
Petróleos Mexicanos 6.875% 2025		4,291	4,694
Petróleos Mexicanos 4.50% 2026		9,922	10,050
Petróleos Mexicanos 6.875% 2026		110,761	121,931
Petróleos Mexicanos 7.47% 2026	MXN	70,000	3,109
Petróleos Mexicanos 6.49% 2027		$20,000	21,347
Petróleos Mexicanos 6.50% 2027		89,091	95,159

The Bond Fund of America	19

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Petróleos Mexicanos 6.50% 2029	$15,417	$16,021
Petróleos Mexicanos 5.95% 2031	22,178	21,595
Petróleos Mexicanos 6.70% 2032[4]	140,205	141,884
Petróleos Mexicanos 7.69% 2050	23,125	22,361
Pioneer Natural Resources Company 1.125% 2026	1,055	1,025
Pioneer Natural Resources Company 2.15% 2031	1,178	1,138
Plains All American Pipeline LP 3.80% 2030	1,543	1,613
PTT Exploration and Production PCL 2.587% 2027[4]	7,780	7,939
Qatar Petroleum 1.375% 2026[4]	62,305	61,175
Qatar Petroleum 2.25% 2031[4]	65,510	65,058
Qatar Petroleum 3.125% 2041[4]	39,145	39,664
Qatar Petroleum 3.30% 2051[4]	9,730	10,051
Rattler Midstream Partners LP 5.625% 2025[4]	4,317	4,494
SA Global Sukuk, Ltd. 0.946% 2024[4]	48,525	47,847
SA Global Sukuk, Ltd. 1.602% 2026[4]	152,204	150,035
SA Global Sukuk, Ltd. 2.694% 2031[4]	35,490	35,764
Sabine Pass Liquefaction, LLC 5.625% 2023[5]	14,000	14,647
Sabine Pass Liquefaction, LLC 5.75% 2024	13,100	14,254
Sabine Pass Liquefaction, LLC 5.625% 2025	21,015	23,348
Sabine Pass Liquefaction, LLC 5.875% 2026	33,750	38,758
Sabine Pass Liquefaction, LLC 4.50% 2030	19,990	22,569
Saudi Arabian Oil Co. 2.875% 2024[4]	8,448	8,731
Saudi Arabian Oil Co. 1.625% 2025[4]	2,980	2,968
Saudi Arabian Oil Co. 3.50% 2029[4]	4,835	5,177
Saudi Arabian Oil Co. 4.375% 2049[4]	1,325	1,539
Shell International Finance BV 3.50% 2023	7,500	7,850
Shell International Finance BV 2.00% 2024	3,250	3,333
Shell International Finance BV 3.875% 2028	4,680	5,234
Shell International Finance BV 2.375% 2029	19,511	19,948
Shell International Finance BV 2.75% 2030	15,190	15,882
Shell International Finance BV 3.125% 2049	3,490	3,601
Shell International Finance BV 3.25% 2050	7,811	8,333
Sinopec Group Overseas Development (2018), Ltd. 1.45% 2026[4]	10,500	10,379
Sinopec Group Overseas Development (2018), Ltd. 2.95% 2029	21,257	22,209
Sinopec Group Overseas Development (2018), Ltd. 2.95% 2029[4]	18,886	19,682
Sinopec Group Overseas Development (2018), Ltd. 2.95% 2029	3,140	3,272
Sinopec Group Overseas Development (2018), Ltd. 2.30% 2031[4]	11,940	11,778
Sinopec Group Overseas Development (2018), Ltd. 3.10% 2051[4]	27,125	26,107
Sinopec Group Overseas Development (2018), Ltd. 2.95% 2029[4]	6,717	7,018
Southwestern Energy Co. 6.45% 2025 (6.20% on 1/23/2022)[5]	880	968
Southwestern Energy Co. 8.375% 2028	1,300	1,453
Suncor Energy, Inc. 3.75% 2051	9,758	10,498
Sunoco Logistics Operating Partners LP 4.00% 2027	15,000	16,118
Sunoco Logistics Operating Partners LP 5.40% 2047	34,048	40,044
Sunoco LP 6.00% 2027	4,210	4,395
Sunoco LP 4.50% 2029	3,215	3,270
Tallgrass Energy Partners, LP 7.50% 2025[4]	1,370	1,484
Targa Resources Partners LP 5.875% 2026	8,530	8,912
Targa Resources Partners LP 6.875% 2029	6,000	6,721
Targa Resources Partners LP 5.50% 2030	8,660	9,476
Targa Resources Partners LP 4.875% 2031	2,190	2,382
Total Capital International 3.455% 2029	10,040	10,886
Total Capital International 2.829% 2030	7,860	8,238
Total Capital International 3.461% 2049	2,600	2,816
Total Capital International 3.127% 2050	6,508	6,689
TransCanada PipeLines, Ltd. 4.10% 2030	24,741	27,627
Transportadora de Gas Peru SA 4.25% 2028[4]	2,535	2,688
Western Gas Partners LP 5.30% 2048	2,000	2,413
Western Midstream Operating, LP 4.35% 2025 (4.10% on 2/1/2022)[5]	8,964	9,379
Western Midstream Operating, LP 5.30% 2030 (5.05% on 2/1/2022)[5]	6,606	7,273
Western Midstream Operating, LP 6.50% 2050 (6.25% on 2/1/2022)[5]	15,036	17,803
Williams Companies, Inc. 3.50% 2030	29,821	31,734
Williams Companies, Inc. 2.60% 2031	17,836	17,733
Williams Partners LP 6.30% 2040	2,246	3,047
		3,220,831

20	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary 3.57%
Allied Universal Holdco LLC 4.625% 2028[4]	$2,105	$2,107
Amazon.com, Inc. 1.20% 2027	4,519	4,460
Amazon.com, Inc. 1.65% 2028	43,100	43,201
Amazon.com, Inc. 1.50% 2030	37,712	36,587
Amazon.com, Inc. 2.10% 2031	50,819	51,558
Amazon.com, Inc. 3.875% 2037	550	648
Amazon.com, Inc. 2.875% 2041	14,907	15,509
Amazon.com, Inc. 2.50% 2050	12,280	11,726
Amazon.com, Inc. 3.10% 2051	33,000	35,319
Amazon.com, Inc. 2.70% 2060	10,560	10,210
American Honda Finance Corp. 2.60% 2022	106	108
American Honda Finance Corp. 0.875% 2023	50,000	50,035
American Honda Finance Corp. 0.55% 2024	14,780	14,595
American Honda Finance Corp. 0.75% 2024	2,000	1,979
American Honda Finance Corp. 1.00% 2025	3,000	2,955
American Honda Finance Corp. 1.20% 2025	14,987	14,940
American Honda Finance Corp. 1.30% 2026	4,000	3,954
American Honda Finance Corp. 2.00% 2028	5,425	5,483
American Honda Finance Corp. 1.80% 2031	1,500	1,464
Atlas LuxCo 4 SARL 4.625% 2028[4]	1,610	1,583
Bayerische Motoren Werke AG 2.95% 2022[4]	3,500	3,525
Bayerische Motoren Werke AG 3.45% 2023[4]	16,128	16,635
Bayerische Motoren Werke AG 3.80% 2023[4]	1,985	2,059
Bayerische Motoren Werke AG 3.90% 2025[4]	21,240	22,857
Bayerische Motoren Werke AG 1.25% 2026[4]	600	591
Bayerische Motoren Werke AG 1.95% 2031[4]	3,500	3,411
Bayerische Motoren Werke AG 2.55% 2031[4]	14,011	14,389
BMW Finance NV 2.25% 2022[4]	7,500	7,580
Daimler Trucks Finance North America, LLC 1.125% 2023[4]	18,000	18,013
Daimler Trucks Finance North America, LLC 1.625% 2024[4]	29,500	29,741
Daimler Trucks Finance North America, LLC 2.00% 2026[4]	10,800	10,853
Daimler Trucks Finance North America, LLC 2.375% 2028[4]	23,725	23,852
Daimler Trucks Finance North America, LLC 2.50% 2031[4]	61,516	61,554
DaimlerChrysler North America Holding Corp. 2.55% 2022[4]	12,750	12,896
DaimlerChrysler North America Holding Corp. 1.75% 2023[4]	18,000	18,185
DaimlerChrysler North America Holding Corp. 0.75% 2024[4]	22,000	21,805
DaimlerChrysler North America Holding Corp. 2.70% 2024[4]	19,500	20,168
DaimlerChrysler North America Holding Corp. 3.65% 2024[4]	9,710	10,223
DaimlerChrysler North America Holding Corp. 1.45% 2026[4]	11,725	11,618
DaimlerChrysler North America Holding Corp. 2.45% 2031[4]	9,990	10,160
Expedia Group, Inc. 6.25% 2025[4]	2,734	3,087
Ford Motor Co. 4.75% 2043	3,500	3,869
Ford Motor Credit Company LLC 3.219% 2022	300	300
Ford Motor Credit Company LLC 3.339% 2022	945	948
Ford Motor Credit Company LLC 3.087% 2023	1,510	1,538
Ford Motor Credit Company LLC 3.096% 2023	14,729	15,025
Ford Motor Credit Company LLC 4.375% 2023	1,125	1,172
Ford Motor Credit Company LLC 3.664% 2024	5,756	5,985
Ford Motor Credit Company LLC 3.81% 2024	8,710	9,045
Ford Motor Credit Company LLC 5.584% 2024	423	456
Ford Motor Credit Company LLC 4.134% 2025	400	425
Ford Motor Credit Company LLC 5.125% 2025	7,390	8,046
Ford Motor Credit Company LLC 2.70% 2026	66,960	67,630
Ford Motor Credit Company LLC 4.542% 2026	18,000	19,571
Ford Motor Credit Company LLC 3.815% 2027	3,010	3,187
Ford Motor Credit Company LLC 4.125% 2027	19,805	21,402
Ford Motor Credit Company LLC 4.271% 2027	41,650	44,821
Ford Motor Credit Company LLC 2.90% 2028	3,400	3,413
General Motors Company 5.40% 2023	4,478	4,795
General Motors Company 4.35% 2025	14,354	15,454
General Motors Company 6.125% 2025	33,548	38,570
General Motors Company 4.20% 2027	3,437	3,764
General Motors Company 6.80% 2027	18,998	23,335
General Motors Company 6.75% 2046	1,000	1,433
General Motors Financial Co. 3.45% 2022	14,955	15,001
General Motors Financial Co. 3.55% 2022	1,850	1,877
General Motors Financial Co. 1.70% 2023	5,939	5,998

The Bond Fund of America	21

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
General Motors Financial Co. 3.25% 2023	$22,403	$22,893
General Motors Financial Co. 3.70% 2023	15,126	15,582
General Motors Financial Co. 4.15% 2023	14,010	14,576
General Motors Financial Co. 1.05% 2024	425	423
General Motors Financial Co. 1.20% 2024	11,400	11,323
General Motors Financial Co. 3.50% 2024	15,365	16,141
General Motors Financial Co. 3.95% 2024	14,909	15,696
General Motors Financial Co. 5.10% 2024	16,550	17,754
General Motors Financial Co. 2.75% 2025	14,475	14,948
General Motors Financial Co. 2.90% 2025	750	776
General Motors Financial Co. 1.25% 2026	13,900	13,614
General Motors Financial Co. 1.50% 2026	55,810	54,968
General Motors Financial Co. 4.00% 2026	11,454	12,376
General Motors Financial Co. 2.70% 2027	24,230	24,665
General Motors Financial Co. 2.40% 2028	36,175	36,103
General Motors Financial Co. 2.40% 2028	12,928	12,991
General Motors Financial Co. 3.60% 2030	1,735	1,852
General Motors Financial Co. 2.35% 2031	30,100	29,332
General Motors Financial Co. 2.70% 2031	23,400	23,342
Grand Canyon University 4.125% 2024	25,000	25,593
Hanesbrands, Inc. 4.625% 2024[4]	5,430	5,692
Home Depot, Inc. 3.90% 2028	831	937
Home Depot, Inc. 2.95% 2029	42,205	45,004
Home Depot, Inc. 2.70% 2030	25,000	26,258
Home Depot, Inc. 1.375% 2031	34,165	32,246
Home Depot, Inc. 3.125% 2049	5	5
Home Depot, Inc. 3.35% 2050	110	120
Home Depot, Inc. 2.375% 2051	6,847	6,308
Hyundai Capital America 2.85% 2022[4]	7,412	7,541
Hyundai Capital America 3.10% 2022[4]	13,890	13,984
Hyundai Capital America 3.25% 2022[4]	24,685	25,157
Hyundai Capital America 3.95% 2022[4]	15,000	15,036
Hyundai Capital America 1.25% 2023[4]	24,257	24,247
Hyundai Capital America 2.375% 2023[4]	21,815	22,123
Hyundai Capital America 5.75% 2023[4]	10,000	10,561
Hyundai Capital America 0.875% 2024[4]	17,000	16,680
Hyundai Capital America 1.00% 2024[4]	15,600	15,340
Hyundai Capital America 1.80% 2025[4]	55,906	55,650
Hyundai Capital America 2.65% 2025[4]	28,554	29,283
Hyundai Capital America 5.875% 2025[4]	10,000	11,197
Hyundai Capital America 1.30% 2026[4]	17,000	16,530
Hyundai Capital America 1.50% 2026[4]	37,265	36,262
Hyundai Capital America 1.65% 2026[4]	39,800	39,051
Hyundai Capital America 2.375% 2027[4]	11,397	11,345
Hyundai Capital America 3.00% 2027[4]	22,768	23,576
Hyundai Capital America 1.80% 2028[4]	15,000	14,509
Hyundai Capital America 2.00% 2028[4]	37,888	36,967
Hyundai Capital America 2.10% 2028[4]	27,625	26,860
Hyundai Capital Services, Inc. 1.25% 2026[4]	6,570	6,415
International Game Technology PLC 6.50% 2025[4]	1,560	1,695
International Game Technology PLC 4.125% 2026[4]	2,115	2,181
International Game Technology PLC 6.25% 2027[4]	3,500	3,924
International Game Technology PLC 5.25% 2029[4]	6,940	7,364
KB Home 6.875% 2027	5,000	5,868
Lennar Corp. 4.50% 2024	3,015	3,206
Limited Brands, Inc. 6.875% 2035	4,500	5,598
Limited Brands, Inc. 6.75% 2036	4,800	5,935
Lowe’s Companies, Inc. 1.30% 2028	684	656
Lowe’s Companies, Inc. 1.70% 2030	5,216	4,962
Lowe’s Companies, Inc. 2.625% 2031	2,250	2,304
Lowe’s Companies, Inc. 4.05% 2047	2,427	2,799
Lowe’s Companies, Inc. 3.00% 2050	5,431	5,371
Lowe’s Companies, Inc. 5.125% 2050	867	1,177
M.D.C. Holdings, Inc. 6.00% 2043	7,475	9,467
Marriott International, Inc. 5.75% 2025	1,196	1,347
Marriott International, Inc. 3.125% 2026	1,235	1,284
Marriott International, Inc. 2.85% 2031	16,535	16,502

22	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Marriott International, Inc. 2.75% 2033	$4,827	$4,689
McDonald’s Corp. 2.125% 2030	8,994	8,963
McDonald’s Corp. 4.45% 2048	1,750	2,160
McDonald’s Corp. 3.625% 2049	6,857	7,603
McDonald’s Corp. 4.20% 2050	5,396	6,549
Meituan Dianping 2.125% 2025[4]	5,041	4,861
Meituan Dianping 3.05% 2030[4]	17,000	15,752
Meituan Dianping 3.05% 2030	15,000	13,899
Melco International Development, Ltd. 4.875% 2025[4]	300	296
Melco International Development, Ltd. 5.75% 2028[4]	3,990	4,018
Melco International Development, Ltd. 5.375% 2029[4]	885	860
MGM Growth Properties LLC 5.625% 2024	3,885	4,157
MGM Growth Properties LLC 3.875% 2029[4]	2,835	2,981
MGM Resorts International 6.75% 2025	3,000	3,138
Morongo Band of Mission Indians 7.00% 2039[4]	11,225	14,850
NIKE, Inc. 2.40% 2025	8,656	8,968
NIKE, Inc. 3.25% 2040	5,469	5,961
NIKE, Inc. 3.375% 2050	4,272	4,840
Nissan Motor Acceptance Co. LLC 1.125% 2024[4]	16,200	15,927
Nissan Motor Acceptance Co. LLC 1.85% 2026[4]	36,749	35,893
Nissan Motor Acceptance Co. LLC 2.45% 2028[4]	22,958	22,331
Nissan Motor Co., Ltd. 2.60% 2022[4]	44,825	45,302
Nissan Motor Co., Ltd. 3.043% 2023[4]	8,756	8,988
Nissan Motor Co., Ltd. 3.522% 2025[4]	48,235	50,603
Nissan Motor Co., Ltd. 2.00% 2026[4]	31,075	30,639
Nissan Motor Co., Ltd. 4.345% 2027[4]	32,162	34,747
Nissan Motor Co., Ltd. 2.75% 2028[4]	39,575	39,327
Nissan Motor Co., Ltd. 4.81% 2030[4]	24,600	27,541
President & Fellows of Harvard College 2.517% 2050	5,500	5,531
S.A.C.I. Falabella 3.75% 2027[4]	8,295	8,649
Sally Holdings LLC and Sally Capital, Inc. 5.625% 2025	200	205
Sally Holdings LLC and Sally Capital, Inc. 8.75% 2025[4]	500	533
Sands China, Ltd. 3.80% 2026	2,330	2,344
Sands China, Ltd. 5.40% 2028	43,750	47,162
Sands China, Ltd. 4.375% 2030	6,500	6,642
Starbucks Corp. 3.10% 2023	15,237	15,604
Starbucks Corp. 3.80% 2025	14,000	15,116
Stellantis Finance US, Inc. 1.711% 2027[4]	29,225	28,743
Stellantis Finance US, Inc. 2.691% 2031[4]	42,075	41,420
Taylor Morrison Home Corp. 5.75% 2028[4]	3,500	3,916
Toyota Motor Corp. 0.681% 2024	6,731	6,694
Toyota Motor Credit Corp. 2.60% 2022	9,860	9,864
Toyota Motor Credit Corp. 0.50% 2023	6,377	6,356
Toyota Motor Credit Corp. 1.35% 2023	19,170	19,347
Toyota Motor Credit Corp. 2.70% 2023	5,300	5,420
Toyota Motor Credit Corp. 0.45% 2024	2,530	2,510
Toyota Motor Credit Corp. 0.80% 2025	23,287	22,756
Toyota Motor Credit Corp. 3.00% 2025	8,710	9,144
Toyota Motor Credit Corp. 1.15% 2027	6,086	5,916
Toyota Motor Credit Corp. 3.20% 2027	2,330	2,501
Toyota Motor Credit Corp. 1.90% 2028	13,370	13,408
Toyota Motor Credit Corp. 3.05% 2028	2,589	2,780
Toyota Motor Credit Corp. 3.375% 2030	15,094	16,559
Travel + Leisure Co. 4.50% 2029[4]	2,000	2,020
VICI Properties LP 4.25% 2026[4]	5,700	5,944
VICI Properties LP 4.625% 2029[4]	715	762
VICI Properties LP / VICI Note Co., Inc. 3.50% 2025[4]	2,675	2,718
VICI Properties LP / VICI Note Co., Inc. 4.125% 2030[4]	2,500	2,648
Volkswagen Group of America Finance, LLC 2.90% 2022[4]	27,250	27,475
Volkswagen Group of America Finance, LLC 3.125% 2023[4]	21,938	22,560
Volkswagen Group of America Finance, LLC 4.25% 2023[4]	3,000	3,169
Volkswagen Group of America Finance, LLC 2.85% 2024[4]	22,214	22,987
Volkswagen Group of America Finance, LLC 1.25% 2025[4]	16,205	15,864
Volkswagen Group of America Finance, LLC 3.35% 2025[4]	21,089	22,204
Volkswagen Group of America Finance, LLC 4.625% 2025[4]	514	567
Volkswagen Group of America Finance, LLC 1.625% 2027[4]	6,950	6,746
Wyndham Destinations, Inc. 6.625% 2026[4]	4,000	4,440

The Bond Fund of America	23

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Wynn Macau, Ltd. 5.125% 2029[4]	$1,200	$1,092
Wynn Resorts, Ltd. 7.75% 2025[4]	4,380	4,598
Wynn Resorts, Ltd. 5.125% 2029[4]	2,500	2,541
		2,843,453
Health care 3.09%
Abbott Laboratories 3.75% 2026	1,025	1,133
AbbVie, Inc. 3.45% 2022	16,500	16,515
AbbVie, Inc. 2.60% 2024	30,200	31,355
AbbVie, Inc. 2.95% 2026	23,018	24,271
AbbVie, Inc. 3.20% 2029	44,253	47,364
AmerisourceBergen Corp. 2.70% 2031	42,338	42,821
Amgen, Inc. 2.45% 2030	25,000	25,472
Anthem, Inc. 2.95% 2022	11,000	11,216
Anthem, Inc. 2.375% 2025	1,534	1,583
AstraZeneca Finance LLC 1.75% 2028	8,826	8,781
AstraZeneca Finance LLC 2.25% 2031	13,536	13,646
AstraZeneca PLC 2.375% 2022	14,650	14,744
AstraZeneca PLC 3.50% 2023	15,207	15,875
AstraZeneca PLC 3.375% 2025	25,790	27,704
AstraZeneca PLC 0.70% 2026	6,589	6,380
AstraZeneca PLC 4.00% 2029	2,027	2,291
AstraZeneca PLC 1.375% 2030	10,000	9,452
AstraZeneca PLC 3.00% 2051	6,295	6,615
Avantor Funding, Inc. 4.625% 2028[4]	6,320	6,599
Bausch Health Companies, Inc. 4.875% 2028[4]	5,125	5,237
Baxter International, Inc. 2.539% 2032[4]	23,238	23,502
Bayer US Finance II LLC 3.875% 2023[4]	14,400	15,055
Bayer US Finance II LLC 4.25% 2025[4]	32,819	35,529
Bayer US Finance II LLC 4.375% 2028[4]	31,520	35,237
Bayer US Finance II LLC 4.875% 2048[4]	1,402	1,727
Becton, Dickinson and Company 3.363% 2024	16,218	16,988
Boston Scientific Corp. 3.375% 2022	3,118	3,150
Boston Scientific Corp. 3.45% 2024	2,000	2,092
Boston Scientific Corp. 3.75% 2026	14,087	15,148
Boston Scientific Corp. 2.65% 2030	42,491	43,364
Boston Scientific Corp. 4.70% 2049	1,031	1,309
Bristol-Myers Squibb Company 2.90% 2024	9,095	9,523
Bristol-Myers Squibb Company 3.20% 2026	11,838	12,742
Bristol-Myers Squibb Company 3.40% 2029	7,107	7,789
Bristol-Myers Squibb Company 1.45% 2030	7,812	7,451
Centene Corp. 4.25% 2027	58,085	60,654
Centene Corp. 2.45% 2028	86,515	85,350
Centene Corp. 4.625% 2029	42,335	45,730
Centene Corp. 3.00% 2030	23,055	23,476
Centene Corp. 3.375% 2030	45,137	46,042
Centene Corp. 2.50% 2031	74,200	72,358
Centene Corp. 2.625% 2031	14,110	13,851
Charles River Laboratories International, Inc. 3.75% 2029[4]	4,335	4,385
Cigna Corp. 4.375% 2028	17,336	19,716
Cigna Corp. 2.375% 2031	33,018	33,222
CVS Health Corp. 1.30% 2027	10,000	9,702
CVS Health Corp. 4.30% 2028	3,547	3,984
CVS Health Corp. 3.25% 2029	6,815	7,273
CVS Health Corp. 1.75% 2030	10,000	9,541
CVS Health Corp. 1.875% 2031	13,185	12,663
CVS Health Corp. 5.05% 2048	1,707	2,236
CVS Health Corp. 4.25% 2050	8,451	10,242
Danaher Corp. 2.80% 2051	6,500	6,426
Elanco Animal Health, Inc. 5.272% 2023	4,700	5,006
Eli Lilly and Company 3.375% 2029	6,016	6,636
EMD Finance LLC 2.95% 2022[4]	9,600	9,609
EMD Finance LLC 3.25% 2025[4]	16,185	17,044
GlaxoSmithKline PLC 2.875% 2022	1,996	2,013
GlaxoSmithKline PLC 3.375% 2023	35,700	36,978
GlaxoSmithKline PLC 3.00% 2024	14,515	15,193
GlaxoSmithKline PLC 3.625% 2025	26,180	28,215

24	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
GlaxoSmithKline PLC 3.875% 2028	$2,917	$3,267
HCA, Inc. 5.875% 2023	3,750	3,975
HCA, Inc. 5.875% 2026	4,700	5,307
HCA, Inc. 4.125% 2029	2,825	3,112
HCA, Inc. 5.875% 2029	7,130	8,507
HCA, Inc. 3.50% 2030	5,225	5,533
HCA, Inc. 5.25% 2049	8,300	10,680
IMS Health Holdings, Inc. 5.00% 2026[4]	5,750	5,908
Johnson & Johnson 2.25% 2022	12,240	12,261
Johnson & Johnson 2.10% 2040	8,620	8,175
Kaiser Foundation Hospitals 2.81% 2041	5,555	5,596
Laboratory Corporation of America Holdings 1.55% 2026	7,500	7,422
Laboratory Corporation of America Holdings 2.70% 2031	5,051	5,133
Laboratory Corporation of America Holdings 4.70% 2045	1,310	1,598
Medtronic, Inc. 3.50% 2025	626	667
Merck & Co., Inc. 2.75% 2025	36,590	38,344
Merck & Co., Inc. 1.70% 2027	18,478	18,600
Merck & Co., Inc. 1.45% 2030	15,050	14,426
Merck & Co., Inc. 2.15% 2031	34,914	35,040
Merck & Co., Inc. 2.75% 2051	4,827	4,785
Merck & Co., Inc. 2.90% 2061	7,590	7,567
Molina Healthcare, Inc. 4.375% 2028[4]	2,125	2,192
Molina Healthcare, Inc. 3.875% 2030[4]	2,665	2,769
Novartis Capital Corp. 1.75% 2025	9,604	9,745
Novartis Capital Corp. 2.00% 2027	11,893	12,091
Novartis Capital Corp. 2.20% 2030	26,714	27,139
Pfizer, Inc. 2.80% 2022	3,707	3,724
Pfizer, Inc. 3.20% 2023	32,648	33,931
Pfizer, Inc. 2.95% 2024	7,674	7,994
Pfizer, Inc. 2.75% 2026	21,057	22,323
Pfizer, Inc. 1.70% 2030	20,880	20,475
Roche Holdings, Inc. 1.93% 2028[4]	46,849	47,167
Roche Holdings, Inc. 2.076% 2031[4]	88,026	87,841
Roche Holdings, Inc. 2.607% 2051[4]	21,077	20,738
Rotech Healthcare, Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.00% PIK 2023[6,8,9,10,11]	5,302	5,302
Shire PLC 2.875% 2023	8,790	9,044
Shire PLC 3.20% 2026	27,089	28,765
Summa Health 3.511% 2051	1,655	1,750
Syneos Health, Inc. 3.625% 2029[4]	2,315	2,289
Takeda Pharmaceutical Company, Ltd. 4.40% 2023	31,550	33,395
Takeda Pharmaceutical Company, Ltd. 5.00% 2028	7,500	8,818
Tenet Healthcare Corp. 4.625% 2024	4,240	4,298
Tenet Healthcare Corp. 4.875% 2026[4]	5,535	5,694
Tenet Healthcare Corp. 5.125% 2027[4]	4,565	4,760
Teva Pharmaceutical Finance Co. BV 2.95% 2022	3,832	3,843
Teva Pharmaceutical Finance Co. BV 6.00% 2024	85,316	89,503
Teva Pharmaceutical Finance Co. BV 7.125% 2025	66,000	70,697
Teva Pharmaceutical Finance Co. BV 3.15% 2026	136,785	128,793
Teva Pharmaceutical Finance Co. BV 4.75% 2027	35,500	35,220
Teva Pharmaceutical Finance Co. BV 6.75% 2028	108,089	115,279
Teva Pharmaceutical Finance Co. BV 4.10% 2046	116,226	98,393
Teva Pharmaceutical Finance Co., LLC 6.15% 2036	11,690	12,271
Thermo Fisher Scientific, Inc. 1.75% 2028	2,252	2,239
Thermo Fisher Scientific, Inc. 2.00% 2031	14,213	14,017
Thermo Fisher Scientific, Inc. 2.80% 2041	3,895	3,948
UnitedHealth Group, Inc. 3.35% 2022	200	203
UnitedHealth Group, Inc. 2.375% 2024	7,903	8,188
UnitedHealth Group, Inc. 3.50% 2024	6,860	7,233
UnitedHealth Group, Inc. 3.70% 2025	15,430	16,793
UnitedHealth Group, Inc. 3.75% 2025	5,900	6,403
UnitedHealth Group, Inc. 2.875% 2029	7,309	7,739
UnitedHealth Group, Inc. 2.00% 2030	10,000	9,938
UnitedHealth Group, Inc. 2.30% 2031	9,989	10,174
UnitedHealth Group, Inc. 3.05% 2041	8,000	8,385
UnitedHealth Group, Inc. 4.45% 2048	2,015	2,578
UnitedHealth Group, Inc. 3.70% 2049	6,795	7,839

The Bond Fund of America	25

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
UnitedHealth Group, Inc. 2.90% 2050	$10,000	$10,214
UnitedHealth Group, Inc. 3.25% 2051	11,679	12,660
Valeant Pharmaceuticals International, Inc. 5.50% 2025[4]	10,000	10,175
WellPoint, Inc. 3.50% 2024	9,349	9,878
Zimmer Holdings, Inc. 3.15% 2022	14,296	14,325
		2,462,280
Industrials 2.71%
ADT Security Corp. 4.125% 2029[4]	3,000	2,960
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 1.75% 2026	7,812	7,670
Aeropuerto International de Tocume SA 4.00% 2041[4]	4,100	4,185
Aeropuerto International de Tocume SA 5.125% 2061[4]	3,180	3,340
Air Lease Corp. 0.80% 2024	17,900	17,544
Air Lease Corp. 2.875% 2026	28,382	29,302
Air Lease Corp. 2.10% 2028	13,775	13,297
American Airlines, Inc. 5.50% 2026[4]	11,235	11,700
Autoridad del Canal de Panama 4.95% 2035[4]	5,500	6,708
Autoridad del Canal de Panama 4.95% 2035	1,025	1,250
Avolon Holdings Funding, Ltd. 3.625% 2022[4]	27,802	27,983
Avolon Holdings Funding, Ltd. 3.95% 2024[4]	35,726	37,456
Avolon Holdings Funding, Ltd. 2.125% 2026[4]	35,436	34,813
Avolon Holdings Funding, Ltd. 4.25% 2026[4]	9,306	9,871
Avolon Holdings Funding, Ltd. 4.375% 2026[4]	3,500	3,754
Avolon Holdings Funding, Ltd. 2.528% 2027[4]	2,795	2,717
Avolon Holdings Funding, Ltd. 3.25% 2027[4]	16,000	16,123
Avolon Holdings Funding, Ltd. 2.75% 2028[4]	20,000	19,638
Boeing Company 4.508% 2023	35,219	36,796
Boeing Company 1.95% 2024	10,227	10,348
Boeing Company 2.80% 2024	4,441	4,565
Boeing Company 4.875% 2025	121,293	132,806
Boeing Company 2.196% 2026	80,259	80,305
Boeing Company 2.75% 2026	112,914	116,254
Boeing Company 3.10% 2026	18,239	19,024
Boeing Company 2.70% 2027	4,854	4,939
Boeing Company 5.04% 2027	76,507	86,207
Boeing Company 3.25% 2028	104,518	108,997
Boeing Company 3.25% 2028	10,176	10,550
Boeing Company 5.15% 2030	145,603	169,781
Boeing Company 3.625% 2031	21,057	22,481
Boeing Company 3.60% 2034	6,790	7,125
Boeing Company 3.50% 2039	545	555
Boeing Company 3.90% 2049	8,665	9,109
Boeing Company 3.75% 2050	4,934	5,142
Boeing Company 5.805% 2050	50,520	68,541
Boeing Company 5.93% 2060	2,000	2,783
Burlington Northern Santa Fe LLC 3.05% 2051	15,695	16,286
Burlington Northern Santa Fe LLC 3.30% 2051	45,421	49,435
Burlington Northern Santa Fe LLC 2.875% 2052	6,125	6,142
BWX Technologies, Inc. 4.125% 2028[4]	1,675	1,703
Canadian National Railway Company 3.20% 2046	1,220	1,279
Canadian Pacific Railway, Ltd. 1.75% 2026	12,290	12,341
Canadian Pacific Railway, Ltd. 2.45% 2031	38,598	39,397
Canadian Pacific Railway, Ltd. 3.00% 2041	7,587	7,773
Canadian Pacific Railway, Ltd. 3.10% 2051	30,755	31,687
Carrier Global Corp. 2.242% 2025	11,566	11,852
Carrier Global Corp. 2.493% 2027	6,000	6,168
Carrier Global Corp. 2.722% 2030	15,767	16,119
Carrier Global Corp. 3.377% 2040	17,500	18,322
Carrier Global Corp. 3.577% 2050	3,000	3,198
Clean Harbors, Inc. 4.875% 2027[4]	1,100	1,134
Clean Harbors, Inc. 5.125% 2029[4]	10,000	10,625
CSX Corp. 3.80% 2028	2,460	2,706
CSX Corp. 4.25% 2029	4,277	4,813
CSX Corp. 2.40% 2030	17,855	18,160
CSX Corp. 2.50% 2051	10,725	9,940
Delta Air Lines, Inc. 7.00% 2025[4]	2,750	3,147

26	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Dianjian Haiyu, Ltd. 3.50% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 6.773% on 6/14/2022)[5]	$4,148	$4,190
Dianjian International Finance, Ltd. 4.60% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 6.933% on 3/13/2023)[5]	14,000	14,429
Dun & Bradstreet Corp. 6.875% 2026[4]	6,055	6,304
Dun & Bradstreet Corp. 5.00% 2029[4]	16,863	17,280
ENA Master Trust 4.00% 2048[4]	8,154	8,204
General Dynamics Corp. 3.375% 2023	6,645	6,868
General Dynamics Corp. 3.50% 2025	8,025	8,562
General Dynamics Corp. 1.15% 2026	7,280	7,220
General Dynamics Corp. 3.625% 2030	10,250	11,397
General Dynamics Corp. 2.25% 2031	2,377	2,420
General Electric Capital Corp. 4.418% 2035	13,944	16,663
Herc Holdings, Inc. 5.50% 2027[4]	1,600	1,666
Honeywell International, Inc. 2.30% 2024	3,387	3,502
Honeywell International, Inc. 1.35% 2025	165	166
Honeywell International, Inc. 2.70% 2029	8,333	8,733
Honeywell International, Inc. 1.95% 2030	22,750	22,644
Honeywell International, Inc. 2.80% 2050	400	417
Icahn Enterprises Finance Corp. 4.75% 2024	2,500	2,597
Icahn Enterprises Finance Corp. 6.25% 2026	5,200	5,423
L3Harris Technologies, Inc. 1.80% 2031	3,725	3,560
Lima Metro Line 2 Finance, Ltd. 5.875% 2034[4]	2,585	2,975
Lima Metro Line 2 Finance, Ltd. 5.875% 2034	550	633
Lima Metro Line 2 Finance, Ltd. 4.35% 2036	2,362	2,495
Lima Metro Line 2 Finance, Ltd. 4.35% 2036[4]	922	974
Lockheed Martin Corp. 1.85% 2030	8,250	8,115
Lockheed Martin Corp. 3.60% 2035	3,758	4,207
Lockheed Martin Corp. 4.50% 2036	3,131	3,832
Lockheed Martin Corp. 4.07% 2042	1,850	2,182
Lockheed Martin Corp. 2.80% 2050	11,483	11,478
Lockheed Martin Corp. 4.09% 2052	2,324	2,877
Masco Corp. 1.50% 2028	10,810	10,471
Masco Corp. 2.00% 2031	14,724	14,126
Masco Corp. 3.125% 2051	2,112	2,104
Mexico City Airport Trust 4.25% 2026	200	212
Mexico City Airport Trust 3.875% 2028	11,400	11,829
Mexico City Airport Trust 3.875% 2028[4]	690	716
Mexico City Airport Trust 5.50% 2046	4,093	4,093
Mexico City Airport Trust 5.50% 2047	15,685	15,732
Mexico City Airport Trust 5.50% 2047[4]	4,796	4,810
Nielsen Finance LLC and Nielsen Finance Co. 5.625% 2028[4]	2,300	2,379
Nielsen Finance LLC and Nielsen Finance Co. 5.875% 2030[4]	4,650	4,916
Norfolk Southern Corp. 3.05% 2050	1,558	1,592
Northrop Grumman Corp. 2.93% 2025	25,040	26,102
Northrop Grumman Corp. 3.25% 2028	8,475	9,078
Northrop Grumman Corp. 5.25% 2050	1,922	2,699
Otis Worldwide Corp. 2.056% 2025	28,882	29,384
Otis Worldwide Corp. 2.293% 2027	5,750	5,864
Otis Worldwide Corp. 2.565% 2030	4,900	4,975
Otis Worldwide Corp. 3.362% 2050	1,500	1,585
Pitney Bowes, Inc. 6.875% 2027[4]	6,000	6,237
Prime Security Services Borrower, LLC 5.25% 2024[4]	2,500	2,663
Prime Security Services Borrower, LLC 5.75% 2026[4]	2,000	2,150
Prime Security Services Borrower, LLC 3.375% 2027[4]	3,100	2,997
Raytheon Technologies Corp. 3.20% 2024	10,105	10,521
Raytheon Technologies Corp. 2.25% 2030	3,750	3,744
Raytheon Technologies Corp. 1.90% 2031	18,596	17,963
Raytheon Technologies Corp. 2.375% 2032	10,474	10,474
Raytheon Technologies Corp. 2.82% 2051	3,750	3,630
Raytheon Technologies Corp. 3.03% 2052	7,000	7,049
Republic Services, Inc. 2.50% 2024	7,000	7,208
Republic Services, Inc. 2.375% 2033	9,620	9,587
Rolls-Royce PLC 5.75% 2027[4]	1,935	2,142
Roper Technologies, Inc. 1.00% 2025	2,000	1,956
Roper Technologies, Inc. 1.40% 2027	4,250	4,127
Roper Technologies, Inc. 1.75% 2031	5,000	4,701

The Bond Fund of America	27

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Rutas 2 and 7 Finance, Ltd. 0% 2036[4]		$1,795	$1,326
Siemens AG 2.70% 2022[4]		28,620	28,759
Siemens AG 2.90% 2022[4]		10,000	10,098
Siemens AG 1.20% 2026[4]		24,978	24,593
Stericycle, Inc. 5.375% 2024[4]		5,000	5,105
Summit Digitel Infrastructure Private, Ltd. 2.875% 2031[4]		14,355	13,848
TransDigm, Inc. 6.25% 2026[4]		656	683
Triton Container International, Ltd. 1.15% 2024[4]		9,938	9,802
Triton Container International, Ltd. 3.15% 2031[4]		15,346	15,493
Union Pacific Corp. 3.15% 2024		5,705	5,949
Union Pacific Corp. 3.75% 2025		2,000	2,162
Union Pacific Corp. 2.15% 2027		4,740	4,871
Union Pacific Corp. 2.40% 2030		9,549	9,742
Union Pacific Corp. 2.375% 2031		36,045	36,780
Union Pacific Corp. 2.891% 2036		15,705	16,483
Union Pacific Corp. 4.30% 2049		4,550	5,675
Union Pacific Corp. 3.25% 2050		18,198	19,559
Union Pacific Corp. 2.95% 2052		7,956	8,071
Union Pacific Corp. 3.95% 2059		11,880	14,107
United Airlines Holdings, Inc. 6.50% 2027[4]		10,440	11,160
United Technologies Corp. 3.65% 2023		437	455
United Technologies Corp. 3.95% 2025		17,415	18,899
United Technologies Corp. 3.125% 2027		1,000	1,063
United Technologies Corp. 4.125% 2028		6,320	7,076
United Technologies Corp. 4.50% 2042		1,625	2,013
Vinci SA 3.75% 2029[4]		10,456	11,434
WESCO Distribution, Inc. 7.125% 2025[4]		2,165	2,298
WESCO Distribution, Inc. 7.25% 2028[4]		4,355	4,782
XPO Logistics, Inc. 6.25% 2025[4]		5,000	5,238
			2,158,199
Communication services 2.50%
Alphabet, Inc. 1.10% 2030		9,030	8,546
América Móvil, SAB de CV, 8.46% 2036	MXN	27,000	1,270
AT&T, Inc. 0.90% 2024		$27,345	27,235
AT&T, Inc. 1.70% 2026		38,150	37,990
AT&T, Inc. 2.30% 2027		14,975	15,246
AT&T, Inc. 1.65% 2028		23,275	22,802
AT&T, Inc. 4.30% 2030		30,000	33,799
AT&T, Inc. 2.75% 2031		83,090	84,863
AT&T, Inc. 2.25% 2032		50,814	49,156
AT&T, Inc. 2.55% 2033		73,196	71,674
AT&T, Inc. 3.30% 2052		28,162	27,658
AT&T, Inc. 3.50% 2053		94,523	95,542
AT&T, Inc. 3.55% 2055		8,300	8,344
Axiata SPV2 Bhd. 2.163% 2030		4,883	4,838
Cablevision Systems Corp. 5.375% 2028[4]		4,850	5,029
CCO Holdings LLC and CCO Holdings Capital Corp. 5.50% 2026[4]		1,907	1,967
CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 2028[4]		12,250	12,765
CCO Holdings LLC and CCO Holdings Capital Corp. 2.25% 2029		17,000	16,601
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2029[4]		10,700	11,565
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2030[4]		18,675	19,146
CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 2030[4]		9,665	10,069
CCO Holdings LLC and CCO Holdings Capital Corp. 2.80% 2031		26,986	26,736
CCO Holdings LLC and CCO Holdings Capital Corp. 2.30% 2032		25,960	24,676
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2032		2,225	2,293
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2033[4]		530	542
CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 2034[4]		21,825	21,512
CCO Holdings LLC and CCO Holdings Capital Corp. 6.484% 2045		6,850	9,375
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2049		18,943	22,026
CCO Holdings LLC and CCO Holdings Capital Corp. 4.80% 2050		5,000	5,612
CCO Holdings LLC and CCO Holdings Capital Corp. 3.70% 2051		8,400	8,143
CenturyLink, Inc. 4.00% 2027[4]		95,075	96,577
Comcast Corp. 3.95% 2025		5,250	5,736
Comcast Corp. 2.65% 2030		60,290	62,590
Comcast Corp. 1.95% 2031		14,746	14,465
Comcast Corp. 3.25% 2039		2,120	2,241

28	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
Comcast Corp. 3.75% 2040		$8,930	$10,016
Comcast Corp. 2.80% 2051		22,600	21,834
Comcast Corp. 2.45% 2052		5,000	4,490
Diamond Sports Group LLC 5.375% 2026[4]		3,500	1,754
Grupo Televisa, SAB 7.25% 2043	MXN	25,290	891
iHeartCommunications, Inc. 6.375% 2026		$8,475	8,802
Level 3 Communications, Inc. 5.25% 2026		5,015	5,133
Level 3 Communications, Inc. 3.875% 2029[4]		6,900	7,031
Level 3 Financing, Inc. 3.75% 2029[4]		3,053	2,905
Netflix, Inc. 4.875% 2028		35,663	40,717
Netflix, Inc. 5.875% 2028		62,879	75,718
Netflix, Inc. 5.375% 2029[4]		52,289	62,183
Netflix, Inc. 4.875% 2030[4]		39,200	45,785
Quebecor Media, Inc. 5.75% 2023		3,600	3,748
SBA Tower Trust 1.631% 2026[4]		61,789	60,864
Scripps Escrow II, Inc. 3.875% 2029[4]		1,307	1,307
Sinclair Television Group, Inc. 4.125% 2030[4]		3,625	3,440
Sirius XM Radio, Inc. 4.00% 2028[4]		4,300	4,331
Sprint Corp. 7.875% 2023		6,163	6,796
Sprint Corp. 7.125% 2024		10,010	11,250
Sprint Corp. 7.625% 2025		39,000	44,899
TEGNA, Inc. 5.00% 2029		8,500	8,707
Tencent Holdings, Ltd. 3.28% 2024[4]		15,000	15,663
Tencent Holdings, Ltd. 3.595% 2028		7,500	7,967
Tencent Holdings, Ltd. 2.39% 2030[4]		30,000	29,424
Tencent Holdings, Ltd. 3.24% 2050[4]		14,870	14,059
Tencent Holdings, Ltd. 3.29% 2060[4]		10,000	9,272
Tencent Music Entertainment Group 2.00% 2030		2,575	2,412
T-Mobile US, Inc. 3.50% 2025		6,550	6,944
T-Mobile US, Inc. 1.50% 2026		4,900	4,845
T-Mobile US, Inc. 2.25% 2026[4]		11,036	11,080
T-Mobile US, Inc. 2.25% 2026		2,402	2,412
T-Mobile US, Inc. 2.625% 2026		46,064	46,354
T-Mobile US, Inc. 3.75% 2027		20,800	22,535
T-Mobile US, Inc. 2.05% 2028		2,500	2,483
T-Mobile US, Inc. 4.75% 2028		9,066	9,558
T-Mobile US, Inc. 2.40% 2029[4]		6,204	6,269
T-Mobile US, Inc. 2.625% 2029		17,611	17,377
T-Mobile US, Inc. 3.375% 2029[4]		8,000	8,165
T-Mobile US, Inc. 3.875% 2030		18,318	20,053
T-Mobile US, Inc. 2.55% 2031		16,052	15,984
T-Mobile US, Inc. 2.875% 2031		22,912	22,668
T-Mobile US, Inc. 3.50% 2031		25,000	26,053
T-Mobile US, Inc. 3.50% 2031[4]		816	850
T-Mobile US, Inc. 2.70% 2032[4]		21,108	21,262
T-Mobile US, Inc. 3.00% 2041		7,490	7,326
T-Mobile US, Inc. 3.30% 2051		10,603	10,380
T-Mobile US, Inc. 3.40% 2052[4]		36,991	36,889
Verizon Communications, Inc. 2.10% 2028		4,800	4,813
Verizon Communications, Inc. 4.329% 2028		13,420	15,258
Verizon Communications, Inc. 3.875% 2029		2,071	2,297
Verizon Communications, Inc. 4.016% 2029		5,000	5,611
Verizon Communications, Inc. 1.68% 2030		38,817	36,920
Verizon Communications, Inc. 1.75% 2031		38,919	36,882
Verizon Communications, Inc. 2.55% 2031		10,477	10,581
Verizon Communications, Inc. 2.355% 2032[4]		20,027	19,756
Verizon Communications, Inc. 2.65% 2040		13,091	12,462
Verizon Communications, Inc. 2.85% 2041		20,079	19,848
Verizon Communications, Inc. 3.40% 2041		36,154	37,919
Verizon Communications, Inc. 3.85% 2042		855	957
Verizon Communications, Inc. 2.875% 2050		48,052	45,731
Verizon Communications, Inc. 3.55% 2051		5,993	6,469
Videotron, Ltd. 5.375% 2024[4]		3,100	3,320
Virgin Media O2 4.25% 2031[4]		5,475	5,374
Virgin Media Secured Finance PLC 5.50% 2029[4]		5,000	5,288
Virgin Media Secured Finance PLC 4.50% 2030[4]		500	504
Vodafone Group PLC 5.25% 2048		6,992	9,129

The Bond Fund of America	29

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
Vodafone Group PLC 4.25% 2050	$17,875	$20,686
Ziggo Bond Finance BV 5.50% 2027[4]	5,450	5,606
Ziggo Bond Finance BV 4.875% 2030[4]	500	514
		1,985,439
Consumer staples 1.82%
7-Eleven, Inc. 0.95% 2026[4]	14,861	14,403
7-Eleven, Inc. 1.30% 2028[4]	18,485	17,619
7-Eleven, Inc. 1.80% 2031[4]	99,105	93,887
7-Eleven, Inc. 2.80% 2051[4]	8,505	7,908
Albertsons Companies, Inc. 3.50% 2023[4]	3,575	3,641
Altria Group, Inc. 2.35% 2025	785	804
Altria Group, Inc. 4.40% 2026	8,325	9,178
Altria Group, Inc. 4.80% 2029	9,905	11,182
Altria Group, Inc. 3.40% 2030	3,247	3,363
Altria Group, Inc. 2.45% 2032	6,000	5,703
Altria Group, Inc. 5.80% 2039	900	1,083
Altria Group, Inc. 4.50% 2043	100	104
Altria Group, Inc. 5.375% 2044	2,433	2,814
Altria Group, Inc. 5.95% 2049	50,296	62,899
Altria Group, Inc. 4.45% 2050	13,107	13,553
Altria Group, Inc. 3.70% 2051	18,697	17,462
Anheuser-Busch Co. / InBev Worldwide 4.90% 2046	33,000	41,806
Anheuser-Busch InBev NV 4.00% 2028	2,000	2,226
Anheuser-Busch InBev NV 4.75% 2029	36,001	41,941
Anheuser-Busch InBev NV 3.50% 2030	2,455	2,694
Anheuser-Busch InBev NV 4.90% 2031	3,000	3,607
Anheuser-Busch InBev NV 5.45% 2039	10,000	13,111
Anheuser-Busch InBev NV 4.60% 2048	9,275	11,366
Anheuser-Busch InBev NV 5.55% 2049	4,979	6,905
Anheuser-Busch InBev NV 4.50% 2050	15,238	18,824
British American Tobacco International Finance PLC 3.95% 2025[4]	20,022	21,283
British American Tobacco International Finance PLC 1.668% 2026	17,162	16,865
British American Tobacco PLC 3.222% 2024	51,000	53,037
British American Tobacco PLC 3.215% 2026	8,750	9,116
British American Tobacco PLC 3.557% 2027	57,335	60,178
British American Tobacco PLC 4.70% 2027	911	1,003
British American Tobacco PLC 2.259% 2028	32,106	31,313
British American Tobacco PLC 4.906% 2030	17,868	20,077
British American Tobacco PLC 2.726% 2031	23,635	22,964
British American Tobacco PLC 4.39% 2037	50,000	52,772
British American Tobacco PLC 4.54% 2047	44,120	46,249
British American Tobacco PLC 4.758% 2049	49,691	53,486
British American Tobacco PLC 3.984% 2050	15,837	15,263
British American Tobacco PLC 5.282% 2050	9,163	10,398
Central Garden & Pet Co. 4.125% 2030	1,325	1,339
Coca-Cola Company 1.00% 2028	2,785	2,679
Coca-Cola Company 1.375% 2031	3,424	3,234
Coca-Cola Company 2.50% 2051	1,634	1,573
Coca-Cola FEMSA, SAB de CV, 1.85% 2032	5,500	5,191
Conagra Brands, Inc. 4.30% 2024	22,146	23,578
Conagra Brands, Inc. 4.60% 2025	11,307	12,442
Conagra Brands, Inc. 1.375% 2027	7,200	6,882
Conagra Brands, Inc. 5.30% 2038	780	987
Conagra Brands, Inc. 5.40% 2048	14,298	19,303
Constellation Brands, Inc. 3.20% 2023	10,638	10,869
Constellation Brands, Inc. 4.25% 2023	8,588	8,952
Constellation Brands, Inc. 3.70% 2026	3,350	3,621
Constellation Brands, Inc. 3.60% 2028	1,650	1,783
Constellation Brands, Inc. 2.875% 2030	26,447	27,172
Constellation Brands, Inc. 2.25% 2031	5,951	5,823
Constellation Brands, Inc. 4.10% 2048	1,000	1,137
Darling Ingredients, Inc. 5.25% 2027[4]	6,000	6,201
Imperial Tobacco Finance PLC 3.50% 2023[4]	3,173	3,233
InRetail Consumer 3.25% 2028[4]	5,400	5,354
JBS Luxembourg SARL 2.50% 2027[4]	32,544	32,219
JBS Luxembourg SARL 3.625% 2032[4]	10,189	10,245

30	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
JBS Luxembourg SARL 3.625% 2032	$212	$213
JBS USA Lux SA 5.50% 2030[4]	2,375	2,587
JBS USA Lux SA 3.00% 2032[4]	18,250	18,273
Keurig Dr Pepper, Inc. 4.057% 2023	15,660	16,332
Keurig Dr Pepper, Inc. 4.417% 2025	10,993	11,969
Keurig Dr Pepper, Inc. 4.597% 2028	17,199	19,576
Keurig Dr Pepper, Inc. 3.20% 2030	13,597	14,391
Keurig Dr Pepper, Inc. 4.985% 2038	10,000	12,394
Keurig Dr Pepper, Inc. 5.085% 2048	14,925	19,523
Kimberly-Clark Corp. 1.05% 2027	1,820	1,764
Kimberly-Clark Corp. 3.10% 2030	921	993
Kimberly-Clark Corp. 2.00% 2031	24,870	24,770
Kimberly-Clark de México, SAB de CV, 2.431% 2031[4]	2,510	2,484
Kraft Heinz Company 3.00% 2026	2,599	2,721
Kraft Heinz Company 4.375% 2046	14,000	16,430
Kraft Heinz Company 4.875% 2049	3,570	4,493
Molson Coors Brewing Co. 4.20% 2046	2,500	2,778
Nestlé Holdings, Inc. 0.625% 2026[4]	15,343	14,885
Nestlé Holdings, Inc. 1.00% 2027[4]	9,795	9,405
Nestlé Holdings, Inc. 1.15% 2027[4]	7,500	7,322
Nestlé Holdings, Inc. 1.875% 2031[4]	10,000	9,835
Nestlé Holdings, Inc. 2.625% 2051[4]	10,000	9,923
PepsiCo, Inc. 1.625% 2030	6,401	6,215
PepsiCo, Inc. 1.40% 2031	5,307	5,067
PepsiCo, Inc. 1.95% 2031	40,560	40,585
PepsiCo, Inc. 2.75% 2051	3,000	3,083
Philip Morris International, Inc. 2.50% 2022	16,500	16,738
Philip Morris International, Inc. 2.875% 2024	11,985	12,467
Philip Morris International, Inc. 1.50% 2025	1,286	1,288
Philip Morris International, Inc. 0.875% 2026	4,170	4,023
Philip Morris International, Inc. 3.375% 2029	13,550	14,614
Philip Morris International, Inc. 1.75% 2030	13,517	12,875
Philip Morris International, Inc. 2.10% 2030	3,718	3,642
Philip Morris International, Inc. 4.125% 2043	3,680	4,078
Philip Morris International, Inc. 4.875% 2043	8,500	10,368
Philip Morris International, Inc. 4.25% 2044	1,774	2,030
Procter & Gamble Company 0.55% 2025	11,444	11,175
Procter & Gamble Company 1.00% 2026	1,229	1,216
Procter & Gamble Company 1.20% 2030	4,005	3,792
Procter & Gamble Company 3.00% 2030	1,183	1,287
PT Indofood CBP Sukses Makmur Tbk 3.398% 2031	17,570	17,765
PT Indofood CBP Sukses Makmur Tbk 4.745% 2051	4,185	4,311
Reckitt Benckiser Treasury Services PLC 2.75% 2024[4]	4,305	4,451
Reynolds American, Inc. 4.45% 2025	7,158	7,737
Reynolds American, Inc. 4.75% 2042	2,500	2,703
Reynolds American, Inc. 5.85% 2045	10,195	12,414
Spectrum Brands, Inc. 5.75% 2025	2,750	2,811
Wal-Mart Stores, Inc. 2.35% 2022	4,000	4,067
		1,449,767

Information technology 1.42%
Adobe, Inc. 2.30% 2030	6,009	6,148
Analog Devices, Inc. 1.70% 2028	11,225	11,198
Analog Devices, Inc. 2.10% 2031	31,386	31,486
Analog Devices, Inc. 2.80% 2041	2,973	3,013
Analog Devices, Inc. 2.95% 2051	25,538	26,294
Apple, Inc. 0.55% 2025	9,225	8,981
Apple, Inc. 1.125% 2025	12,963	12,932
Apple, Inc. 1.20% 2028	13,500	13,120
Apple, Inc. 1.65% 2031	20,000	19,547
Apple, Inc. 2.375% 2041	4,625	4,497
Apple, Inc. 2.40% 2050	6,530	6,149
Apple, Inc. 2.65% 2051	29,770	29,346
Apple, Inc. 2.70% 2051	4,500	4,460
Apple, Inc. 2.55% 2060	5,750	5,419
Black Knight, Inc. 3.625% 2028[4]	3,200	3,201
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.875% 2027	14,359	15,578

The Bond Fund of America	31

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
Broadcom, Inc. 4.75% 2029	$10,375	$11,821
Broadcom, Inc. 4.15% 2030	36,500	40,513
Broadcom, Inc. 5.00% 2030	650	757
Broadcom, Inc. 3.419% 2033[4]	6,938	7,281
Broadcom, Inc. 3.469% 2034[4]	111,198	116,535
Broadcom, Inc. 3.137% 2035[4]	4,909	4,943
Broadcom, Inc. 3.187% 2036[4]	57,589	57,576
Broadcom, Inc. 3.50% 2041[4]	11,842	12,176
Broadcom, Inc. 3.75% 2051[4]	7,205	7,551
Broadcom, Ltd. 2.65% 2023	16,500	16,798
CDW Corp. 4.125% 2025	5,275	5,426
Fidelity National Information Services, Inc. 1.15% 2026	22,429	21,868
Fidelity National Information Services, Inc. 2.25% 2031	13,937	13,644
Fidelity National Information Services, Inc. 3.10% 2041	1,129	1,142
Fiserv, Inc. 2.75% 2024	19,000	19,663
Fiserv, Inc. 3.50% 2029	22,008	23,692
Fiserv, Inc. 2.65% 2030	10,229	10,391
Gartner, Inc. 4.50% 2028[4]	1,850	1,935
Global Payments, Inc. 2.90% 2030	18,806	19,169
Global Payments, Inc. 2.90% 2031	12,750	12,946
Imola Merger Corp. 4.75% 2029[4]	2,500	2,570
Mastercard, Inc. 1.90% 2031	10,297	10,364
Mastercard, Inc. 2.00% 2031	11,959	11,933
Mastercard, Inc. 2.95% 2051	8,056	8,357
Microsoft Corp. 3.125% 2025	5,290	5,648
Microsoft Corp. 2.525% 2050	14,910	14,582
NCR Corp. 5.75% 2027[4]	2,500	2,615
NCR Corp. 6.125% 2029[4]	1,730	1,856
NCR Corp. 5.25% 2030[4]	7,250	7,460
Open Text Corp. 3.875% 2028[4]	6,500	6,635
Oracle Corp. 2.50% 2025	11,500	11,777
Oracle Corp. 1.65% 2026	25,637	25,460
Oracle Corp. 2.30% 2028	8,095	8,074
Oracle Corp. 2.875% 2031	58,258	58,675
Oracle Corp. 3.60% 2050	55,665	54,609
Oracle Corp. 3.95% 2051	7,204	7,491
PayPal Holdings, Inc. 2.40% 2024	43,150	44,686
PayPal Holdings, Inc. 2.65% 2026	12,234	12,850
PayPal Holdings, Inc. 2.85% 2029	12,955	13,647
PayPal Holdings, Inc. 2.30% 2030	14,574	14,818
PayPal Holdings, Inc. 3.25% 2050	5,009	5,380
salesforce.com, inc. 1.95% 2031	13,025	12,914
salesforce.com, inc. 2.70% 2041	4,875	4,878
salesforce.com, inc. 2.90% 2051	46,700	47,647
salesforce.com, inc. 3.05% 2061	7,460	7,695
ServiceNow, Inc. 1.40% 2030	72,310	67,390
SK hynix, Inc. 1.50% 2026[4]	19,275	18,875
SK hynix, Inc. 2.375% 2031[4]	9,830	9,472
Square, Inc. 3.50% 2031[4]	5,025	5,159
Unisys Corp. 6.875% 2027[4]	1,700	1,843
VeriSign, Inc. 2.70% 2031	9,426	9,487
Xerox Corp. 5.50% 2028[4]	6,000	6,333
		1,128,376

Real estate 0.77%
Alexandria Real Estate Equities, Inc. 3.80% 2026	2,442	2,645
Alexandria Real Estate Equities, Inc. 4.30% 2026	1,440	1,579
Alexandria Real Estate Equities, Inc. 3.95% 2028	1,072	1,185
Alexandria Real Estate Equities, Inc. 2.75% 2029	1,672	1,726
Alexandria Real Estate Equities, Inc. 4.50% 2029	2,110	2,430
Alexandria Real Estate Equities, Inc. 3.375% 2031	3,158	3,404
Alexandria Real Estate Equities, Inc. 1.875% 2033	1,758	1,654
American Campus Communities, Inc. 3.75% 2023	5,145	5,286
American Campus Communities, Inc. 4.125% 2024	9,432	10,081
American Campus Communities, Inc. 3.30% 2026	20,742	21,876
American Campus Communities, Inc. 3.625% 2027	3,776	4,037
American Campus Communities, Inc. 2.85% 2030	4,967	5,073

32	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
American Campus Communities, Inc. 3.875% 2031	$1,414	$1,568
American Tower Corp. 1.45% 2026	3,752	3,675
American Tower Corp. 1.60% 2026	6,213	6,156
American Tower Corp. 2.30% 2031	7,754	7,539
American Tower Corp. 2.70% 2031	19,986	20,068
American Tower Corp. 2.95% 2051	570	542
Corporacion Inmobiliaria Vesta, SAB de CV 3.625% 2031[4]	2,490	2,444
Corporate Office Properties LP 2.25% 2026	14,337	14,520
Corporate Office Properties LP 2.00% 2029	6,408	6,167
Corporate Office Properties LP 2.75% 2031	10,067	10,020
Corporate Office Properties LP 2.90% 2033	3,302	3,232
Crown Castle International Corp. 2.50% 2031	32,375	32,171
Equinix, Inc. 2.625% 2024	40,151	41,398
Equinix, Inc. 1.25% 2025	9,870	9,702
Equinix, Inc. 1.45% 2026	5,950	5,838
Equinix, Inc. 2.90% 2026	17,754	18,405
Equinix, Inc. 1.80% 2027	2,871	2,827
Equinix, Inc. 1.55% 2028	10,115	9,738
Equinix, Inc. 2.00% 2028	1,318	1,295
Equinix, Inc. 3.20% 2029	29,707	31,253
Equinix, Inc. 2.15% 2030	36,619	35,639
Equinix, Inc. 2.50% 2031	33,976	33,990
Equinix, Inc. 3.00% 2050	6,651	6,381
Equinix, Inc. 2.95% 2051	400	379
Equinix, Inc. 3.40% 2052	8,582	8,771
Essex Portfolio LP 3.25% 2023	4,520	4,630
Essex Portfolio LP 3.875% 2024	5,500	5,793
Essex Portfolio LP 3.50% 2025	3	3
Essex Portfolio LP 3.375% 2026	1,079	1,146
Extra Space Storage, Inc. 2.35% 2032	4,089	3,980
Fibra SOMA 4.375% 2031[4]	8,260	7,927
Hospitality Properties Trust 5.00% 2022	14,650	14,651
Hospitality Properties Trust 4.50% 2023	9,680	9,688
Hospitality Properties Trust 4.50% 2025	6,875	6,703
Hospitality Properties Trust 3.95% 2028	100	92
Howard Hughes Corp. 5.375% 2028[4]	7,525	8,025
Howard Hughes Corp. 4.125% 2029[4]	1,925	1,953
Howard Hughes Corp. 4.375% 2031[4]	5,400	5,462
Invitation Homes Operating Partnership LP 2.30% 2028	4,513	4,468
Invitation Homes Operating Partnership LP 2.00% 2031	6,088	5,740
Invitation Homes Operating Partnership LP 2.70% 2034	3,883	3,813
Iron Mountain, Inc. 4.875% 2027[4]	1,605	1,667
Iron Mountain, Inc. 5.25% 2028[4]	12,959	13,500
Iron Mountain, Inc. 4.875% 2029[4]	8,367	8,673
Iron Mountain, Inc. 5.25% 2030[4]	7,950	8,392
Iron Mountain, Inc. 4.50% 2031[4]	3,750	3,797
Kennedy-Wilson Holdings, Inc. 4.75% 2029	2,325	2,381
Kennedy-Wilson Holdings, Inc. 5.00% 2031	2,300	2,372
Kimco Realty Corp. 2.70% 2024	16,980	17,445
Kimco Realty Corp. 3.30% 2025	5,000	5,259
Omega Healthcare Investors, Inc. 4.375% 2023	433	452
Piedmont Operating Partnership LP 3.40% 2023	2,800	2,872
Piedmont Operating Partnership LP 4.45% 2024	3,000	3,165
Public Storage 1.50% 2026	4,503	4,494
Public Storage 1.95% 2028	5,850	5,834
Public Storage 2.25% 2031	4,305	4,332
Public Storage 2.30% 2031	12,069	12,192
Scentre Group 3.25% 2025[4]	1,265	1,331
Scentre Group 3.50% 2025[4]	9,846	10,374
Sun Communities Operating LP 2.30% 2028	5,866	5,863
Sun Communities Operating LP 2.70% 2031	25,386	25,207
WEA Finance LLC 3.75% 2024[4]	2,480	2,603
Westfield Corp., Ltd. 3.50% 2029[4]	7,335	7,594
		608,567

The Bond Fund of America	33

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials 0.70%
Air Products and Chemicals, Inc. 1.50% 2025	$3,535	$3,549
Air Products and Chemicals, Inc. 1.85% 2027	802	814
Air Products and Chemicals, Inc. 2.05% 2030	768	773
Air Products and Chemicals, Inc. 2.70% 2040	11,472	11,593
Air Products and Chemicals, Inc. 2.80% 2050	4,295	4,413
Alpek, SAB de CV 3.25% 2031[4]	5,000	4,995
Anglo American Capital PLC 2.25% 2028[4]	4,816	4,733
Anglo American Capital PLC 5.625% 2030[4]	10,000	11,858
Anglo American Capital PLC 2.875% 2031[4]	3,600	3,587
Anglo American Capital PLC 3.95% 2050[4]	4,980	5,300
ArcelorMittal 7.00% 2039	3,250	4,482
ArcelorMittal 6.75% 2041	2,780	3,761
Ardagh Packaging Finance 5.25% 2025[4]	3,640	3,762
Ardagh Packaging Finance 4.125% 2026[4]	2,500	2,559
Ball Corp. 4.00% 2023	6,000	6,270
Berry Global Escrow Corp. 4.875% 2026[4]	9,875	10,228
Braskem Idesa SAPI 7.45% 2029[4]	1,540	1,598
Braskem SA 4.50% 2030[4]	4,600	4,900
Braskem SA 5.875% 2050[4]	4,000	4,616
BWAY Parent Co., Inc. 5.50% 2024[4]	6,500	6,568
Chevron Phillips Chemical Co. LLC 3.30% 2023[4]	6,630	6,829
Cleveland-Cliffs, Inc. 9.875% 2025[4]	5,271	5,972
Cleveland-Cliffs, Inc. 6.75% 2026[4]	12,450	13,196
Crown Holdings, Inc. 4.25% 2026	4,000	4,275
Dow Chemical Co. 4.55% 2025	33	36
Dow Chemical Co. 3.625% 2026	4,058	4,376
Dow Chemical Co. 4.80% 2028	4,000	4,670
Dow Chemical Co. 2.10% 2030	13,250	13,042
Dow Chemical Co. 4.625% 2044	1,100	1,333
Dow Chemical Co. 5.55% 2048	8,600	12,096
Dow Chemical Co. 4.80% 2049	7,671	9,784
Dow Chemical Co. 3.60% 2050	13,708	14,885
Ecolab, Inc. 1.65% 2027	5,000	5,025
Ecolab, Inc. 2.125% 2032	15,400	15,290
Ecolab, Inc. 2.125% 2050	4,000	3,536
Ecolab, Inc. 2.70% 2051	2,000	1,968
Freeport-McMoRan, Inc. 3.875% 2023	9,000	9,315
Freeport-McMoRan, Inc. 4.125% 2028	4,000	4,156
Freeport-McMoRan, Inc. 4.25% 2030	40	42
Freeport-McMoRan, Inc. 5.40% 2034	1,450	1,767
Freeport-McMoRan, Inc. 5.45% 2043	2,566	3,231
Fresnillo PLC 4.25% 2050[4]	9,516	9,984
Glencore Funding LLC 4.125% 2024[4]	25,850	27,195
Glencore Funding LLC 1.625% 2026[4]	6,168	6,057
Glencore Funding LLC 2.625% 2031[4]	9,100	8,853
Glencore Funding LLC 3.375% 2051[4]	2,100	2,027
Glencore Funding LLC 3.875% 2051[4]	1,900	1,989
Graphic Packaging International, Inc. 3.50% 2028[4]	8,000	7,991
Huntsman International LLC 2.95% 2031	4,272	4,337
Industrias Peñoles, SAB de CV, 4.75% 2050[4]	6,090	6,671
International Flavors & Fragrances, Inc. 1.23% 2025[4]	5,000	4,894
International Flavors & Fragrances, Inc. 1.832% 2027[4]	8,022	7,881
International Flavors & Fragrances, Inc. 2.30% 2030[4]	30,114	29,552
International Flavors & Fragrances, Inc. 3.268% 2040[4]	4,500	4,578
International Flavors & Fragrances, Inc. 3.468% 2050[4]	10,360	10,879
LYB International Finance III, LLC 1.25% 2025	3,952	3,889
LYB International Finance III, LLC 2.25% 2030	15,225	15,161
LYB International Finance III, LLC 3.375% 2040	4,250	4,436
LYB International Finance III, LLC 4.20% 2049	1,740	2,015
LYB International Finance III, LLC 4.20% 2050	4,500	5,215
LYB International Finance III, LLC 3.625% 2051	5,503	5,840
Methanex Corp. 5.125% 2027	13,150	13,821
Methanex Corp. 5.25% 2029	1,125	1,188
Methanex Corp. 5.65% 2044	1,000	1,006
Newcrest Finance Pty, Ltd. 3.25% 2030[4]	5,229	5,483
Newcrest Finance Pty, Ltd. 4.20% 2050[4]	2,714	3,088
Nova Chemicals Corp. 4.875% 2024[4]	2,000	2,067

34	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
Nova Chemicals Corp. 5.25% 2027[4]	$7,500		$7,995
Nova Chemicals Corp. 4.25% 2029[4]	5,535		5,566
Nutrien, Ltd. 4.20% 2029	500		565
Nutrien, Ltd. 5.00% 2049	3,850		5,168
Olin Corp. 5.625% 2029	2,500		2,712
Praxair, Inc. 1.10% 2030	14,464		13,528
Praxair, Inc. 2.00% 2050	5,729		5,017
Rio Tinto Finance (USA), Ltd. 2.75% 2051	8,451		8,394
Sealed Air Corp. 5.25% 2023[4]	111		115
Sherwin-Williams Company 2.75% 2022	212		213
Sherwin-Williams Company 3.125% 2024	7,250		7,572
Sherwin-Williams Company 3.45% 2027	2,862		3,099
Sherwin-Williams Company 2.95% 2029	5,150		5,423
Sherwin-Williams Company 2.30% 2030	2,771		2,768
Sherwin-Williams Company 2.20% 2032	5,250		5,195
Sherwin-Williams Company 4.50% 2047	2,601		3,250
Sherwin-Williams Company 3.80% 2049	1,500		1,694
Sherwin-Williams Company 3.30% 2050	1,700		1,796
Sherwin-Williams Company 2.90% 2052	2,500		2,448
Silgan Holdings, Inc. 4.75% 2025	5,000		5,037
Silgan Holdings, Inc. 4.125% 2028	2,500		2,557
Summit Materials, Inc. 5.25% 2029[4]	4,160		4,363
Suzano Austria GmbH 6.00% 2029	1,900		2,202
Suzano Austria GmbH 3.75% 2031	6,660		6,780
Vale Overseas, Ltd. 3.75% 2030	6,457		6,694
Westlake Chemical Corp. 5.00% 2046	7,090		8,987
Westlake Chemical Corp. 4.375% 2047	1,960		2,311
			552,729

Total corporate bonds, notes & loans			26,416,004

Mortgage-backed obligations 14.01%
Federal agency mortgage-backed obligations 11.06%
Fannie Mae Pool #976945 5.50% 2023[12]	—	[2]	—	[2]
Fannie Mae Pool #976948 6.00% 2023[12]	6		6
Fannie Mae Pool #932119 4.50% 2024[12]	563		587
Fannie Mae Pool #AD6392 4.50% 2025[12]	628		655
Fannie Mae Pool #AD3149 4.50% 2025[12]	360		378
Fannie Mae Pool #AD5692 4.50% 2025[12]	298		311
Fannie Mae Pool #AB1068 4.50% 2025[12]	2		2
Fannie Mae Pool #MA3131 3.00% 2027[12]	68		71
Fannie Mae Pool #MA2973 3.00% 2027[12]	8		8
Fannie Mae Pool #AL9668 3.00% 2030[12]	11		11
Fannie Mae Pool #AZ0554 3.50% 2030[12]	287		304
Fannie Mae Pool #AY1948 3.50% 2030[12]	235		248
Fannie Mae Pool #AZ4646 3.50% 2030[12]	187		197
Fannie Mae Pool #CA3178 3.00% 2031[12]	778		817
Fannie Mae Pool #890710 3.00% 2031[12]	13		13
Fannie Mae Pool #BH7659 3.00% 2032[12]	9,018		9,479
Fannie Mae Pool #CA3274 3.00% 2032[12]	625		658
Fannie Mae Pool #BH9235 3.00% 2033[12]	923		971
Fannie Mae Pool #BJ4890 3.00% 2033[12]	621		660
Fannie Mae Pool #BJ4856 3.00% 2033[12]	403		428
Fannie Mae Pool #BM5111 3.00% 2033[12]	306		324
Fannie Mae Pool #MA3247 3.00% 2033[12]	250		263
Fannie Mae Pool #BK7453 3.00% 2033[12]	42		44
Fannie Mae Pool #CA2106 3.50% 2033[12]	130		137
Fannie Mae Pool #MA3518 4.00% 2033[12]	19		20
Fannie Mae Pool #695412 5.00% 2033[12]	8		9
Fannie Mae Pool #CA4453 2.50% 2034[12]	4,557		4,735
Fannie Mae Pool #BO1359 2.50% 2034[12]	2,388		2,485
Fannie Mae Pool #FM1490 3.50% 2034[12]	5,946		6,283
Fannie Mae Pool #AD3566 5.00% 2035[12]	107		117
Fannie Mae Pool #AS8355 3.00% 2036[12]	10,111		10,625
Fannie Mae Pool #AS8554 3.00% 2036[12]	1,043		1,095
Fannie Mae Pool #MA2746 4.00% 2036[12]	2,216		2,412
Fannie Mae Pool #MA2588 4.00% 2036[12]	1,879		2,038
Fannie Mae Pool #MA2787 4.00% 2036[12]	1,271		1,380

The Bond Fund of America	35

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA2717 4.00% 2036[12]	$389	$424
Fannie Mae Pool #893837 7.00% 2036[12]	120	127
Fannie Mae Pool #924866 1.515% 2037[6,12]	27	27
Fannie Mae Pool #MA2897 3.00% 2037[12]	21,903	23,002
Fannie Mae Pool #MA2866 3.00% 2037[12]	12,577	13,208
Fannie Mae Pool #945680 6.00% 2037[12]	24	28
Fannie Mae Pool #913966 6.00% 2037[12]	2	2
Fannie Mae Pool #924069 7.00% 2037[12]	105	110
Fannie Mae Pool #954927 7.00% 2037[12]	102	109
Fannie Mae Pool #966170 7.00% 2037[12]	81	84
Fannie Mae Pool #954936 7.00% 2037[12]	38	42
Fannie Mae Pool #914612 7.50% 2037[12]	56	58
Fannie Mae Pool #889101 1.549% 2038[6,12]	108	110
Fannie Mae Pool #964279 2.095% 2038[6,12]	105	107
Fannie Mae Pool #964708 2.265% 2038[6,12]	14	14
Fannie Mae Pool #MA3539 4.50% 2038[12]	56	60
Fannie Mae Pool #889982 5.50% 2038[12]	22	25
Fannie Mae Pool #988588 5.50% 2038[12]	4	4
Fannie Mae Pool #AC2641 4.50% 2039[12]	4,003	4,427
Fannie Mae Pool #AC0794 5.00% 2039[12]	158	176
Fannie Mae Pool #931768 5.00% 2039[12]	80	91
Fannie Mae Pool #AE7629 2.06% 2040[6,12]	16	17
Fannie Mae Pool #AL9335 2.07% 2040[6,12]	3,682	3,872
Fannie Mae Pool #AE7567 4.00% 2040[12]	2,299	2,525
Fannie Mae Pool #AE1761 4.00% 2040[12]	2,234	2,454
Fannie Mae Pool #AH0007 4.00% 2040[12]	2,198	2,407
Fannie Mae Pool #AH0539 4.00% 2040[12]	894	982
Fannie Mae Pool #AE8073 4.00% 2040[12]	439	482
Fannie Mae Pool #AD8522 4.00% 2040[12]	116	127
Fannie Mae Pool #AE5471 4.50% 2040[12]	711	787
Fannie Mae Pool #AB1297 5.00% 2040[12]	321	360
Fannie Mae Pool #932606 5.00% 2040[12]	225	253
Fannie Mae Pool #MA4387 2.00% 2041[12]	3,952	4,017
Fannie Mae Pool #AL9326 2.107% 2041[6,12]	4,152	4,372
Fannie Mae Pool #AL9327 2.108% 2041[6,12]	3,164	3,334
Fannie Mae Pool #AL9531 2.105% 2041[6,12]	2,697	2,840
Fannie Mae Pool #AE0844 2.137% 2041[6,12]	241	253
Fannie Mae Pool #AL0073 2.146% 2041[6,12]	182	192
Fannie Mae Pool #AE0789 2.155% 2041[6,12]	240	252
Fannie Mae Pool #AB4050 4.00% 2041[12]	781	858
Fannie Mae Pool #AJ7471 4.00% 2041[12]	695	755
Fannie Mae Pool #AI5172 4.00% 2041[12]	572	628
Fannie Mae Pool #AJ4189 4.00% 2041[12]	505	555
Fannie Mae Pool #AJ4154 4.00% 2041[12]	427	469
Fannie Mae Pool #AJ1873 4.00% 2041[12]	369	406
Fannie Mae Pool #AJ0257 4.00% 2041[12]	151	165
Fannie Mae Pool #AL0658 4.50% 2041[12]	752	829
Fannie Mae Pool #AI1862 5.00% 2041[12]	1,761	1,997
Fannie Mae Pool #AH6099 5.00% 2041[12]	1,396	1,561
Fannie Mae Pool #AI3510 5.00% 2041[12]	1,084	1,229
Fannie Mae Pool #AJ0704 5.00% 2041[12]	922	1,046
Fannie Mae Pool #AJ5391 5.00% 2041[12]	586	663
Fannie Mae Pool #AE1248 5.00% 2041[12]	299	337
Fannie Mae Pool #AE1277 5.00% 2041[12]	263	297
Fannie Mae Pool #AE1274 5.00% 2041[12]	189	214
Fannie Mae Pool #AE1283 5.00% 2041[12]	145	160
Fannie Mae Pool #AH9479 5.00% 2041[12]	42	48
Fannie Mae Pool #AH8144 5.00% 2041[12]	39	44
Fannie Mae Pool #AP7819 1.91% 2042[6,12]	246	258
Fannie Mae Pool #AL2000 1.942% 2042[6,12]	278	291
Fannie Mae Pool #AL1941 1.952% 2042[6,12]	330	347
Fannie Mae Pool #AL2184 1.981% 2042[6,12]	571	600
Fannie Mae Pool #AL9532 1.991% 2042[6,12]	3,181	3,340
Fannie Mae Pool #AL9533 2.03% 2042[6,12]	1,518	1,595
Fannie Mae Pool #AL9530 2.082% 2042[6,12]	2,168	2,281
Fannie Mae Pool #AX3703 4.00% 2042[12]	4,591	5,044
Fannie Mae Pool #AK6740 4.00% 2042[12]	4,338	4,810

36	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #AL2745 4.00% 2042[12]	$3,400	$3,736
Fannie Mae Pool #890407 4.00% 2042[12]	1,176	1,292
Fannie Mae Pool #AK4949 4.00% 2042[12]	247	270
Fannie Mae Pool #AE1290 5.00% 2042[12]	308	346
Fannie Mae Pool #AT5898 3.00% 2043[12]	19,128	20,188
Fannie Mae Pool #AL3829 3.50% 2043[12]	2,726	2,953
Fannie Mae Pool #AT7161 3.50% 2043[12]	1,057	1,137
Fannie Mae Pool #AR1512 3.50% 2043[12]	672	724
Fannie Mae Pool #AT0412 3.50% 2043[12]	274	295
Fannie Mae Pool #AT3954 3.50% 2043[12]	168	179
Fannie Mae Pool #AT0300 3.50% 2043[12]	99	105
Fannie Mae Pool #AV0786 4.00% 2043[12]	3,605	3,961
Fannie Mae Pool #AT2683 4.00% 2043[12]	2,521	2,743
Fannie Mae Pool #BM6240 2.05% 2044[6,12]	3,490	3,668
Fannie Mae Pool #AL8421 3.50% 2044[12]	16,198	17,485
Fannie Mae Pool #AX8521 3.50% 2044[12]	372	401
Fannie Mae Pool #AY1829 3.50% 2044[12]	111	117
Fannie Mae Pool #AW8240 3.50% 2044[12]	55	58
Fannie Mae Pool #AX0817 4.00% 2044[12]	204	217
Fannie Mae Pool #BE5017 3.50% 2045[12]	1,404	1,509
Fannie Mae Pool #BE5009 3.50% 2045[12]	740	791
Fannie Mae Pool #AZ7366 4.00% 2045[12]	22,326	24,449
Fannie Mae Pool #AS6348 4.00% 2045[12]	3,909	4,274
Fannie Mae Pool #BC4764 3.00% 2046[12]	2,936	3,083
Fannie Mae Pool #AS8310 3.00% 2046[12]	811	864
Fannie Mae Pool #MA2833 3.00% 2046[12]	45	48
Fannie Mae Pool #BC9077 3.50% 2046[12]	20,659	22,103
Fannie Mae Pool #BD9236 3.50% 2046[12]	506	536
Fannie Mae Pool #AL8522 3.50% 2046[12]	37	40
Fannie Mae Pool #AS6839 4.00% 2046[12]	4,783	5,191
Fannie Mae Pool #BC1352 4.00% 2046[12]	1,743	1,890
Fannie Mae Pool #BD1968 4.00% 2046[12]	61	65
Fannie Mae Pool #MA2809 4.50% 2046[12]	886	935
Fannie Mae Pool #BC8647 4.50% 2046[12]	678	732
Fannie Mae Pool #BD1550 4.50% 2046[12]	345	376
Fannie Mae Pool #BD7529 4.50% 2046[12]	319	343
Fannie Mae Pool #MA2821 4.50% 2046[12]	324	342
Fannie Mae Pool #BD9248 4.50% 2046[12]	235	252
Fannie Mae Pool #BD7600 4.50% 2046[12]	81	87
Fannie Mae Pool #BM1179 3.00% 2047[12]	944	1,002
Fannie Mae Pool #CA0854 3.50% 2047[12]	15,896	17,051
Fannie Mae Pool #BD2440 3.50% 2047[12]	2,261	2,409
Fannie Mae Pool #BE8740 3.50% 2047[12]	1,310	1,405
Fannie Mae Pool #BE8742 3.50% 2047[12]	406	438
Fannie Mae Pool #CA0770 3.50% 2047[12]	227	240
Fannie Mae Pool #BH2846 3.50% 2047[12]	158	170
Fannie Mae Pool #BH2848 3.50% 2047[12]	146	156
Fannie Mae Pool #BH2847 3.50% 2047[12]	108	114
Fannie Mae Pool #CA0453 4.00% 2047[12]	8,029	8,578
Fannie Mae Pool #MA3211 4.00% 2047[12]	4,892	5,242
Fannie Mae Pool #BJ5015 4.00% 2047[12]	2,684	2,936
Fannie Mae Pool #BD3554 4.00% 2047[12]	932	994
Fannie Mae Pool #BH3122 4.00% 2047[12]	71	76
Fannie Mae Pool #BM4413 4.50% 2047[12]	7,220	7,807
Fannie Mae Pool #BH0876 4.50% 2047[12]	3,102	3,355
Fannie Mae Pool #BJ3558 4.50% 2047[12]	1,891	2,038
Fannie Mae Pool #BJ3525 4.50% 2047[12]	1,444	1,556
Fannie Mae Pool #BJ3581 4.50% 2047[12]	994	1,071
Fannie Mae Pool #MA3002 4.50% 2047[12]	745	783
Fannie Mae Pool #257063 7.00% 2047[12]	46	52
Fannie Mae Pool #256893 7.00% 2047[12]	12	14
Fannie Mae Pool #BF0293 3.00% 2048[12]	8,582	9,066
Fannie Mae Pool #FM5658 3.00% 2048[12]	5,843	6,117
Fannie Mae Pool #BM4488 3.376% 2048[6,12]	7,021	7,254
Fannie Mae Pool #BF0318 3.50% 2048[12]	43,813	47,001
Fannie Mae Pool #CA1532 3.50% 2048[12]	7,256	7,693
Fannie Mae Pool #CA1189 3.50% 2048[12]	1,766	1,870

The Bond Fund of America	37

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BJ4901 3.50% 2048[12]	$978		$1,053
Fannie Mae Pool #CA2850 4.00% 2048[12]	3,242		3,547
Fannie Mae Pool #BK6840 4.00% 2048[12]	1,700		1,862
Fannie Mae Pool #BK5232 4.00% 2048[12]	1,240		1,350
Fannie Mae Pool #BK9743 4.00% 2048[12]	499		546
Fannie Mae Pool #BK0163 4.50% 2048[12]	1,943		2,090
Fannie Mae Pool #BN1576 4.50% 2048[12]	1,313		1,410
Fannie Mae Pool #BK9761 4.50% 2048[12]	290		315
Fannie Mae Pool #CA2166 4.50% 2048[12]	18		20
Fannie Mae Pool #CA2493 4.50% 2048[12]	4		4
Fannie Mae Pool #CA3807 3.00% 2049[12]	1,491		1,571
Fannie Mae Pool #CA3806 3.00% 2049[12]	918		970
Fannie Mae Pool #BJ8402 3.456% 2049[6,12]	1,162		1,202
Fannie Mae Pool #FM2318 3.50% 2049[12]	53,815		57,524
Fannie Mae Pool #CA4021 3.50% 2049[12]	32,884		34,983
Fannie Mae Pool #CA4802 3.50% 2049[12]	31,008		33,442
Fannie Mae Pool #CA4151 3.50% 2049[12]	13,631		14,793
Fannie Mae Pool #BN6708 3.50% 2049[12]	11,689		12,546
Fannie Mae Pool #FM1062 3.50% 2049[12]	10,952		11,847
Fannie Mae Pool #FM1443 3.50% 2049[12]	8,076		8,710
Fannie Mae Pool #BJ8411 3.50% 2049[12]	2,694		2,905
Fannie Mae Pool #FM1963 4.00% 2049[12]	48,951		53,612
Fannie Mae Pool #FM1913 4.00% 2049[12]	2,265		2,434
Fannie Mae Pool #BF0320 5.50% 2049[12]	7,658		8,741
Fannie Mae Pool #CA8285 3.00% 2050[12]	67,174		71,196
Fannie Mae Pool #CA5506 3.00% 2050[12]	57,883		61,029
Fannie Mae Pool #BP1948 3.00% 2050[12]	18,389		19,484
Fannie Mae Pool #CA5338 3.00% 2050[12]	13,885		14,465
Fannie Mae Pool #FM2664 3.50% 2050[12]	33,389		36,093
Fannie Mae Pool #BP1954 3.50% 2050[12]	23,508		25,174
Fannie Mae Pool #CB2319 2.50% 2051[12]	69,503		71,793
Fannie Mae Pool #CB2371 2.50% 2051[12]	46,692		48,272
Fannie Mae Pool #CB2372 2.50% 2051[12]	33,574		34,690
Fannie Mae Pool #BT9510 2.50% 2051[12]	27,100		28,017
Fannie Mae Pool #FM9492 2.50% 2051[12]	26,231		27,099
Fannie Mae Pool #BT9483 2.50% 2051[12]	26,000		26,824
Fannie Mae Pool #FM9804 2.50% 2051[12]	14,170		14,640
Fannie Mae Pool #FM9694 2.50% 2051[12]	13,038		13,507
Fannie Mae Pool #CB2373 2.50% 2051[12]	12,955		13,366
Fannie Mae Pool #CB2375 2.50% 2051[12]	11,264		11,585
Fannie Mae Pool #CA9391 3.00% 2051[12]	227,251		238,341
Fannie Mae Pool #CA8623 3.00% 2051[12]	103,273		109,704
Fannie Mae Pool #FM9632 3.00% 2051[12]	91,513		96,509
Fannie Mae Pool #CB0041 3.00% 2051[12]	72,338		76,630
Fannie Mae Pool #FM9631 3.00% 2051[12]	38,741		40,887
Fannie Mae Pool #CB2414 3.00% 2051[12]	37,533		39,999
Fannie Mae Pool #FM7694 3.00% 2051[12]	23,595		24,910
Fannie Mae Pool #CB2292 3.00% 2051[12]	16,022		16,984
Fannie Mae Pool #CB2293 3.00% 2051[12]	16,023		16,939
Fannie Mae Pool #CA8969 3.00% 2051[12]	6,504		6,820
Fannie Mae Pool #BF0145 3.50% 2057[12]	18,837		20,411
Fannie Mae Pool #BF0299 3.50% 2058[12]	32,848		35,401
Fannie Mae Pool #BF0264 3.50% 2058[12]	18,527		19,986
Fannie Mae Pool #BF0379 3.50% 2059[12]	48,894		52,963
Fannie Mae Pool #BM6693 3.50% 2059[12]	37,321		40,242
Fannie Mae Pool #BF0497 3.00% 2060[12]	22,757		24,025
Fannie Mae Pool #BF0481 3.50% 2060[12]	81,181		87,932
Fannie Mae Pool #BF0480 3.50% 2060[12]	49,866		54,295
Fannie Mae, Series 2001-4, Class NA, 9.00% 2025[6,12]	1		2
Fannie Mae, Series 2001-4, Class GA, 9.00% 2025[6,12]	—	[2]	—	[2]
Fannie Mae, Series 1998-W5, Class B3, 6.50% 2028[4,12]	262		250
Fannie Mae, Series 2002-W7, Class A5, 7.50% 2029[12]	61		73
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031[12]	608		673
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[12]	1,046		1,189
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[12]	180		203
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[12]	600		715
Fannie Mae, Series 2002-W1, Class 2A, 5.199% 2042[6,12]	800		865

38	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.466% 2026[6,12]	$9	$10
Fannie Mae, Series 2017-M15, Class A2, Multi Family, 2.959% 2027[6,12]	3,700	3,974
Fannie Mae, Series 2017-M12, Class A2, Multi Family, 3.069% 2027[6,12]	4,201	4,508
Fannie Mae, Series 2019-M5, Class A2, Multi Family, 3.273% 2029[12]	430	472
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036[12]	451	412
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036[12]	407	387
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036[12]	156	145
Freddie Mac Pool #G15732 3.00% 2030[12]	7,930	8,361
Freddie Mac Pool #ZT1332 3.00% 2030[12]	7,041	7,412
Freddie Mac Pool #D98356 4.50% 2030[12]	129	139
Freddie Mac Pool #G16634 3.00% 2031[12]	12,088	12,766
Freddie Mac Pool #V61960 3.00% 2033[12]	5,161	5,434
Freddie Mac Pool #A15120 5.50% 2033[12]	3	3
Freddie Mac Pool #G30911 4.00% 2036[12]	3,658	3,971
Freddie Mac Pool #K93532 4.00% 2036[12]	1,101	1,193
Freddie Mac Pool #C91883 4.00% 2036[12]	596	649
Freddie Mac Pool #C91917 3.00% 2037[12]	641	674
Freddie Mac Pool #C91948 4.00% 2037[12]	4,042	4,382
Freddie Mac Pool #G04804 4.50% 2037[12]	1,579	1,743
Freddie Mac Pool #A56076 5.50% 2037[12]	14	16
Freddie Mac Pool #G03695 5.50% 2037[12]	3	3
Freddie Mac Pool #H09093 7.50% 2037[12]	63	73
Freddie Mac Pool #ZT1449 3.00% 2038[12]	57,891	61,221
Freddie Mac Pool #G08248 5.50% 2038[12]	37	43
Freddie Mac Pool #G05267 5.50% 2038[12]	2	3
Freddie Mac Pool #G05196 5.50% 2038[12]	2	2
Freddie Mac Pool #A87873 5.00% 2039[12]	2,883	3,273
Freddie Mac Pool #G06020 5.50% 2039[12]	5	5
Freddie Mac Pool #840222 2.13% 2040[6,12]	1,004	1,057
Freddie Mac Pool #G05937 4.50% 2040[12]	6,123	6,772
Freddie Mac Pool #A93948 4.50% 2040[12]	7	8
Freddie Mac Pool #G05860 5.50% 2040[12]	15	18
Freddie Mac Pool #Q02705 4.50% 2041[12]	2,776	3,065
Freddie Mac Pool #G06956 4.50% 2041[12]	625	691
Freddie Mac Pool #G06769 4.50% 2041[12]	278	305
Freddie Mac Pool #Q01992 4.50% 2041[12]	39	42
Freddie Mac Pool #G06868 4.50% 2041[12]	6	7
Freddie Mac Pool #G06648 5.00% 2041[12]	1,178	1,336
Freddie Mac Pool #Q01658 5.00% 2041[12]	240	263
Freddie Mac Pool #G06841 5.50% 2041[12]	21	24
Freddie Mac Pool #841039 2.186% 2043[6,12]	3,071	3,241
Freddie Mac Pool #Q18236 3.50% 2043[12]	1,138	1,225
Freddie Mac Pool #Q19133 3.50% 2043[12]	755	815
Freddie Mac Pool #Q17696 3.50% 2043[12]	700	757
Freddie Mac Pool #Q22946 4.00% 2043[12]	5,495	6,041
Freddie Mac Pool #Q15874 4.00% 2043[12]	88	94
Freddie Mac Pool #Q28558 3.50% 2044[12]	3,157	3,404
Freddie Mac Pool #760014 2.843% 2045[6,12]	2,386	2,470
Freddie Mac Pool #760012 3.113% 2045[6,12]	677	704
Freddie Mac Pool #760013 3.169% 2045[6,12]	500	521
Freddie Mac Pool #G60238 3.50% 2045[12]	17,256	18,593
Freddie Mac Pool #G60138 3.50% 2045[12]	712	772
Freddie Mac Pool #G60344 4.00% 2045[12]	13,539	14,909
Freddie Mac Pool #V81992 4.00% 2045[12]	720	783
Freddie Mac Pool #G67700 3.50% 2046[12]	6,341	6,831
Freddie Mac Pool #T65375 3.50% 2046[12]	158	164
Freddie Mac Pool #Q43312 4.50% 2046[12]	633	692
Freddie Mac Pool #Q44689 4.50% 2046[12]	633	680
Freddie Mac Pool #Q42633 4.50% 2046[12]	560	610
Freddie Mac Pool #Q43461 4.50% 2046[12]	530	575
Freddie Mac Pool #Q42034 4.50% 2046[12]	313	338
Freddie Mac Pool #760015 2.627% 2047[6,12]	2,655	2,738
Freddie Mac Pool #ZT2100 3.00% 2047[12]	6,341	6,650
Freddie Mac Pool #G61733 3.00% 2047[12]	5,968	6,302
Freddie Mac Pool #ZS4747 3.50% 2047[12]	10,671	11,317
Freddie Mac Pool #ZS4735 3.50% 2047[12]	5,291	5,610
Freddie Mac Pool #Q52069 3.50% 2047[12]	2,000	2,146

The Bond Fund of America	39

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #Q51622 3.50% 2047[12]	$1,512	$1,630
Freddie Mac Pool #Q47615 3.50% 2047[12]	1,164	1,248
Freddie Mac Pool #Q47620 4.00% 2047[12]	11,048	11,978
Freddie Mac Pool #Q52613 4.00% 2047[12]	6,256	6,789
Freddie Mac Pool #G08793 4.00% 2047[12]	4,123	4,415
Freddie Mac Pool #Q52596 4.50% 2047[12]	1,658	1,792
Freddie Mac Pool #Q47828 4.50% 2047[12]	765	825
Freddie Mac Pool #G67709 3.50% 2048[12]	31,072	33,450
Freddie Mac Pool #Q54701 3.50% 2048[12]	1,335	1,432
Freddie Mac Pool #Q54709 3.50% 2048[12]	1,224	1,313
Freddie Mac Pool #Q54700 3.50% 2048[12]	1,002	1,073
Freddie Mac Pool #Q54781 3.50% 2048[12]	962	1,036
Freddie Mac Pool #Q54782 3.50% 2048[12]	960	1,025
Freddie Mac Pool #Q55056 3.50% 2048[12]	938	999
Freddie Mac Pool #Q56590 3.50% 2048[12]	658	707
Freddie Mac Pool #Q54699 3.50% 2048[12]	518	560
Freddie Mac Pool #Q56589 3.50% 2048[12]	475	508
Freddie Mac Pool #Q54698 3.50% 2048[12]	393	426
Freddie Mac Pool #Q54831 3.50% 2048[12]	389	421
Freddie Mac Pool #Q55060 3.50% 2048[12]	354	379
Freddie Mac Pool #Q56591 3.50% 2048[12]	320	341
Freddie Mac Pool #G61628 3.50% 2048[12]	193	208
Freddie Mac Pool #G67711 4.00% 2048[12]	30,125	32,976
Freddie Mac Pool #Q53878 4.00% 2048[12]	6,993	7,590
Freddie Mac Pool #ZA5889 4.00% 2048[12]	2,164	2,326
Freddie Mac Pool #Q56599 4.00% 2048[12]	2,020	2,213
Freddie Mac Pool #G08805 4.00% 2048[12]	1,535	1,634
Freddie Mac Pool #Q56175 4.00% 2048[12]	1,369	1,487
Freddie Mac Pool #Q55971 4.00% 2048[12]	1,330	1,449
Freddie Mac Pool #Q55970 4.00% 2048[12]	670	733
Freddie Mac Pool #Q58411 4.50% 2048[12]	4,099	4,495
Freddie Mac Pool #Q58436 4.50% 2048[12]	1,851	2,047
Freddie Mac Pool #Q58378 4.50% 2048[12]	1,470	1,601
Freddie Mac Pool #Q57242 4.50% 2048[12]	714	778
Freddie Mac Pool #QA4692 3.00% 2049[12]	22,814	24,027
Freddie Mac Pool #QA4673 3.00% 2049[12]	9,668	10,198
Freddie Mac Pool #SD7507 3.00% 2049[12]	5,727	6,027
Freddie Mac Pool #SD0185 3.00% 2049[12]	5,722	6,004
Freddie Mac Pool #SD7508 3.50% 2049[12]	79,276	85,486
Freddie Mac Pool #QA5125 3.50% 2049[12]	29,159	31,447
Freddie Mac Pool #RA1580 3.50% 2049[12]	9,620	10,440
Freddie Mac Pool #RA1463 3.50% 2049[12]	9,592	10,409
Freddie Mac Pool #QA1885 3.50% 2049[12]	5,932	6,373
Freddie Mac Pool #QA0284 3.50% 2049[12]	5,186	5,593
Freddie Mac Pool #QA2748 3.50% 2049[12]	1,334	1,438
Freddie Mac Pool #RA2596 2.50% 2050[12]	4,479	4,608
Freddie Mac Pool #SD7517 3.00% 2050[12]	36,320	38,347
Freddie Mac Pool #SD0234 3.00% 2050[12]	33,827	35,510
Freddie Mac Pool #RA2319 3.00% 2050[12]	23,097	24,060
Freddie Mac Pool #SD0187 3.00% 2050[12]	16,590	17,503
Freddie Mac Pool #SD7545 2.50% 2051[12]	78,527	81,079
Freddie Mac Pool #QD3220 2.50% 2051[12]	32,319	33,412
Freddie Mac Pool #RA6483 2.50% 2051[12]	9,753	10,042
Freddie Mac Pool #RA4658 3.00% 2051[12]	51,614	54,358
Freddie Mac Pool #RA5971 3.00% 2051[12]	4,931	5,199
Freddie Mac, Series 2122, Class QM, 6.25% 2029[12]	296	326
Freddie Mac, Series 3257, Class PA, 5.50% 2036[12]	2,881	3,289
Freddie Mac, Series 3286, Class JN, 5.50% 2037[12]	2,160	2,406
Freddie Mac, Series 3318, Class JT, 5.50% 2037[12]	1,271	1,438
Freddie Mac, Series 4582, Class GA, 3.75% 2052[6,12]	2,116	2,154
Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 2023[12]	2,721	2,746
Freddie Mac, Series K036, Class A2, Multi Family, 3.527% 2023[12]	2,000	2,083
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 2025[12]	23,390	24,414
Freddie Mac, Series K049, Class A2, Multi Family, 3.01% 2025[12]	774	817
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2026[12]	5,065	5,407
Freddie Mac, Series K060, Class A2, Multi Family, 3.30% 2026[12]	400	433
Freddie Mac, Series K061, Class A2, Multi Family, 3.347% 2026[12]	2,951	3,201

40	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac, Series K064, Class A2, Multi Family, 3.224% 2027[6,12]	$1,000	$1,082
Freddie Mac, Series K065, Class A2, Multi Family, 3.243% 2027[12]	1,170	1,269
Freddie Mac, Series K074, Class A2, Multi Family, 3.60% 2028[12]	955	1,064
Freddie Mac, Series K084, Class A2, Multi Family, 3.78% 2028[6,12]	6,045	6,843
Freddie Mac, Series K078, Class A2, Multi Family, 3.854% 2028[12]	4,000	4,525
Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 2028[12]	3,965	4,495
Freddie Mac, Series K081, Class A2, Multi Family, 3.90% 2028[6,12]	1,700	1,935
Freddie Mac, Series K082, Class A2, Multi Family, 3.92% 2028[6,12]	1,680	1,915
Freddie Mac, Series K079, Class A2, Multi Family, 3.926% 2028[12]	172	196
Freddie Mac, Series K083, Class A2, Multi Family, 4.05% 2028[6,12]	3,000	3,449
Freddie Mac, Series K101, Class A2, Multi Family, 2.524% 2029[12]	62	66
Freddie Mac, Series K090, Class A2, Multi Family, 3.422% 2029[12]	5,000	5,558
Freddie Mac, Series K089, Class A2, Multi Family, 3.563% 2029[12]	5,249	5,879
Freddie Mac, Series K105, Class A2, Multi Family, 1.872% 2053[12]	23	23
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036[12]	1,194	1,098
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036[12]	328	308
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036[12]	322	301
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036[12]	219	206
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036[12]	153	142
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[12]	37,363	38,601
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[6,12]	36,104	37,248
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[6,12]	29,696	30,625
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 2056[12]	6,290	6,506
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 2056[12]	4,068	4,205
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 2056[6,12]	12,349	12,771
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 2056[12]	1,256	1,332
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 2057[12]	6,806	7,131
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[6,12]	17,304	18,205
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[12]	63,312	65,698
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[12]	17,892	18,923
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[12]	12,158	12,930
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 2057[12]	6,098	6,592
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[12]	27,953	29,172
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 2058[12]	3,538	3,742
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 2058[12]	2,961	3,132
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 2058[12]	1,870	1,978
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 2058[12]	1,732	1,801
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 2058[12]	745	774
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[12]	136,714	141,208
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[12]	38,196	39,398
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[12]	23,898	24,564
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 2029[12]	64,950	67,262
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[12]	54,613	56,374

The Bond Fund of America	41

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 2029[12]	$17,282		$17,972
Government National Mortgage Assn. 2.00% 2052[12,13]	249,273		251,542
Government National Mortgage Assn. 2.50% 2052[12,13]	100,481		102,683
Government National Mortgage Assn. 2.50% 2052[12,13]	49,634		50,832
Government National Mortgage Assn. 2.50% 2052[12,13]	24,606		25,096
Government National Mortgage Assn. 3.00% 2052[12,13]	19,735		20,420
Government National Mortgage Assn. 4.00% 2052[12,13]	7,457		7,853
Government National Mortgage Assn. Pool #MA0908 2.50% 2028[12]	798		826
Government National Mortgage Assn. Pool #AB3820 5.00% 2035[12]	228		244
Government National Mortgage Assn. Pool #AB3587 6.50% 2038[12]	155		171
Government National Mortgage Assn. Pool #AB3819 5.00% 2039[12]	288		308
Government National Mortgage Assn. Pool #004636 4.50% 2040[12]	1,036		1,136
Government National Mortgage Assn. Pool #783689 5.50% 2040[12]	1,966		2,245
Government National Mortgage Assn. Pool #783687 4.50% 2041[12]	4,409		4,750
Government National Mortgage Assn. Pool #AC2886 4.50% 2041[12]	636		684
Government National Mortgage Assn. Pool #AB3664 4.50% 2041[12]	129		137
Government National Mortgage Assn. Pool #AB3818 4.50% 2041[12]	72		77
Government National Mortgage Assn. Pool #783688 5.00% 2041[12]	1,654		1,824
Government National Mortgage Assn. Pool #754353 3.50% 2042[12]	326		338
Government National Mortgage Assn. Pool #AD7620 3.50% 2043[12]	1,028		1,091
Government National Mortgage Assn. Pool #MA2893 4.00% 2045[12]	111		120
Government National Mortgage Assn. Pool #BC1530 3.00% 2047[12]	8,167		8,262
Government National Mortgage Assn. Pool #BC1565 3.00% 2047[12]	3,092		3,114
Government National Mortgage Assn. Pool #MA5594 3.50% 2048[12]	3,342		3,496
Government National Mortgage Assn. Pool #MA5263 3.50% 2048[12]	2,693		2,828
Government National Mortgage Assn. Pool #MA5527 3.50% 2048[12]	2,136		2,239
Government National Mortgage Assn. Pool #MA5019 3.50% 2048[12]	337		354
Government National Mortgage Assn. Pool #MA5652 4.50% 2048[12]	3,196		3,383
Government National Mortgage Assn. Pool #MA5332 5.00% 2048[12]	59		63
Government National Mortgage Assn. Pool #MA5876 4.00% 2049[12]	49,956		52,716
Government National Mortgage Assn. Pool #MA5817 4.00% 2049[12]	15,588		16,515
Government National Mortgage Assn. Pool #MA5764 4.50% 2049[12]	13,006		13,749
Government National Mortgage Assn. Pool #MA5877 4.50% 2049[12]	9,272		9,801
Government National Mortgage Assn. Pool #MA5711 4.50% 2049[12]	5,477		5,796
Government National Mortgage Assn. Pool #MA6156 4.50% 2049[12]	2,947		3,114
Government National Mortgage Assn. Pool #MA5818 4.50% 2049[12]	2,925		3,095
Government National Mortgage Assn. Pool #MA6092 4.50% 2049[12]	1,182		1,250
Government National Mortgage Assn. Pool #MA6041 4.50% 2049[12]	477		505
Government National Mortgage Assn. Pool #MA5754 4.50% 2049[12]	45		47
Government National Mortgage Assn. Pool #MA5755 5.00% 2049[12]	381		403
Government National Mortgage Assn. Pool #MA6042 5.00% 2049[12]	120		128
Government National Mortgage Assn. Pool #MA6602 4.50% 2050[12]	696		734
Government National Mortgage Assn. Pool #MA7419 3.00% 2051[12]	34,341		35,583
Government National Mortgage Assn. Pool #MA7259 4.50% 2051[12]	33,265		35,321
Government National Mortgage Assn. Pool #694836 5.636% 2059[12]	1		1
Government National Mortgage Assn. Pool #725879 4.899% 2061[12]	2		2
Government National Mortgage Assn. Pool #725876 4.91% 2061[12]	1		1
Government National Mortgage Assn. Pool #765136 5.00% 2061[12]	2		2
Government National Mortgage Assn. Pool #710085 5.016% 2061[12]	4		4
Government National Mortgage Assn. Pool #721648 5.05% 2061[12]	3		3
Government National Mortgage Assn. Pool #AC1008 4.439% 2063[12]	1		1
Government National Mortgage Assn. Pool #AG8238 4.911% 2064[12]	3		3
Government National Mortgage Assn. Pool #725893 5.20% 2064[12]	—	[2]	—	[2]
Government National Mortgage Assn. Pool #AA7554 6.64% 2064[12]	—	[2]	—	[2]
Government National Mortgage Assn. Pool #AE9612 4.905% 2065[12]	2		2
JPMorgan Structured Financing Trust, Series 2021-EBO1, Class A, (1-month USD-LIBOR + 1.00%) 1.102% 2022[4,6,9,10,12]	2,175		2,175
Uniform Mortgage-Backed Security 1.50% 2037[12,13]	13,210		13,223
Uniform Mortgage-Backed Security 1.50% 2037[12,13]	8,630		8,654
Uniform Mortgage-Backed Security 2.00% 2037[12,13]	25,077		25,678
Uniform Mortgage-Backed Security 2.00% 2037[12,13]	22,493		22,995
Uniform Mortgage-Backed Security 3.00% 2037[12,13]	21,774		22,768
Uniform Mortgage-Backed Security 2.00% 2052[12,13]	518,354		514,550
Uniform Mortgage-Backed Security 2.00% 2052[12,13]	73,566		73,181
Uniform Mortgage-Backed Security 2.50% 2052[12,13]	2,282,167		2,317,570
Uniform Mortgage-Backed Security 2.50% 2052[12,13]	850,417		865,536

42	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Uniform Mortgage-Backed Security 3.00% 2052[12,13]	$248,159	$256,725
Uniform Mortgage-Backed Security 3.00% 2052[12,13]	114,574	118,703
Uniform Mortgage-Backed Security 3.50% 2052[12,13]	45,290	47,681
Uniform Mortgage-Backed Security 4.00% 2052[12,13]	6,720	7,149
Uniform Mortgage-Backed Security 4.50% 2052[12,13]	30,231	32,389
		8,804,660

Collateralized mortgage-backed obligations (privately originated) 1.60%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 2048[4,6,12]	20,238	20,147
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 2055[4,12]	816	817
Bellemeade Re, Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 1.702% 2029[4,6,12]	4,877	4,879
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 2059[4,6,12]	3,107	3,112
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 2059[4,6,12]	2,285	2,310
Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 2030[4,6,12]	13,613	13,634
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 2031[4,6,12]	22,629	22,575
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 2036[4,6,12]	14,786	14,780
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A2, 3.585% 2054[12]	1,927	2,043
Citigroup Mortgage Loan Trust, Inc., Series 2020-EXP1, Class A1A, 1.804% 2060[4,6,12]	1,148	1,156
Citigroup Mortgage Loan Trust, Inc., Series 2018-RP1, Class M1, 3.00% 2064[4,6,12]	3,731	3,848
COLT Funding, LLC, Series 2021-5, Class A1, 1.726% 2061[4,6,12]	12,849	12,825
COLT Funding, LLC, Series 2021-5, Class A2, 2.606% 2061[4,6,12]	1,554	1,551
Connecticut Avenue Securities, Series 2021-R01, Class 1M1, (1-month USD-SOFR + 0.75%) 0.80% 2041[4,6,12]	608	608
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 2037[4,12]	6,770	6,831
Credit Suisse Mortgage Trust, Series 2019-RPL1, Class A1A, 3.65% 2058[4,6,12]	1,067	1,101
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 2060[4,6,12]	5,940	5,975
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 2032[12]	179	192
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 2032[12]	69	73
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 2033[12]	963	1,012
CS First Boston Mortgage Securities Corp., Series 2003-29, Class VA1, 7.00% 2033[12]	213	220
Finance of America HECM Buyout, Series 2020-HB2, Class A, 1.71% 2030[4,6,12]	13,001	13,030
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[4,12]	15,248	16,993
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[4,12]	14,970	16,405
Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 2051[4,6,12]	45,222	45,308
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 2051[4,6,12]	19,669	19,663
Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 2051[4,6,12]	17,424	17,436
Flagstar Mortgage Trust, Series 2021-5INV, Class A2, 2.50% 2051[4,6,12]	15,991	16,087
Flagstar Mortgage Trust, Series 2021-6INV, Class A4, 2.50% 2051[4,6,12]	14,918	14,914
Flagstar Mortgage Trust, Series 2021-11INV, Class A2, 3.00% 2051[4,6,12]	2,948	3,029
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA2, Class M2, (1-month USD-SOFR + 2.30%) 2.35% 2033[4,6,12]	6,500	6,625
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA5, Class M2, (1-month USD-SOFR + 1.65%) 1.70% 2034[4,6,12]	330	332
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA7, Class M1, (1-month USD-SOFR + 0.85%) 0.90% 2041[4,6,12]	2,275	2,276
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA6, Class M2, (1-month USD-SOFR + 1.50%) 1.55% 2041[4,6,12]	17,026	17,034
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA7, Class M2, (1-month USD-SOFR + 1.80%) 1.85% 2041[4,6,12]	1,619	1,625
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (1-month USD-LIBOR + 1.85%) 1.952% 2050[4,6,12]	5,694	5,718
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA3, Class M2, (1-month USD-LIBOR + 3.00%) 3.102% 2050[4,6,12]	1,597	1,600
GCAT, Series 2021-NQM6, Class A1, 1.855% 2066[4,6,12]	27,693	27,604
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 2026[4,12]	28,624	28,359
Home Partners of America Trust, Series 2021-2, Class B, 2.302% 2026[4,12]	1,999	1,977
HSI Asset Securitization Corp. Trust, Series 2006-OPT2, Class M2, 0.687% 2036[6,12]	2,964	2,966
Hundred Acre Wood Trust, Series 2021-INV1, Class A3, 2.50% 2051[4,6,12]	5,357	5,379
Imperial Fund, LLC, Series 2021-NQM4, Class A1, 2.091% 2057[4,6,12]	2,044	2,039
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 2050[12]	1,683	1,809
JPMDB Commercial Mortgage Securities Trust, Series 2019-COR6, Class A4, 3.057% 2052[12]	975	1,036
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[4,6,12]	4,629	4,645

The Bond Fund of America	43

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[4,6,12]	$5,071	$5,081
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 2061[4,6,12]	9,481	9,408
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 2067 (5.25% on 11/25/2024)[4,5,12]	10,438	10,416
Mello Warehouse Securitization Trust, Series 2020-2, Class A, (1-month USD-LIBOR + 0.80%) 0.902% 2053[4,6,12]	15,541	15,498
Mello Warehouse Securitization Trust, Series 2020-1, Class A, (1-month USD-LIBOR + 0.90%) 1.002% 2053[4,6,12]	34,517	34,535
Mello Warehouse Securitization Trust, Series 2021-2, Class A, (1-month USD-LIBOR + 0.75%) 0.852% 2055[4,6,12]	16,464	16,425
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 0.952% 2055[4,6,12]	88,549	88,489
MFRA Trust, Series 2021-RPL1, Class A1, 1.131% 2060[4,6,12]	24,436	24,061
Mill City Mortgage Trust, Series 2019-GS2, Class A1, 2.75% 2059[4,6,12]	5,291	5,381
Mill City Mortgage Trust, Series 2018-1, Class A1, 3.25% 2062[4,6,12]	252	256
Mortgage Repurchase Agreement Financing Trust, Series 2020-5, (1-month USD-LIBOR + 1.00%) 1.101% 2023[4,6,12]	38,698	38,741
MRA Issuance Trust, Series 2020-10, Class A, (1-month USD-LIBOR + 1.70%) 1.786% 2022[4,6,12]	104,386	104,482
MRA Issuance Trust, Series 2020-10, Class A2, (1-month USD-LIBOR + 1.70%) 1.786% 2022[4,6,12]	52,286	52,354
MRA Issuance Trust, Series 2021-16, Class A1, (1-month USD-LIBOR + 1.55%) 1.644% 2051[4,6,12]	116,362	116,378
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 2057[4,6,12]	2,817	2,946
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1, 2.75% 2059[4,6,12]	2,855	2,907
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.75%) 0.852% 2055[4,6,12]	44,457	44,398
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614% 2032[4,12]	1,220	1,225
One Market Plaza Trust, Series 2017-1MKT, Class C, 4.016% 2032[4,12]	1,000	1,000
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 2056[4,6,12]	21,500	21,460
Progress Residential Trust, Series 2021-SFR10, Class A, 2.393% 2038[4,12]	853	860
Progress Residential Trust, Series 2021-SFR10, Class B, 2.722% 2038[4,12]	800	801
Provident Funding Mortgage Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.70%) 0.802% 2055[4,6,12]	10,672	10,626
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 2031[4,6,12]	39,831	39,778
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 2063[4,6,12]	4,081	4,089
Sequoia Mortgage Trust, Series 2007-2, Class 1A2, (1-month USD-LIBOR + 0.38%) 0.294% 2036[6,12]	6,239	6,141
Station Place Securitization Trust, Series 2021-WL1, Class A, (1-month USD-LIBOR + 0.65%) 0.752% 2054[4,6,12]	10,859	10,869
Station Place Securitization Trust, Series 2021-WL2, Class A, (1-month USD-LIBOR + 0.70%) 0.802% 2054[4,6,12]	27,050	27,078
TBW Mortgage-Backed Trust, Series 2007-2, Class A4B, (1-month USD-LIBOR + 0.42%) 0.943% 2037[6,12]	8,030	7,253
Towd Point Mortgage Trust, Series 2015-3, Class M2, 4.00% 2054[4,6,12]	6,600	6,767
Towd Point Mortgage Trust, Series 2016-2, Class A1A, 2.75% 2055[4,6,12]	133	133
Towd Point Mortgage Trust, Series 2016-4, Class A1, 2.25% 2056[4,6,12]	2,444	2,454
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 2056[4,6,12]	2,037	2,055
Towd Point Mortgage Trust, Series 2017-5, Class A1, 0.702% 2057[4,6,12]	528	528
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 2057[4,6,12]	1,377	1,395
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 2057[4,6,12]	914	930
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 2057[4,6,12]	597	604
Towd Point Mortgage Trust, Series 2017-6, Class M2, 3.25% 2057[4,6,12]	4,677	4,847
Towd Point Mortgage Trust, Series 2018-1, Class A2, 3.25% 2058[4,6,12]	10,000	10,286
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 2058[4,6,12]	9,001	9,201
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 2058[4,6,12]	6,383	6,486
Towd Point Mortgage Trust, Series 2019-A2, Class A2, 3.75% 2058[4,6,12]	3,615	3,797
Towd Point Mortgage Trust, Series 2018-3, Class M2, 3.875% 2058[4,6,12]	6,000	6,387
Towd Point Mortgage Trust, Series 2019-4, Class M1B, 3.00% 2059[4,6,12]	5,000	5,118
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 2060[4,12]	28,834	28,794
Tricon Residential, Series 2021-SFR1, Class A, 1.943% 2038[4,12]	29,735	29,644
Verus Securitization Trust, Series 2021-7, Class A1, 1.829% 2066[4,6,12]	39,383	39,325
ZH Trust, Series 2021-1, Class A, 2.253% 2027[4,12]	1,057	1,043
ZH Trust, Series 2021-2, Class A, 2.349% 2027[4,12]	14,181	14,177
		1,270,485

44	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities 1.12%
Banc of America Commercial Mortgage, Inc., Series 2015-UBS7, Class A4, 3.705% 2048[12]	$2,750	$2,915
Banc of America Commercial Mortgage, Inc., Series 2017-BNK3, Class A4, 3.574% 2050[12]	115	124
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 2052[12]	255	282
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2052[12]	3,920	4,406
Bank Commercial Mortgage Trust, Series 2017-BNK9, Class A4, 3.538% 2054[12]	135	147
Bank Commercial Mortgage Trust, Series 2017-BNK7, Class A5, 3.435% 2060[12]	3,750	4,048
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 2061[12]	2,546	2,731
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2061[12]	330	352
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2061[12]	2,510	2,749
Bank Commercial Mortgage Trust, Series 2019-BN12, Class A3, 3.99% 2061[12]	500	557
Bank Commercial Mortgage Trust, Series 2018-BN15, Class A3, 4.138% 2061[12]	500	556
Bank Commercial Mortgage Trust, Series 2018-BN13, Class A5, 4.217% 2061[6,12]	250	282
Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 2061[6,12]	11,116	12,559
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 2063[12]	1,654	1,688
Bank of America Merrill Lynch Large Loan, Inc., Series 2015-200P, Class A, 3.218% 2033[4,12]	2,000	2,089
Barclays Commercial Mortgage Securities LLC, Series 2017-DELC, Class A, 0.96% 2036[4,6,12]	1,000	1,000
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2051[12]	3,475	3,754
Benchmark Mortgage Trust, Series 2018-B3, Class A5, 4.025% 2051[12]	5,890	6,547
Benchmark Mortgage Trust, Series 2018-B4, Class A5, 4.121% 2051[6,12]	90	101
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 2052[12]	6,351	7,198
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 2053[12]	944	951
Benchmark Mortgage Trust, Series 2018-B7, Class A3, 4.241% 2053[12]	1,000	1,114
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 2053[6,12]	6,954	8,000
Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 2057[12]	730	770
Benchmark Mortgage Trust, Series 2019-B14, Class AS, 3.049% 2062[12]	5,000	5,312
Benchmark Mortgage Trust, Series 2019-B10, Class A3, 3.455% 2062[12]	500	537
BX Trust, Series 2018-GW, Class A, 0.91% 2035[4,6,12]	2,684	2,683
BX Trust, Series 2021-ACNT, Class A, (1-month USD-LIBOR + 0.85%) 0.95% 2026[4,6,12]	58,843	58,850
BX Trust, Series 2021-ACNT, Class B, (1-month USD-LIBOR + 1.25%) 1.35% 2026[4,6,12]	1,996	1,993
BX Trust, Series 2021-ACNT, Class C, (1-month USD-LIBOR + 1.50%) 1.60% 2026[4,6,12]	392	391
BX Trust, Series 2021-ACNT, Class D, (1-month USD-LIBOR + 1.85%) 1.95% 2026[4,6,12]	561	559
BX Trust, Series 2021-SDMF, Class A, (1-month USD-LIBOR + 0.589%) 0.699% 2034[4,6,12]	5,954	5,893
BX Trust, Series 2021-SDMF, Class D, (1-month USD-LIBOR + 1.387%) 1.497% 2034[4,6,12]	3,000	2,956
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 0.81% 2036[4,6,12]	83,858	83,688
BX Trust, Series 2021-RISE, Class A, (1-month USD-LIBOR + 0.74%) 0.848% 2036[4,6,12]	74,996	75,023
BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 1.009% 2036[4,6,12]	31,873	31,863
BX Trust, Series 2021-VOLT, Class B, (1-month USD-LIBOR + 0.95%) 1.06% 2036[4,6,12]	2,036	2,027
BX Trust, Series 2021-ARIA, Class B, (1-month USD-LIBOR + 1.297%) 1.407% 2036[4,6,12]	2,984	2,982
BX Trust, Series 2021-ARIA, Class C, (1-month USD-LIBOR + 1.646%) 1.756% 2036[4,6,12]	1,992	1,989
BX Trust, Series 2021-ARIA, Class D, (1-month USD-LIBOR + 1.895%) 2.005% 2036[4,6,12]	690	689
BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 0.78% 2038[4,6,12]	15,655	15,588
BX Trust, Series 2021-SOAR, Class B, (1-month USD-LIBOR + 0.87%) 0.98% 2038[4,6,12]	1,089	1,085
BX Trust, Series 2021-SOAR, Class C, (1-month USD-LIBOR + 1.10%) 1.21% 2038[4,6,12]	737	734
BX Trust, Series 2021-SOAR, Class D, (1-month USD-LIBOR + 1.40%) 1.51% 2038[4,6,12]	1,866	1,859
BXP Trust, Series 2017-GM, Class A, 3.379% 2039[4,12]	4,500	4,760
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 2050[12]	5,576	6,011
CIM Retail Portfolio Trust, Series 2021-RETL, Class A, (1-month USD-LIBOR + 1.40%) 1.51% 2036[4,6,12]	7,550	7,545
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class B, 4.285% 2045[4,12]	500	506
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class AS, 4.026% 2047[12]	2,000	2,096
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class B, 4.328% 2047[6,12]	1,800	1,878
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A4, 2.878% 2048[12]	1,006	1,028
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4, 3.314% 2049[12]	2,740	2,893
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 2049[12]	600	633
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2049[12]	1,525	1,627
Citigroup Commercial Mortgage Trust, Series 2017-B1, Class A3, 3.197% 2050[12]	6,250	6,568
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class A4, 3.471% 2050[12]	2,930	3,150
Citigroup Commercial Mortgage Trust, Series 2019-GC41, Class AA, 2.62% 2056[12]	200	207
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3, 3.515% 2058[12]	4,900	5,143
Commercial Mortgage Trust, Series 2012-CRS, Class A4, 2.771% 2045[12]	1,871	1,898

The Bond Fund of America	45

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Commercial Mortgage Trust, Series 2012-CR3, Class AM, 3.416% 2045[4,12]	$700	$700
Commercial Mortgage Trust, Series 2012-CR2, Class B, 4.393% 2045[12]	700	707
Commercial Mortgage Trust, Series 2013-CR6, Class B, 3.397% 2046[4,12]	2,000	2,026
Commercial Mortgage Trust, Series 2013-CRE7, Class B, 3.613% 2046[4,12]	2,000	2,047
Commercial Mortgage Trust, Series 2013-CR7, Class C, 4.063% 2046[4,6,12]	2,743	2,804
Commercial Mortgage Trust, Series 2013-LC13, Class B, 5.009% 2046[4,6,12]	830	868
Commercial Mortgage Trust, Series 2014-UBS4, Class A5, 3.694% 2047[12]	910	956
Commercial Mortgage Trust, Series 2014-CR16, Class A3, 3.775% 2047[12]	1,972	2,052
Commercial Mortgage Trust, Series 2014-LC17, Class A5, 3.917% 2047[12]	886	941
Commercial Mortgage Trust, Series 2014-UBS2, Class AM, 4.048% 2047[12]	875	924
Commercial Mortgage Trust, Series 2014-CR15, Class A4, 4.074% 2047[6,12]	3,000	3,140
Commercial Mortgage Trust, Series 2014-CR19, Class AM, 4.08% 2047[12]	750	792
Commercial Mortgage Trust, Series 2014-LC15, Class AM, 4.198% 2047[12]	850	892
Commercial Mortgage Trust, Series 2014-CR16, Class AM, 4.278% 2047[12]	1,070	1,129
Commercial Mortgage Trust, Series 2014-LC17, Class B, 4.49% 2047[6,12]	2,200	2,308
Commercial Mortgage Trust, Series 2014-UBS4, Class B, 4.701% 2047[12]	1,000	1,050
Commercial Mortgage Trust, Series 2015-CR22, Class B, 3.926% 2048[6,12]	4,250	4,460
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 2049[12]	4,000	4,204
Commercial Mortgage Trust, Series 2017-COR2, Class A2, 3.239% 2050[12]	970	1,019
Commercial Mortgage Trust, Series 2017-COR2, Class A3, 3.51% 2050[12]	2,261	2,439
Commercial Mortgage Trust, Series 2015-PC1, Class A4, 3.62% 2050[12]	2,309	2,372
Commercial Mortgage Trust, Series 2015-PC1, Class AM, 4.29% 2050[6,12]	1,250	1,336
Commercial Mortgage Trust, Series 2013-CR11, Class B, 5.111% 2050[6,12]	500	526
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class C, 4.561% 2048[6,12]	556	581
CSAIL Commercial Mortgage Trust, Series 2017-CX9, Class A4, 3.176% 2050[12]	2,375	2,473
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.044% 2050[6,12]	600	608
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3, 3.231% 2057[12]	2,759	2,853
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 2049[12]	500	527
Ellington Financial Mortgage Trust, Series 2021-3, Class A1, 1.241% 2066[4,6,12]	2,450	2,411
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 1.19% 2038[4,6,12]	17,540	17,590
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD-LIBOR + 1.38%) 1.49% 2038[4,6,12]	4,002	4,009
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD-LIBOR + 1.70%) 1.81% 2038[4,6,12]	4,180	4,188
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD-LIBOR + 2.25%) 2.36% 2038[4,6,12]	4,171	4,181
Fontainebleau Miami Beach Trust, CMO, Series 2019-FBLU, Class A, 3.144% 2036[4,12]	5,000	5,115
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 2040[4,12]	7,590	7,596
GS Mortgage Securities Trust, Series 2018-HULA, Class A, 1.03% 2025[4,6,12]	923	923
GS Mortgage Securities Trust, Series 2019-BOCA, Class A, (1-month USD-LIBOR + 1.20%) 1.31% 2038[4,6,12]	1,000	1,001
GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.377% 2045[12]	103	103
GS Mortgage Securities Trust, Series 2013-GC12, Class A4, 3.135% 2046[12]	1,250	1,281
GS Mortgage Securities Trust, Series 2013-GC10, Class B, 3.682% 2046[4,12]	4,500	4,575
GS Mortgage Securities Trust, Series 2013-GC12, Class B, 3.777% 2046[6,12]	1,500	1,537
GS Mortgage Securities Trust, Series 2020-GS1, Class A2, 3.47% 2048[12]	3,000	3,109
GS Mortgage Securities Trust, Series 2016-GS4, Class A3, 3.178% 2049[12]	2,500	2,604
GS Mortgage Securities Trust, Series 2016-GS4, Class A4, 3.442% 2049[6,12]	2,654	2,836
GS Mortgage Securities Trust, Series 2017-GS7, Class A3, 3.167% 2050[12]	855	902
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 2050[12]	1,000	1,074
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2052[12]	255	285
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 2053[12]	7,483	7,596
GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.911% 2053[12]	174	183
Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD-LIBOR + 1.15%) 1.26% 2038[4,6,12]	7,000	7,010
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A4, 3.997% 2047[12]	2,450	2,566
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class A5, 4.079% 2047[12]	8,195	8,591
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class B, 4.394% 2047[6,12]	600	629
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class B, 4.484% 2047[6,12]	100	105
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class B, 3.951% 2048[12]	3,500	3,586

46	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 2050[12]	$1,600	$1,728
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-BCON, Class A, 3.735% 2031[4,12]	3,955	4,043
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A, 2.287% 2042[4,12]	1,920	1,926
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4, 4.166% 2046[12]	1,020	1,066
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class AS, 3.372% 2047[12]	2,500	2,551
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class B, 3.674% 2047[6,12]	2,600	2,649
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class C, 4.10% 2047[6,12]	750	758
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 2049[6,12]	5,095	5,493
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class A, (1-month USD-LIBOR + 1.05%) 1.16% 2038[4,6,12]	26,104	26,135
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class B, (1-month USD-LIBOR + 1.40%) 1.51% 2038[4,6,12]	762	762
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class C, (1-month USD-LIBOR + 1.75%) 1.86% 2038[4,6,12]	1,500	1,500
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 2039[4,12]	3,126	3,120
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD-LIBOR + 0.801%) 0.911% 2026[4,6,12]	23,390	23,376
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4, 3.102% 2046[12]	2,175	2,213
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class B, 3.708% 2046[6,12]	1,511	1,542
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class A-4, 4.039% 2046[12]	1,934	2,022
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4, 4.151% 2046[6,12]	4,035	4,163
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class A4, 3.60% 2047[12]	959	990
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5, 3.741% 2047[12]	24,171	25,368
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class A4, 3.753% 2047[12]	525	563
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class B, 4.00% 2047[6,12]	2,000	2,103
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 4.051% 2047[12]	250	263
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 2048[12]	1,870	1,959
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A-4, 3.372% 2048[12]	1,300	1,366
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A4, 2.60% 2049[12]	250	256
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C31, Class A-S, 3.102% 2049[12]	3,000	3,167
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 2049[12]	5,280	5,723
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3, 3.451% 2050[12]	559	582
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 2048[12]	1,730	1,843
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class C, 4.761% 2049[6,12]	567	587
Motel 6 Trust, Series 2021-MTL6, Class A, (1-month USD-LIBOR + 0.90%) 1.01% 2038[4,6,12]	4,174	4,175
Motel 6 Trust, Series 2021-MTL6, Class B, (1-month USD-LIBOR + 1.20%) 1.31% 2038[4,6,12]	1,048	1,048
Motel 6 Trust, Series 2021-MTL6, Class C, (1-month USD-LIBOR + 1.50%) 1.61% 2038[4,6,12]	314	314
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 2041[4,12]	28,432	29,167

The Bond Fund of America	47

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
SREIT Trust, Series 2021-FLWR, Class A, (1-month USD-LIBOR + 0.577%) 0.686% 2036[4,6,12]		$51,039	$50,500
SREIT Trust, Series 2021-FLWR, Class B, (1-month USD-LIBOR + 0.926%) 1.036% 2036[4,6,12]		2,000	1,979
SREIT Trust, Series 2021-MFP, Class A, (1-month USD-LIBOR + 0.731%) 0.841% 2038[4,6,12]		51,446	51,281
SREIT Trust, Series 2021-MFP, Class B, (1-month USD-LIBOR + 1.079%) 1.19% 2038[4,6,12]		1,546	1,538
SREIT Trust, Series 2021-MFP, Class C, (1-month USD-LIBOR + 1.329%) 1.439% 2038[4,6,12]		831	826
Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class A5, 3.405% 2047[12]		290	305
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A4, 3.54% 2048[12]		4,380	4,636
Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class A4, 3.695% 2048[12]		1,400	1,499
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A-4, 3.789% 2048[12]		7,021	7,398
Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A4, 3.809% 2048[12]		1,137	1,223
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class C, 4.093% 2048[6,12]		585	603
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 2049[12]		6,190	6,436
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class AS, 3.484% 2049[12]		380	388
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 2049[12]		6,370	6,938
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A4, 3.581% 2050[12]		1,154	1,251
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A5, 3.817% 2050[12]		2,302	2,414
Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class A3, 3.888% 2051[12]		6,500	7,071
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 2052[12]		3,898	4,175
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class D, 3.153% 2057[4,12]		1,667	1,617
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.557% 2058[6,12]		1,000	1,038
Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class A4, 3.065% 2059[12]		3,853	4,015
Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.426% 2059[12]		1,320	1,405
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class AS, 3.988% 2059[12]		600	639
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 2060[12]		510	553
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class AS, 3.311% 2045[12]		255	260
WF-RBS Commercial Mortgage Trust, Series 2013-C13, Class B, 3.553% 2045[12]		500	510
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class B, 3.714% 2045[6,12]		1,000	1,018
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class B, 4.311% 2045[12]		5,000	5,056
WF-RBS Commercial Mortgage Trust, Series 2012-C6, Class B, 4.697% 2045[12]		298	299
WF-RBS Commercial Mortgage Trust, Series 2013-C16, Class B, 5.542% 2046[6,12]		1,450	1,502
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class B, 4.723% 2047[6,12]		2,000	2,078
WF-RBS Commercial Mortgage Trust, Series 2013-C12, Class B, 3.863% 2048[6,12]		2,000	2,044
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class A4, 3.488% 2057[12]		2,025	2,095
			888,995

Other mortgage-backed securities 0.23%
Nykredit Realkredit AS, Series 01E, 1.00% 2053[12]	DKr	627,970	90,609
Nykredit Realkredit AS, Series CCE, 1.00% 2050[12]		451,530	65,980
Realkredit Danmark AS 1.00% 2053[12]		170,500	24,621
			181,210

Total mortgage-backed obligations			11,145,350

Asset-backed obligations 3.26%
Aesop Funding LLC, Series 2019-1A, Class A, 3.45% 2023[4,12]		$5,803	5,826
Aesop Funding LLC, Series 2017-2A, Class A, 2.97% 2024[4,12]		6,155	6,283
Aesop Funding LLC, Series 2018-1A, Class A, 3.70% 2024[4,12]		10,350	10,742
Aesop Funding LLC, Series 2019-2A, Class D, 3.04% 2025[4,12]		9,000	8,921
Aesop Funding LLC, Series 2019-2A, Class A, 3.35% 2025[4,12]		9,410	9,866
Aesop Funding LLC, Series 2018-2A, Class A, 4.00% 2025[4,12]		47,950	50,587
Aesop Funding LLC, Series 2020-1A, Class A, 2.33% 2026[4,12]		12,814	13,141
Aesop Funding LLC, Series 2019-3A, Class A, 2.36% 2026[4,12]		6,460	6,613
Aesop Funding LLC, Series 2021-1A, Class A, 1.38% 2027[4,12]		22,390	22,036
Aesop Funding LLC, Series 2021-1A, Class B, 1.63% 2027[4,12]		3,398	3,342
Aesop Funding LLC, Series 2020-2, Class A, 2.02% 2027[4,12]		6,472	6,553
Aesop Funding LLC, Series 2021-1A, Class C, 2.13% 2027[4,12]		1,211	1,193
Aesop Funding LLC, Series 2020-2A, Class B, 2.96% 2027[4,12]		1,660	1,723
Aesop Funding LLC, Series 2021-1A, Class D, 3.71% 2027[4,12]		5,000	4,956
Aesop Funding LLC, Series 2020-2A, Class C, 4.25% 2027[4,12]		3,581	3,814
Affirm Asset Securitization Trust, Series 2021-A, Class A, 0.88% 2025[4,12]		14,038	14,044
Affirm Asset Securitization Trust, Series 2020-A, Class A, 2.10% 2025[4,12]		3,186	3,194
Affirm Asset Securitization Trust, Series 2021-B, Class A, 1.03% 2026[4,12]		3,927	3,903

48	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 2026[4,12]	$16,222	$16,163
American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.85% 2026[4,12]	7,643	7,699
American Credit Acceptance Receivables Trust, Series 2020-1, Class D, 2.39% 2026[4,12]	1,530	1,551
American Credit Acceptance Receivables Trust, Series 2021-1, Class C, 0.83% 2027[4,12]	4,048	4,032
American Credit Acceptance Receivables Trust, Series 2021-3, Class C, 0.98% 2027[4,12]	12,733	12,597
American Credit Acceptance Receivables Trust, Series 2021-1, Class D, 1.14% 2027[4,12]	2,226	2,209
American Credit Acceptance Receivables Trust, Series 2021-3, Class D, 1.34% 2027[4,12]	8,103	7,999
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class B, 0.69% 2027[12]	6,085	6,014
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01% 2027[12]	6,765	6,658
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 2027[12]	15,943	15,698
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 1.16% 2030[4,6,12]	3,290	3,290
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.56% 2031[4,12]	605	612
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class B, 3.59% 2031[4,12]	4,310	4,426
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 2033[4,12]	1,651	1,641
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class B, 2.79% 2033[4,12]	914	919
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 2034[4,12]	1,708	1,699
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 2034[4,12]	1,533	1,510
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 2046[4,12]	22,335	22,094
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 2046[4,12]	2,825	2,797
CarMaxAuto Owner Trust, Series 2019-2, Class C, 3.16% 2025[12]	650	666
CarMaxAuto Owner Trust, Series 2021-1, Class C, 0.94% 2026[12]	580	570
CarMaxAuto Owner Trust, Series 2021-1, Class D, 1.28% 2027[12]	568	560
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 2028[12]	3,206	3,207
Carvana Auto Receivables Trust, Series 2021-N4, Class A2, 1.80% 2028[12]	5,268	5,286
Castlelake Aircraft Securitization Trust, Series 2021-2A, Class A, 2.868% 2037[4,12]	96,517	95,828
Castlelake Aircraft Securitization Trust, Series 2021-2A, Class C, 3.602% 2037[4,12]	15,591	15,680
Castlelake Aircraft Securitization Trust, Series 2021-2A, Class C, 5.75% 2037[4,12]	3,988	4,015
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 2041[4,12]	5,953	5,885
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[4,12]	88,092	87,467
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[4,12]	14,332	14,101
CF Hippolyta LLC, Series 2020-1, Class B1, 2.28% 2060[4,12]	9,292	9,294
CF Hippolyta LLC, Series 2020-1, Class B2, 2.60% 2060[4,12]	1,013	1,011
CF Hippolyta LLC, Series 2021-1, Class A1, 1.53% 2061[4,12]	61,022	59,945
CF Hippolyta LLC, Series 2021-1, Class B1, 1.98% 2061[4,12]	5,828	5,749
CLI Funding V LLC, Series 2020-2A, Class B, 3.56% 2045[4,12]	585	589
CLI Funding V LLC, Series 2020-1A, Class B, 3.62% 2045[4,12]	1,074	1,084
CLI Funding VI LLC, Series 2020-2A, Class A, 2.03% 2045[4,12]	7,789	7,744
CLI Funding VI LLC, Series 2020-3A, Class A, 2.07% 2045[4,12]	2,748	2,734
CLI Funding VI LLC, Series 2020-1A, Class A, 2.08% 2045[4,12]	1,079	1,075
CLI Funding VI LLC, Series 2020-3A, Class B, 3.30% 2045[4,12]	1,791	1,803
CLI Funding VIII LLC, Series 2021-1A, Class A, 1.64% 2046[4,12]	12,399	12,134
CLI Funding VIII LLC, Series 2021-1A, Class B, 2.38% 2046[4,12]	1,392	1,371
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 2022[4,6,12]	228	229
CPS Auto Receivables Trust, Series 2019-B, Class C, 3.35% 2024[4,12]	179	179
CPS Auto Receivables Trust, Series 2019-C, Class C, 2.84% 2025[4,12]	830	833
CPS Auto Receivables Trust, Series 2019-C, Class D, 3.17% 2025[4,12]	4,273	4,339
CPS Auto Receivables Trust, Series 2019-B, Class D, 3.69% 2025[4,12]	5,325	5,385
CPS Auto Receivables Trust, Series 2021-A, Class C, 0.83% 2026[4,12]	1,915	1,902
CPS Auto Receivables Trust, Series 2021-A, Class D, 1.16% 2026[4,12]	1,643	1,626
CPS Auto Receivables Trust, Series 2020-C, Class C, 1.71% 2026[4,12]	2,829	2,845
CPS Auto Receivables Trust, Series 2020-B, Class C, 3.30% 2026[4,12]	681	688
CPS Auto Receivables Trust, Series 2020-B, Class D, 4.75% 2026[4,12]	598	620
Credit Acceptance Auto Loan Trust, Series 2020-2A, Class A, 1.37% 2029[4,12]	3,739	3,752
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 2029[4,12]	15,748	15,876
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class B, 2.39% 2029[4,12]	4,118	4,174
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00% 2030[4,12]	12,100	12,009
CWHEQ Revolving Home Equity Loan Trust, Series 2005-C, Class 2A, FSA insured, (1-month USD-LIBOR + 0.18%) 0.29% 2035[6,12]	983	963
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD-LIBOR + 0.14%) 0.25% 2037[6,12]	1,633	1,561
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD-LIBOR + 0.15%) 0.26% 2037[6,12]	2,502	2,408
Drive Auto Receivables Trust, Series 2021-1, Class A2, 0.36% 2023[12]	3,625	3,625
Drive Auto Receivables Trust, Series 2021-1, Class A3, 0.44% 2024[12]	12,750	12,738

The Bond Fund of America	49

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Drive Auto Receivables Trust, Series 2018-1, Class D, 3.81% 2024[12]	$9	$9
Drive Auto Receivables Trust, Series 2021-1, Class B, 0.65% 2025[12]	7,572	7,563
Drive Auto Receivables Trust, Series 2020-2, Class B, 1.42% 2025[12]	1,535	1,539
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 2025[12]	9,952	10,038
Drive Auto Receivables Trust, Series 2019-2, Class C, 3.42% 2025[12]	4,168	4,200
Drive Auto Receivables Trust, Series 2020-2, Class C, 2.28% 2026[12]	8,278	8,388
Drive Auto Receivables Trust, Series 2020-1, Class C, 2.36% 2026[12]	3,573	3,602
Drive Auto Receivables Trust, Series 2019-3, Class D, 3.18% 2026[12]	6,030	6,155
Drive Auto Receivables Trust, Series 2021-1, Class C, 1.02% 2027[12]	16,107	16,112
Drive Auto Receivables Trust, Series 2020-2, Class D, 3.05% 2028[12]	10,586	10,869
Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45% 2029[12]	12,158	12,107
Drivetime Auto Owner Trust, Series 2020-1, Class B, 2.16% 2024[4,12]	1,416	1,421
Drivetime Auto Owner Trust, Series 2019-3, Class C, 2.74% 2025[4,12]	1,221	1,230
Drivetime Auto Owner Trust, Series 2019-3, Class D, 2.96% 2025[4,12]	2,870	2,931
Drivetime Auto Owner Trust, Series 2019-2A, Class C, 3.18% 2025[4,12]	3,129	3,148
Drivetime Auto Owner Trust, Series 2019-2A, Class D, 3.48% 2025[4,12]	6,800	6,955
Drivetime Auto Owner Trust, Series 2021-1A, Class C, 0.84% 2026[4,12]	2,279	2,261
Drivetime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 2026[4,12]	1,242	1,225
Drivetime Auto Owner Trust, Series 2020-3A, Class C, 1.47% 2026[4,12]	3,269	3,278
Drivetime Auto Owner Trust, Series 2020-2A, Class C, 3.28% 2026[4,12]	1,861	1,911
Drivetime Auto Owner Trust, Series 2020-2A, Class D, 4.73% 2026[4,12]	1,813	1,920
Drivetime Auto Owner Trust, Series 2021-2A, Class B, 0.81% 2027[4,12]	3,538	3,531
Drivetime Auto Owner Trust, Series 2021-2A, Class C, 1.10% 2027[4,12]	3,693	3,666
Drivetime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2027[4,12]	2,495	2,470
Dryden Senior Loan Fund, CLO, Series 2014-33A, Class AR3, (3-month USD-LIBOR + 1.00%) 1.124% 2029[4,6,12]	2,230	2,229
EDvestinU Private Education Loan LLC, Series 2021-A, Class A, 1.80% 2045[4,12]	1,400	1,380
Exeter Automobile Receivables Trust, Series 2017-3A, Class C, 3.68% 2023[4,12]	579	583
Exeter Automobile Receivables Trust, Series 2020-2A, Class B, 2.08% 2024[4,12]	832	834
Exeter Automobile Receivables Trust, Series 2020-1A, Class B, 2.26% 2024[4,12]	435	435
Exeter Automobile Receivables Trust, Series 2019-3A, Class C, 2.79% 2024[4,12]	4,958	4,985
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30% 2024[4,12]	2,478	2,488
Exeter Automobile Receivables Trust, Series 2021-2, Class B, 0.57% 2025[12]	10,267	10,238
Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.32% 2025[12]	3,432	3,448
Exeter Automobile Receivables Trust, Series 2020-1A, Class C, 2.49% 2025[4,12]	6,890	6,946
Exeter Automobile Receivables Trust, Series 2019-4A, Class D, 2.58% 2025[4,12]	15,000	15,249
Exeter Automobile Receivables Trust, Series 2020-1A, Class D, 2.73% 2025[4,12]	5,000	5,104
Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11% 2025[4,12]	15,535	15,894
Exeter Automobile Receivables Trust, Series 2020-2A, Class C, 3.28% 2025[4,12]	2,715	2,764
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71% 2025[4,12]	10,000	10,246
Exeter Automobile Receivables Trust, Series 2021-2, Class C, 0.98% 2026[12]	11,158	11,121
Exeter Automobile Receivables Trust, Series 2020-3A, Class D, 1.73% 2026[12]	2,977	3,001
Exeter Automobile Receivables Trust, Series 2020-2, Class D, 4.73% 2026[4,12]	2,055	2,155
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 2027[12]	16,131	15,972
First Investors Auto Owner Trust, Series 2021-1A, Class B, 0.89% 2027[4,12]	2,100	2,083
First Investors Auto Owner Trust, Series 2021-1A, Class D, 1.62% 2027[4,12]	950	947
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[4,12]	29,358	28,648
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.135% 2038[4,12]	4,186	4,187
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 2031[4,12]	43,830	44,661
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[4,12]	19,385	20,439
Ford Credit Auto Owner Trust, Series 2021-1, Class A, 1.37% 2033[4,12]	21,970	21,734
Ford Credit Floorplan Master Owner Trust, Series 2019-3, Class A1, 2.23% 2024[12]	2,625	2,657
FREED ABS Trust, Series 2021-2, Class A, 0.68% 2028[4,12]	3,530	3,528
Freedom Financial, Series 2021-3FP, Class A, 0.62% 2028[4,12]	1,998	1,997
GCI Funding I LLC, Series 2020-1, Class A, 2.82% 2045[4,12]	1,549	1,556
GCI Funding I LLC, Series 2020-1, Class B, 3.81% 2045[4,12]	870	878
GCI Funding I LLC, Series 2021-1, Class A, 2.38% 2046[4,12]	7,319	7,274
GCI Funding I LLC, Series 2021-1, Class B, 3.04% 2046[4,12]	262	259
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[4,12]	9,353	9,990
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 2040[4,12]	3,189	3,187
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 2040[4,12]	1,348	1,359
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 2040[4,12]	4,460	4,472
Global SC Finance VII SRL, Series 2020-2A, Class B, 3.32% 2040[4,12]	1,301	1,309
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 2041[4,12]	59,983	59,125
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 2041[4,12]	43,353	42,897
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 2041[4,12]	3,510	3,463
GM Financial Automobile Leasing Trust, Series 2020-2, Class C, 2.56% 2024[12]	786	801

50	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
GM Financial Automobile Leasing Trust, Series 2020-2, Class D, 3.21% 2024[12]	$1,111	$1,139
GM Financial Automobile Leasing Trust, Series 2020-4, Class C, 1.05% 2026[12]	3,700	3,671
Henderson Receivables LLC, Series 2006-3A, Class A1, (1-month USD-LIBOR + 0.20%) 0.31% 2041[4,6,12]	526	517
Henderson Receivables LLC, Series 2006-4A, Class A1, (1-month USD-LIBOR + 0.20%) 0.31% 2041[4,6,12]	196	196
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 3.65% 2023[4,9,12]	49,770	49,658
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 2025[4,12]	81,838	81,140
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 2025[4,12]	6,809	6,750
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 2025[4,12]	3,902	3,867
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 2027[4,12]	92,439	91,269
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 2027[4,12]	8,169	8,110
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 2027[4,12]	3,138	3,122
Home Equity Asset Trust, Series 2004-7, Class M1, (1-month USD-LIBOR + 0.62%) 1.033% 2035[6,12]	653	654
LAD Auto Receivables Trust, Series 2021-1A, Class A, 1.30% 2026[4,12]	17,478	17,451
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.94% 2026[4,12]	1,804	1,802
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636% 2046[4,12]	15,839	15,789
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 1.13% 2030[4,6,12]	5,100	5,097
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 1.274% 2029[4,6,12]	4,970	4,970
Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.54% 2026[4,12]	23,200	23,189
Mission Lane Credit Card Master Trust, Series 2021-A, Class A, 1.59% 2026[4,12]	6,958	6,913
Mission Lane Credit Card Master Trust, Series 2021-A, Class B, 2.24% 2026[4,12]	1,291	1,285
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 2069[4,12]	8,156	8,060
Navient Student Loan Trust, Series 2021-B, Class A, 0.94% 2069[4,12]	7,350	7,279
Navient Student Loan Trust, Series 2021-EA, Class A, 0.97% 2069[4,12]	13,483	13,266
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 2069[4,12]	36,948	36,431
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 2070[4,12]	6,212	6,195
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 2046[4,12]	27,799	27,765
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD-LIBOR + 0.74%) 0.844% 2062[4,6,12]	30,069	30,178
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 2062[4,12]	2,329	2,295
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[4,12]	43,804	43,081
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 2062[4,12]	98,689	97,373
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 2061[4,12]	292,757	287,509
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 1.094% 2030[4,6,12]	1,645	1,645
OnDeck Asset Securitization Trust LLC, Series 2021-1A, Class A, 1.59% 2027[4,12]	15,641	15,565
OnDeck Asset Securitization Trust LLC, Series 2021-1A, Class B, 2.28% 2027[4,12]	700	697
Oportun Funding LLC, Series 2021-A, Class A, 1.21% 2028[4,12]	5,033	5,024
Oportun Funding LLC, Series 2021-B, Class A, 1.47% 2031[4,12]	10,536	10,477
OSW Structured Asset Trust, Series 2020-RPL1, Class A2, 4.569% 2059[4,6,12]	4,521	4,531
OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 2059[4,6,12]	7,287	7,297
Palmer Square Loan Funding, CLO, Series 2019-2, Class A1, (3-month USD-LIBOR + 0.97%) 1.102% 2027[4,6,12]	4,841	4,842
Palmer Square Loan Funding, CLO, Series 2019-1A, Class A1, (3-month USD-LIBOR + 1.05%) 1.182% 2027[4,6,12]	8,495	8,497
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD-LIBOR + 1.00%) 1.18% 2028[4,6,12]	9,552	9,556
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 1.032% 2029[4,6,12]	2,078	2,078
PFS Financing Corp., Series 2021-B, Class A, 0.775% 2026[4,12]	35,117	34,594
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70% 2024[4,12]	3,940	3,975
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01% 2025[4,12]	2,435	2,470
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD-LIBOR + 1.25%) 1.352% 2051[4,6,12]	5,742	5,744
Residential Funding Mortgage Securities II, Inc., Series 2006-HSA3, Class A,
FSA insured, (1-month USD-LIBOR + 0.13%) 0.232% 2036[6,12]	103	102
Santander Drive Auto Receivables Trust, Series 2020-2, Class B, 0.96% 2024[12]	2,551	2,554
Santander Drive Auto Receivables Trust, Series 2020-1, Class B, 3.03% 2024[12]	8,621	8,680
Santander Drive Auto Receivables Trust, Series 2021-2, Class B, 0.59% 2025[12]	9,308	9,290
Santander Drive Auto Receivables Trust, Series 2020-2, Class C, 1.46% 2025[12]	6,125	6,155
Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.22% 2025[12]	4,975	5,074
Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.11% 2025[12]	25,000	25,740
Santander Drive Auto Receivables Trust, Series 2021-2, Class C, 0.90% 2026[12]	17,331	17,287

The Bond Fund of America	51

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.12% 2026[12]		$12,159	$12,197
Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64% 2026[12]		5,159	5,196
Santander Drive Auto Receivables Trust, Series 2021-3, Class C, 0.95% 2027[12]		9,395	9,311
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33% 2027[12]		12,526	12,375
Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35% 2027[12]		11,111	11,053
Slam, Ltd., Series 2021-1, Class A, 2.434% 2046[4,12]		17,434	17,137
Slam, Ltd., Series 2021-1, Class B, 3.422% 2046[4,12]		3,210	3,171
SMB Private Education Loan Trust, Series 2021-A, Class A1, (1-month USD-LIBOR + 0.50%) 0.61% 2053[4,6,12]		2,135	2,136
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 2053[4,12]		7,407	7,220
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 1.204% 2030[4,6,12]		2,680	2,680
Sprite, Ltd., Series 2021-1, Class A, 3.75% 2046[4,12]		20,929	20,611
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 2041[4,12]		2,539	2,526
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2033[4,12]		8,036	7,963
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2033[4,12]		9,192	9,162
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 2075[4,12]		16,157	15,963
TAL Advantage V LLC, Series 2020-1A, Class A, 2.05% 2045[4,12]		6,632	6,598
TAL Advantage V LLC, Series 2020-1A, Class B, 3.29% 2045[4,12]		489	491
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 2045[4,12]		3,570	3,556
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 2045[4,12]		16,132	16,200
Textainer Marine Containers, Ltd., Series 2020-1A, Class B, 4.94% 2045[4,12]		6,815	6,926
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 2046[4,12]		17,040	17,012
TIF Funding II LLC, Series 2020-1A, Class B, 3.82% 2045[4,12]		1,662	1,683
Towd Point Mortgage Trust, Series 2015-3, Class M1, 4.00% 2054[4,6,12]		4,715	4,773
Towd Point Mortgage Trust, Series 2016-2, Class B2, 3.402% 2055[4,6,12]		2,900	2,999
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 2031[4,12]		6,000	6,199
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 2033[4,12]		5,335	5,326
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2034[4,6,12]		27,912	27,414
Triton Container Finance VIII LLC, Series 2020-1, Class A, 2.11% 2045[4,12]		3,123	3,104
Triton Container Finance VIII LLC, Series 2021-1, Class A, 1.86% 2046[4,12]		13,095	12,854
Triton Container Finance VIII LLC, Series 2021-1A, Class B, 2.58% 2046[4,12]		1,080	1,067
Westlake Automobile Receivables Trust, Series 2020-3A, Class C, 1.24% 2025[4,12]		4,153	4,163
Westlake Automobile Receivables Trust, Series 2020-2, Class C, 2.01% 2025[4,12]		3,345	3,383
Westlake Automobile Receivables Trust, Series 2021-2, Class B, 0.62% 2026[4,12]		10,314	10,235
Westlake Automobile Receivables Trust, Series 2021-2, Class C, 0.89% 2026[4,12]		13,309	13,192
Westlake Automobile Receivables Trust, Series 2021-2, Class D, 1.23% 2026[4,12]		8,825	8,691
Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.65% 2026[4,12]		8,060	8,084
Westlake Automobile Receivables Trust, Series 2020-2, Class D, 2.76% 2026[4,12]		5,225	5,338
			2,594,831

Bonds & notes of governments & government agencies outside the U.S. 1.81%
Abu Dhabi (Emirate of) 3.125% 2027[4]		17,700	19,040
Abu Dhabi (Emirate of) 3.875% 2050[4]		9,900	11,557
Abu Dhabi (Emirate of) 2.70% 2070[4]		4,925	4,495
Angola (Republic of) 8.00% 2029[4]		5,000	4,948
Argentine Republic 1.00% 2029		1,034	377
Argentine Republic 0.50% 2030 (0.75% on 7/9/2023)[5]		12,086	4,261
Argentine Republic 0% 2035		25,700	218
Argentine Republic 1.125% 2035 (1.50% on 7/9/2022)[5]		5,349	1,719
Asian Development Bank 1.50% 2024		15,979	16,210
Asian Development Bank 2.50% 2027		3,451	3,663
Asian Development Bank 2.75% 2028		3	3
Bermuda 2.375% 2030[4]		2,840	2,847
Bermuda 3.375% 2050[4]		8,200	8,231
Caisse d’Amortissement de la Dette Sociale 1.125% 2024[4]		10,000	10,007
Chile (Republic of) 3.10% 2041		13,200	12,943
China (People’s Republic of), Series INBK, 3.81% 2050	CNY	75,960	12,776
China (People’s Republic of), Series INBK, 3.72% 2051		274,040	45,643
China Development Bank Corp., Series 2012, 3.34% 2025		53,800	8,625
Colombia (Republic of) 4.125% 2051		$18,640	15,192
Colombia (Republic of), Series B, 5.75% 2027	COP	152,975,600	34,001
Costa Rica (Republic of) 7.00% 2044		$2,178	2,143
Cote d’Ivoire (Republic of) 6.375% 2028[4]		7,275	7,920
CPPIB Capital, Inc. 0.50% 2024[4]		7,990	7,883
CPPIB Capital, Inc. (USD-SOFR + 1.25%) 0.05% 2026[4,6]		6,621	6,911

52	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
CPPIB Capital, Inc. 0.875% 2026[4]		$8,156	$7,894
Dominican Republic 6.875% 2026[4]		4,300	4,909
Dominican Republic 6.40% 2049[4]		1,648	1,735
Egypt (Arab Republic of) 4.75% 2026		€3,000	3,309
Egypt (Arab Republic of) 6.588% 2028[4]		$1,610	1,570
Egypt (Arab Republic of) 5.625% 2030		€1,060	1,093
Egypt (Arab Republic of) 7.053% 2032[4]		$5,100	4,724
Egypt (Arab Republic of) 8.50% 2047[4]		2,245	1,997
European Investment Bank 1.625% 2025		23,000	23,375
Export-Import Bank of China 2.93% 2025	CNY	242,000	38,271
Export-Import Bank of India 3.375% 2026		$7,000	7,346
Export-Import Bank of India 3.875% 2028		3,000	3,215
Export-Import Bank of India 3.25% 2030		9,100	9,279
Export-Import Bank of India 2.25% 2031[4]		25,000	23,569
Gabonese Republic 6.95% 2025		700	729
Gabonese Republic 6.625% 2031[4]		600	584
Honduras (Republic of) 7.50% 2024		3,330	3,530
Honduras (Republic of) 6.25% 2027[4]		1,400	1,519
Honduras (Republic of) 6.25% 2027		968	1,050
Hungary (Republic of) 2.125% 2031[4]		12,195	12,026
Indonesia (Republic of) 6.625% 2037		12,000	16,784
Indonesia (Republic of) 4.20% 2050		1,785	2,040
Inter-American Development Bank 0.50% 2024		826	815
Inter-American Development Bank 1.125% 2028		1	1
International Bank for Reconstruction and Development 0.75% 2025		4,974	4,923
International Bank for Reconstruction and Development 1.625% 2025		12,573	12,791
International Bank for Reconstruction and Development 1.625% 2031		8,431	8,440
Israel (State of) 3.375% 2050		5,000	5,419
Israel (State of) 3.875% 2050		42,900	50,181
Japan Bank for International Cooperation 1.875% 2031		6,576	6,654
Jordan (Hashemite Kingdom of) 6.125% 2026[4]		2,890	3,089
Jordan (Hashemite Kingdom of) 5.75% 2027[4]		615	648
Kenya (Republic of) 6.875% 2024[4]		6,425	6,804
KfW 0.625% 2026		6,778	6,620
Kommuninvest i Sverige Aktiebolag 0.50% 2023[4]		10,129	10,107
Morocco (Kingdom of) 2.375% 2027[4]		7,000	6,840
Morocco (Kingdom of) 1.50% 2031		€15,000	15,735
Morocco (Kingdom of) 3.00% 2032[4]		$10,000	9,572
Morocco (Kingdom of) 5.50% 2042		25,300	28,022
Morocco (Kingdom of) 5.50% 2042[4]		1,500	1,661
Morocco (Kingdom of) 4.00% 2050[4]		7,700	7,007
Oesterreichische Kontrollbank AG 0.50% 2024		6,622	6,537
Ontario Teachers’ Finance Trust 0.875% 2026[4]		7,433	7,240
Ontario Teachers’ Finance Trust 2.00% 2031[4]		6,787	6,818
Panama (Republic of) 3.75% 2026[4]		41,695	44,347
Panama (Republic of) 3.875% 2028		10,000	10,810
Panama (Republic of) 2.252% 2032		36,365	34,574
Panama (Republic of) 4.50% 2047		1,090	1,204
Panama (Republic of) 4.50% 2050		5,925	6,541
Panama (Republic of) 4.30% 2053		3,242	3,492
Panama (Republic of) 4.50% 2056		8,915	9,853
Panama (Republic of) 3.87% 2060		19,858	19,932
Panama Bonos Del Tesoro 3.362% 2031		28,000	28,210
Paraguay (Republic of) 4.95% 2031[4]		5,000	5,631
Paraguay (Republic of) 2.739% 2033[4]		1,618	1,563
Paraguay (Republic of) 5.60% 2048[4]		1,422	1,650
Peru (Republic of) 6.35% 2028	PEN	33,100	8,732
Peru (Republic of) 5.94% 2029		41,000	10,525
Peru (Republic of) 2.783% 2031		$41,600	41,496
Peru (Republic of) 6.15% 2032	PEN	76,900	19,361
Peru (Republic of) 3.00% 2034		$14,110	14,089
Peru (Republic of) 2.78% 2060		39,745	34,976
PETRONAS Capital, Ltd. 3.50% 2030[4]		4,450	4,819
PETRONAS Capital, Ltd. 4.55% 2050[4]		5,695	7,072
Philippines (Republic of) 1.648% 2031		17,514	17,002
Philippines (Republic of) 6.375% 2034		18,000	25,035
Philippines (Republic of) 3.95% 2040		4,000	4,477

The Bond Fund of America	53

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Philippines (Republic of) 3.70% 2041	$19,000	$20,775
Philippines (Republic of) 3.70% 2042	21,300	23,289
Philippines (Republic of) 2.65% 2045	13,236	12,562
Philippines (Republic of) 2.95% 2045	15,091	14,914
Philippines (Republic of) 3.20% 2046	9,100	9,276
PT Indonesia Asahan Aluminium Tbk 5.71% 2023[4]	2,050	2,201
PT Indonesia Asahan Aluminium Tbk 4.75% 2025	10,000	10,646
PT Indonesia Asahan Aluminium Tbk 4.75% 2025[4]	3,310	3,524
PT Indonesia Asahan Aluminium Tbk 6.53% 2028	8,528	10,316
PT Indonesia Asahan Aluminium Tbk 6.53% 2028[4]	1,867	2,259
PT Indonesia Asahan Aluminium Tbk 5.45% 2030[4]	910	1,039
PT Indonesia Asahan Aluminium Tbk 6.757% 2048[4]	655	839
PT Indonesia Asahan Aluminium Tbk 5.80% 2050[4]	2,690	3,116
Qatar (State of) 3.875% 2023[4]	10,830	11,268
Qatar (State of) 3.75% 2030[4]	39,070	43,894
Qatar (State of) 4.40% 2050[4]	32,960	41,017
Romania 3.624% 2030	€3,592	4,443
Romania 2.00% 2032	1,400	1,484
Romania 3.50% 2034	7,600	9,132
Romania 3.50% 2034	6,485	7,792
Russian Federation 2.875% 2025	7,500	9,183
Russian Federation 4.375% 2029	$23,400	25,837
Russian Federation 1.85% 2032	€12,500	14,173
Russian Federation 5.10% 2035	$52,800	62,370
Russian Federation 5.10% 2035[4]	800	945
Russian Federation 5.25% 2047	10,000	12,685
Saudi Arabia (Kingdom of) 3.25% 2026[4]	4,170	4,449
Saudi Arabia (Kingdom of) 3.628% 2027[4]	3,800	4,125
Saudi Arabia (Kingdom of) 3.625% 2028[4]	3,110	3,393
Saudi Arabia (Kingdom of) 2.25% 2033[4]	25,000	24,433
Saudi Arabia (Kingdom of) 4.50% 2046	8,000	9,399
Saudi Arabia (Kingdom of) 3.45% 2061[4]	23,000	23,272
Tunisia (Republic of) 5.625% 2024	€3,000	2,721
Turkey (Republic of) 4.25% 2026	$3,300	2,966
Turkey (Republic of) 4.875% 2026	2,380	2,163
Ukraine 6.75% 2026	€453	492
United Mexican States 3.25% 2030	$1,515	1,555
United Mexican States 2.659% 2031	3,293	3,221
United Mexican States 4.75% 2044	2,500	2,733
United Mexican States 5.00% 2051	9,010	10,244
United Mexican States 3.75% 2071	11,315	10,200
United Mexican States 5.75% 2110	3,850	4,430
		1,442,251

Municipals 0.66% California 0.02%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 2034	3,725	3,757
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.316% 2027	6,585	6,469
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 2030	5,150	5,001
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2015-CM, AMT, 2.45% 2031	240	243
		15,470

Connecticut 0.00%
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-C-1, 3.50% 2045	1,685	1,755

54	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Municipals (continued)
Illinois 0.49%
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 2029	$14,400	$17,125
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 2039	56,485	69,824
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 2040	5,770	7,343
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Qualified School Construction Bonds), Series 2009-G, 1.75% 2025	13,760	13,160
G.O. Bonds, Series 2013-B, 4.11% 2022	2,280	2,299
G.O. Bonds, Series 2012-B, 4.85% 2022	2,305	2,305
G.O. Bonds, Series 2013-B, 4.31% 2023	7,325	7,603
G.O. Bonds, Series 2020-A, 3.14% 2024	1,520	1,575
G.O. Bonds, Series 2020-A, 3.24% 2025	2,245	2,345
G.O. Bonds, Series 2013-B, 4.91% 2027	3,250	3,664
G.O. Bonds, Series 2019-A, 5.70% 2031	7,530	8,873
G.O. Bonds, Pension Funding, Series 2003, 4.95% 2023	22,504	23,369
G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	161,540	186,843
G.O. Bonds, Pension Funding, Series 2003, Assured Guaranty Municipal insured, 5.10% 2033	7,945	9,279
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.85% 2022	3,155	3,181
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023	6,495	6,851
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 6.05% 2024	1,905	2,084
G.O. Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2035	5,725	6,999
G.O. Rev. Ref. Bonds, Series 2016, 6.15% 2025	6,205	7,013
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Marshall Field Garden Apartment Homes), Series 2015, (SIFMA Municipal Swap Index + 1.00%) 1.10% 2050 (put 2025)[6]	6,275	6,427
Housing Dev. Auth., Rev. Bonds, Series 2016-A, 4.00% 2046	670	712
		388,874

Iowa 0.00%
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2016-A, 4.00% 2046	560	590

Kentucky 0.00%
Housing Corp., Housing Rev. Bonds, Series 2013-D, 3.50% 2033	690	710

Maine 0.00%
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2015-E-1, AMT, 3.50% 2035	1,780	1,850

Maryland 0.00%
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-B, AMT, 3.25% 2044	995	1,020

Massachusetts 0.00%
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 178, 3.50% 2042	400	420

Michigan 0.01%
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Fin. Recovery Income Tax Local Project Bonds), Series 2014-F-2, 4.60% 2022	1,370	1,391
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 2047	8,315	8,794
		10,185

Minnesota 0.01%
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-A, AMT, 4.00% 2041	300	313
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 2045	2,540	2,690
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-E, AMT, 3.50% 2046	1,610	1,688
		4,691

The Bond Fund of America	55

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Municipals (continued)
Missouri 0.00%
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-A, 3.75% 2038	$625	$659

Nebraska 0.00%
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2015-C, 3.50% 2045	485	502
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-A, 3.50% 2046	1,870	1,966
		2,468

New Jersey 0.01%
Econ. Dev. Auth., State Pension Funding Bonds, Series 1997-A, National insured, 7.425% 2029	4,400	5,538

New York 0.05%
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 2.202% 2034	39,115	38,623
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 52, AMT, 3.50% 2030	960	999
		39,622

Ohio 0.03%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 2031	24,585	25,896

South Carolina 0.01%
Housing Fin. and Dev. Auth., Mortgage Rev. Ref. Bonds, Series 2016-A, 4.00% 2036	505	543
Housing Fin. Auth., Mortgage Rev. Ref. Bonds, Series 2014, AMT, 4.00% 2041	1,940	2,031
		2,574

Tennessee 0.01%
Housing Dev. Agcy., Homeownership Program Bonds, Series 2015-A, 3.50% 2045	700	742
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043	275	284
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-1-A, AMT, 4.00% 2045	1,550	1,634
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-2-A, AMT, 4.00% 2046	2,055	2,179
		4,839

Texas 0.02%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 2052	8,155	8,257
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2023	6,000	6,462
		14,719

Utah 0.00%
Housing Corp., Single Family Mortgage Bonds, Class III, Series 2015-D-2, 4.00% 2045	575	612

Wisconsin 0.00%
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2015-A, AMT, 4.00% 2045	975	1,016
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2016-A, AMT, 3.50% 2046	1,445	1,509
		2,525

Wyoming 0.00%
Community Dev. Auth., Housing Rev. Bonds, Series 2015-6, 4.00% 2045	345	358

Total municipals		525,375

56	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Federal agency bonds & notes 0.03%
Development Bank of Japan, Inc. 1.25% 2026[4]	$8,230	$8,157
Development Bank of Japan, Inc. 1.75% 2031[4]	3,068	3,065
Fannie Mae 1.625% 2025[1]	7	7
Federal Farm Credit Banks 1.60% 2033	1,957	1,911
PSP Capital, Inc. 1.625% 2028[4]	6,054	6,040
		19,180

Total bonds, notes & other debt instruments (cost: $75,359,116,000)		76,141,626

Common stocks 0.05%	Shares
Health care 0.05%
Rotech Healthcare, Inc.[9,10,14,15]	342,069	36,944

Consumer discretionary 0.00%
MYT Holding Co., Class B9,14	521,407	2,216
NMG Parent LLC[14]	4,595	698
		2,914

Energy 0.00%
Diamond Offshore Drilling, Inc.[14]	472,031	2,006

Total common stocks (cost: $25,286,000)		41,864

Preferred securities 0.01%
Financials 0.01%
CoBank, ACB, Class E, 1.304% noncumulative preferred shares[4]	6,250	5,047

Total preferred securities (cost: $5,820,000)		5,047

Rights & warrants 0.00%
Consumer discretionary 0.00%
NMG Parent LLC, warrants, expire 2027[9,14]	18,410	544

Total rights & warrants (cost: $112,000)		544

Short-term securities 9.79%
Money market investments 9.79%
Capital Group Central Cash Fund 0.09%[16,17]	77,899,245	7,790,703

Total short-term securities (cost: $7,789,992,000)		7,790,703

Total investment securities 105.55% (cost: $83,180,326,000)		83,979,784
Other assets less liabilities (5.55)%		(4,413,336)

Net assets 100.00%		$79,566,448

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 12/31/2021 (000)
90 Day Euro Dollar Futures	Long	28	March 2022	$6,976	$(14)
90 Day Euro Dollar Futures	Long	18,305	September 2022	4,539,411	(9,135)
2 Year U.S. Treasury Note Futures	Long	5,963	March 2022	1,300,959	(306)
5 Year Euro-Bobl Futures	Short	414	March 2022	(62,801)	525
5 Year U.S. Treasury Note Futures	Short	10,069	March 2022	(1,218,113)	(971)
10 Year Euro-Bund Futures	Short	1,185	March 2022	(231,199)	4,457
10 Year U.S. Treasury Note Futures	Long	193	March 2022	25,180	(46)

The Bond Fund of America	57

Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 12/31/2021 (000)
10 Year Ultra U.S. Treasury Note Futures	Short	27,367	March 2022	$(4,007,555)	$(63,509)
20 Year U.S. Treasury Bond Futures	Long	12,280	March 2022	1,970,172	16,835
30 Year Ultra U.S. Treasury Bond Futures	Long	18,422	March 2022	3,631,437	61,688
					$9,524

Forward currency contracts

						Unrealized
						appreciation
Contract amount						(depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 12/31/2021 (000)
USD	38,330	COP	151,894,400	Citibank	1/7/2022	$1,002
KRW	50,350,000	USD	42,493	Citibank	1/7/2022	(162)
USD	21,938	EUR	19,334	JPMorgan Chase	1/10/2022	(78)
USD	45,423	CNH	290,000	UBS AG	1/10/2022	(168)
USD	40,745	EUR	35,991	Morgan Stanley	1/10/2022	(239)
USD	20,790	PEN	85,000	UBS AG	1/10/2022	(497)
USD	44,713	JPY	5,071,403	Bank of New York Mellon	1/13/2022	621
USD	89,532	EUR	79,212	Morgan Stanley	1/13/2022	(675)
USD	9,277	PEN	37,750	Citibank	1/14/2022	(175)
USD	2,954	MXN	62,944	BNP Paribas	1/18/2022	(111)
USD	178,003	DKK	1,172,950	JPMorgan Chase	1/18/2022	(1,635)
USD	2,239	MXN	47,221	JPMorgan Chase	1/20/2022	(59)
USD	47,529	EUR	41,998	Morgan Stanley	1/20/2022	(305)
KRW	96,400,000	USD	81,161	Citibank	1/21/2022	(146)
USD	3,654	PEN	15,060	Morgan Stanley	8/26/2022	(56)
USD	4,716	PEN	19,550	Citibank	8/26/2022	(99)
						$(2,782)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

							Upfront	Unrealized
							premium	appreciation
Receive		Pay				Value at	paid	(depreciation)
	Payment		Payment	Expiration	Notional	12/31/2021	(received)	at 12/31/2021
Rate	frequency	Rate	frequency	date	(000)	(000)	(000)	(000)
SOFR	Quarterly	U.S. EFFR	Quarterly	11/17/2022	$1,000	$— [2]	$—	$— [2]
2.432%	Semi-annual	3-month USD-LIBOR	Quarterly	9/21/2037	2,000	210	—	210
2.987%	Semi-annual	3-month USD-LIBOR	Quarterly	2/7/2038	37,000	6,900	—	6,900
3.193%	Semi-annual	3-month USD-LIBOR	Quarterly	5/21/2038	45,000	9,860	—	9,860
3.062%	Semi-annual	3-month USD-LIBOR	Quarterly	7/31/2038	23,500	4,738	—	4,738
2.835%	Semi-annual	3-month USD-LIBOR	Quarterly	1/10/2039	21,500	3,665	—	3,665
2.874%	Semi-annual	3-month USD-LIBOR	Quarterly	2/6/2039	13,900	2,459	—	2,459
2.7055%	Semi-annual	3-month USD-LIBOR	Quarterly	4/17/2039	41,900	6,383	—	6,383
3-month USD-LIBOR	Quarterly	0.81%	Semi-annual	7/28/2045	449,300	83,325	(266)	83,591
2.5095%	Semi-annual	3-month USD-LIBOR	Quarterly	7/24/2047	3,000	502	—	502
2.9075%	Semi-annual	3-month USD-LIBOR	Quarterly	4/16/2048	7,000	1,813	—	1,813
3-month USD-LIBOR	Quarterly	0.811%	Semi-annual	7/27/2050	445,000	94,120	—	94,120
3-month USD-LIBOR	Quarterly	1.972%	Semi-annual	4/26/2051	65,600	(4,100)	—	(4,100)
3-month USD-LIBOR	Quarterly	1.9855%	Semi-annual	4/26/2051	97,700	(6,422)	—	(6,422)
3-month USD-LIBOR	Quarterly	1.953%	Semi-annual	4/27/2051	65,600	(3,802)	—	(3,802)

58	The Bond Fund of America

Swap contracts (continued)

Interest rate swaps (continued)

Centrally cleared interest rate swaps (continued)

							Upfront	Unrealized
							premium	appreciation
Receive		Pay				Value at	paid	(depreciation)
	Payment		Payment	Expiration	Notional	12/31/2021	(received)	at 12/31/2021
Rate	frequency	Rate	frequency	date	(000)	(000)	(000)	(000)
3-month USD-LIBOR	Quarterly	1.9895%	Semi-annual	4/27/2051	$101,200	$(6,749)	$—	$(6,749)
3-month USD-LIBOR	Quarterly	1.9778%	Semi-annual	4/28/2051	38,400	(2,454)	—	(2,454)
							$(266)	$190,714

Credit default swaps

Centrally cleared credit default swaps on credit indices — sell protection

Financing rate received	Payment frequency	Reference index	Expiration date	Notional (000)	Value at 12/31/2021 (000)	Upfront premium paid (000)	Unrealized appreciation at 12/31/2021 (000)
1.00%	Quarterly	CDX.NA.IG.37	12/20/2026	$300,000	$7,288	$7,141	$147

Investments in affiliates17

	Value of affiliate at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliate at 12/31/2021 (000)	Dividend income (000)
Short-term securities 9.79%
Money market investments 9.79%
Capital Group Central Cash Fund 0.09%[16]	$16,368,185	$22,502,091	$31,079,107	$(775)	$309	$7,790,703	$7,533

[1]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $267,746,000, which represented .34% of the net assets of the fund.
[2]	Amount less than one thousand.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $10,841,123,000, which represented 13.63% of the net assets of the fund.
[5]	Step bond; coupon rate may change at a later date.
[6]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[7]	Scheduled interest and/or principal payment was not received.
[8]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[9]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $96,839,000, which represented .12% of the net assets of the fund.
[10]	Value determined using significant unobservable inputs.
[11]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $5,302,000, which represented less than .01% of the net assets of the fund.
[12]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[13]	Purchased on a TBA basis.
[14]	Security did not produce income during the last 12 months.
[15]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
[16]	Rate represents the seven-day yield at 12/31/2021.
[17]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc.	9/26/2013	$12,646	$36,944	.05%

The Bond Fund of America	59

Key to abbreviations and symbols

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

CLO = Collateralized Loan Obligations

CMO = Collateralized Mortgage Obligations

CNH/CNY = Chinese yuan renminbi

COP = Colombian pesos

Dept. = Department

Dev. = Development

DKK/DKr = Danish kroner

Econ. = Economic

EFFR = Effective Federal Funds Rate

EUR/€ = Euros

Fac. = Facility

Fin. = Finance

G.O. = General Obligation

ICE = Intercontinental Exchange, Inc.

JPY = Japanese yen

KRW = South Korean won

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

PEN = Peruvian nuevos soles

Ref. = Refunding

Rev. = Revenue

SIFMA = Securities Industry and Financial Markets Association

SOFR = Secured Overnight Financing Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

60	The Bond Fund of America

Financial statements

Statement of assets and liabilities at December 31, 2021	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $75,390,334)	$76,189,081
Affiliated issuers (cost: $7,789,992)	7,790,703	$83,979,784
Cash		7,743
Cash denominated in currencies other than U.S. dollars (cost: $56)		57
Unrealized appreciation on open forward currency contracts		1,623
Receivables for:
Sales of investments	11,712,719
Sales of fund’s shares	134,491
Dividends and interest	337,149
Variation margin on futures contracts	36,419
Variation margin on centrally cleared swap contracts	796	12,221,574
		96,210,781
Liabilities:
Unrealized depreciation on open forward currency contracts		4,405
Payables for:
Purchases of investments	16,493,507
Repurchases of fund’s shares	95,995
Dividends on fund’s shares	8,664
Investment advisory services	11,073
Services provided by related parties	12,654
Trustees’ deferred compensation	732
Variation margin on futures contracts	7,977
Variation margin on centrally cleared swap contracts	8,937
Other	389	16,639,928
Net assets at December 31, 2021		$79,566,448

Net assets consist of:
Capital paid in on shares of beneficial interest		$78,718,080
Total distributable earnings		848,368
Net assets at December 31, 2021		$79,566,448

See notes to financial statements.

The Bond Fund of America	61

Financial statements (continued)

Statement of assets and liabilities
at December 31, 2021 (continued)

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (5,944,397 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$30,200,514	2,256,276	$13.39
Class C	717,237	53,585	13.39
Class T	11	1	13.39
Class F-1	1,010,925	75,526	13.39
Class F-2	20,613,315	1,540,017	13.39
Class F-3	7,934,153	592,759	13.39
Class 529-A	1,473,308	110,071	13.39
Class 529-C	69,859	5,219	13.39
Class 529-E	46,161	3,449	13.39
Class 529-T	12	1	13.39
Class 529-F-1	10	1	13.39
Class 529-F-2	176,499	13,186	13.39
Class 529-F-3	10	1	13.39
Class R-1	41,770	3,121	13.39
Class R-2	409,230	30,573	13.39
Class R-2E	44,359	3,314	13.39
Class R-3	673,150	50,291	13.39
Class R-4	588,472	43,965	13.39
Class R-5E	159,651	11,927	13.39
Class R-5	372,792	27,851	13.39
Class R-6	15,035,010	1,123,263	13.39

See notes to financial statements.

62	The Bond Fund of America

Financial statements (continued)

Statement of operations
for the year ended December 31, 2021	(dollars in thousands)

Investment income:
Income:
Interest (net of non-U.S. taxes of $193)	$1,413,053
Dividends (includes $7,533 from affiliates)	7,596	$1,420,649
Fees and expenses*:
Investment advisory services	117,038
Distribution services	98,870
Transfer agent services	58,536
Administrative services	22,364
Reports to shareholders	1,898
Registration statement and prospectus	3,992
Trustees’ compensation	261
Auditing and legal	247
Custodian	274
Other	1,167	304,647
Net investment income		1,116,002

Net realized gain and unrealized depreciation:
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	122,871
Affiliated issuers	(775)
Futures contracts	119,270
Forward currency contracts	18,338
Swap contracts	43,855
Currency transactions	302	303,861
Net unrealized (depreciation) appreciation on:
Investments:
Unaffiliated issuers	(1,995,545)
Affiliated issuers	309
Futures contracts	3,393
Forward currency contracts	(2,462)
Swap contracts	(669)
Currency translations	(65)	(1,995,039)
Net realized gain and unrealized depreciation		(1,691,178)
Net decrease in net assets resulting from operations		$(575,176)

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

See notes to financial statements.

The Bond Fund of America	63

Financial statements (continued)

Statements of changes in net assets
(dollars in thousands)

	Year ended December 31,
	2021	2020
Operations:
Net investment income	$1,116,002	$1,012,536
Net realized gain	303,861	2,750,281
Net unrealized (depreciation) appreciation	(1,995,039)	2,021,287
Net (decrease) increase in net assets resulting from operations	(575,176)	5,784,104

Distributions paid or accrued to shareholders	(1,605,741)	(3,310,485)

Net capital share transactions	11,507,974	17,318,680

Total increase in net assets	9,327,057	19,792,299

Net assets:
Beginning of year	70,239,391	50,447,092
End of year	$79,566,448	$70,239,391

See notes to financial statements.

64	The Bond Fund of America

Notes to financial statements

1. Organization

The Bond Fund of America (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks as high a level of current income as is consistent with the preservation of capital.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None

*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.

The Bond Fund of America	65

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

66	The Bond Fund of America

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of December 31, 2021 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$33,998,635	$—	$33,998,635
Corporate bonds, notes & loans	—	26,410,702	5,302	26,416,004
Mortgage-backed obligations	—	11,143,175	2,175	11,145,350
Asset-backed obligations	—	2,594,831	—	2,594,831
Bonds & notes of governments & government agencies outside the U.S.	—	1,442,251	—	1,442,251
Municipals	—	525,375	—	525,375
Federal agency bonds & notes	—	19,180	—	19,180
Common stocks	—	4,920	36,944	41,864
Preferred securities	—	5,047	—	5,047
Rights & warrants	—	544	—	544
Short-term securities	7,790,703	—	—	7,790,703
Total	$7,790,703	$76,144,660	$44,421	$83,979,784

The Bond Fund of America	67

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$83,505	$—	$—	$83,505
Unrealized appreciation on open forward currency contracts	—	1,623	—	1,623
Unrealized appreciation on centrally cleared interest rate swaps	—	214,241	—	214,241
Unrealized appreciation on credit default swaps	—	147	—	147
Liabilities:
Unrealized depreciation on futures contracts	(73,981)	—	—	(73,981)
Unrealized depreciation on open forward currency contracts	—	(4,405)	—	(4,405)
Unrealized depreciation on centrally cleared interest rate swaps	—	(23,527)	—	(23,527)
Total	$9,524	$188,079	$—	$197,603

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

68	The Bond Fund of America

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting and auditing practices and standards and different regulatory, legal and reporting requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of the fund.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

The Bond Fund of America	69

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $22,399,480,000.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

70	The Bond Fund of America

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $470,711,000.

Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.

Swap agreements can take different forms. The fund has entered into the following types of swap agreements:

Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark. In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $6,544,156,000.

Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSIs”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.

The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller.

The Bond Fund of America	71

As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $510,444,000.

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, forward currency contracts, interest rate swaps and credit default swaps as of, or for the year ended, December 31, 2021 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$83,505	Unrealized depreciation*	$73,981
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	1,623	Unrealized depreciation on open forward currency contracts	4,405
Swap (centrally cleared)	Interest	Unrealized appreciation*	214,241	Unrealized depreciation*	23,527
Swap (centrally cleared)	Credit	Unrealized appreciation*	147	Unrealized depreciation*	—
			$299,516		$101,913

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$119,270	Net unrealized appreciation on futures contracts	$3,393
Forward currency	Currency	Net realized gain on forward currency contracts	18,338	Net unrealized depreciation on forward currency contracts	(2,462)
Swap	Interest	Net realized gain on swap contracts	45,141	Net unrealized appreciation on swap contracts	6
Swap	Credit	Net realized loss on swap contracts	(1,286)	Net unrealized depreciation on swap contracts	(675)
			$181,463		$262

*	Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts, forward currency contracts, interest rate swaps, credit default swaps and future delivery contracts. For futures contracts, centrally cleared interest rate swaps and credit default swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

72	The Bond Fund of America

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of December 31, 2021, if close-out netting was exercised (dollars in thousands):

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Bank of New York Mellon	$621	$—	$(561)	$—	$60
Citibank	1,002	(582)	—	—	420
Total	$1,623	$(582)	$(561)	$—	$480
Liabilities:
BNP Paribas	$111	$—	$—	$—	$111
Citibank	582	(582)	—	—	—
JPMorgan Chase	1,772	—	(821)	—	951
Morgan Stanley	1,275	—	(668)	—	607
UBS AG	665	—	(474)	—	191
Total	$4,405	$(582)	$(1,963)	$—	$1,860

*	Collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the year ended December 31, 2021, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

During the year ended December 31, 2021, the fund reclassified $16,057,000 from total distributable earnings to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.

The Bond Fund of America	73

As of December 31, 2021, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Undistributed ordinary income	$192,572
Undistributed long-term capital gains	88,414
Gross unrealized appreciation on investments	1,756,328
Gross unrealized depreciation on investments	(798,411)
Net unrealized appreciation on investments	957,917
Cost of investments	83,212,595

Distributions paid or accrued were characterized for tax purposes as follows (dollars in thousands):

	Year ended December 31, 2021						Year ended December 31, 2020
Share class	Ordinary income		Long-term capital gains		Total distributions paid or accrued		Ordinary income		Long-term capital gains		Total distributions paid or accrued
Class A	$431,914		$163,952		$595,866		$1,135,597		$260,675		$1,396,272
Class C	5,421		4,005		9,426		27,884		7,480		35,364
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	15,522		5,669		21,191		49,443		11,581		61,024
Class F-2	318,827		109,456		428,283		618,245		145,365		763,610
Class F-3	105,868		39,500		145,368		163,945		39,329		203,274
Class 529-A	21,024		8,089		29,113		57,819		13,417		71,236
Class 529-C	511		397		908		3,631		786		4,417
Class 529-E	594		258		852		1,983		463		2,446
Class 529-T	—	*	—	*	—	*	—	*	—	*	—	*
Class 529-F-1	—	*	—	*	—	*	2,578		—	*	2,578
Class 529-F-2†	2,834		952		3,786		4,047		1,458		5,505
Class 529-F-3†	—	*	—	*	—	*	—	*	—	*	—	*
Class R-1	288		227		515		1,283		348		1,631
Class R-2	2,981		2,266		5,247		15,217		4,120		19,337
Class R-2E	448		244		692		1,561		400		1,961
Class R-3	8,015		3,713		11,728		27,171		6,544		33,715
Class R-4	9,139		3,247		12,386		26,795		6,064		32,859
Class R-5E	2,205		860		3,065		3,282		771		4,053
Class R-5	3,788		1,733		5,521		8,031		1,691		9,722
Class R-6	252,562		79,232		331,794		543,708		117,773		661,481
Total	$1,181,941		$423,800		$1,605,741		$2,692,220		$618,265		$3,310,485

*	Amount less than one thousand.
†	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. At the beginning of the year, these fees were based on a series of decreasing annual rates beginning with 0.300% on the first $60 million of daily net assets and decreasing to 0.107% on such assets in excess of $52 billion. On March 10, 2021, the fund’s board of trustees approved an amended investment advisory and service agreement effective May 1, 2021, decreasing the annual rate to 0.105% on daily net assets in excess of $76 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 2.25% on the first $8,333,333 of the fund’s monthly gross income and decreasing to 1.75% on such income in excess of $41,666,667. For the year ended December 31, 2021, the investment advisory services fees were $117,038,000, which were equivalent to an annualized rate of 0.157% of average daily net assets.

74	The Bond Fund of America

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of December 31, 2021, unreimbursed expenses subject to reimbursement totaled $13,982,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. The quarterly fee is based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. Effective January 1, 2022, the quarterly fee will be amended to a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

The Bond Fund of America	75

For the year ended December 31, 2021, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$74,680	$29,796		$8,962		Not applicable
Class C	7,777	775		234		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	2,787	1,616		334		Not applicable
Class F-2	Not applicable	20,883		5,661		Not applicable
Class F-3	Not applicable	74		1,760		Not applicable
Class 529-A	3,585	1,423		450		$889
Class 529-C	780	76		24		47
Class 529-E	246	18		15		29
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	—	*	—	*	—	*
Class 529-F-2	Not applicable	122		51		101
Class 529-F-3	Not applicable	—	*	—	*	—	*
Class R-1	406	40		12		Not applicable
Class R-2	3,235	1,510		129		Not applicable
Class R-2E	271	93		14		Not applicable
Class R-3	3,516	1,062		211		Not applicable
Class R-4	1,587	627		190		Not applicable
Class R-5E	Not applicable	189		39		Not applicable
Class R-5	Not applicable	108		64		Not applicable
Class R-6	Not applicable	124		4,214		Not applicable
Total class-specific expenses	$98,870	$58,536		$22,364		$1,066

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $261,000 in the fund’s statement of operations reflects $157,000 in current fees (either paid in cash or deferred) and a net increase of $104,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund purchased securities from, and sold securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended December 31, 2021, the fund engaged in such purchase and sale transactions with related funds in the amounts of $1,052,381,000 and $379,118,000, respectively, which generated $18,552,000 of net realized gains from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended December 31, 2021.

76	The Bond Fund of America

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2021

Class A	$5,399,156	399,358	$596,876		44,285		$(4,480,861)	(331,893)	$1,515,171	111,750
Class C	156,104	11,539	10,024		743		(273,093)	(20,227)	(106,965)	(7,945)
Class T	—	—	—		—		—	—	—	—
Class F-1	258,812	19,155	22,271		1,651		(550,345)	(40,683)	(269,262)	(19,877)
Class F-2	9,182,796	679,095	424,331		31,484		(4,949,570)	(366,729)	4,657,557	343,850
Class F-3	4,966,620	368,216	143,670		10,669		(1,482,730)	(109,949)	3,627,560	268,936
Class 529-A	273,918	20,253	29,897		2,217		(311,596)	(23,033)	(7,781)	(563)
Class 529-C	21,693	1,604	952		71		(39,708)	(2,936)	(17,063)	(1,261)
Class 529-E	7,846	580	861		64		(13,769)	(1,019)	(5,062)	(375)
Class 529-T	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-2	50,199	3,714	3,779		280		(38,310)	(2,833)	15,668	1,161
Class 529-F-3	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class R-1	13,301	986	514		38		(10,332)	(765)	3,483	259
Class R-2	109,434	8,090	5,231		388		(160,588)	(11,881)	(45,923)	(3,403)
Class R-2E	17,056	1,259	690		51		(17,512)	(1,296)	234	14
Class R-3	172,879	12,779	11,786		875		(233,176)	(17,257)	(48,511)	(3,603)
Class R-4	172,188	12,728	12,480		926		(264,316)	(19,566)	(79,648)	(5,912)
Class R-5E	100,893	7,459	3,058		227		(28,766)	(2,132)	75,185	5,554
Class R-5	243,353	18,023	5,675		421		(61,171)	(4,527)	187,857	13,917
Class R-6	4,789,022	354,533	330,424		24,522		(3,113,972)	(231,163)	2,005,474	147,892
Total net increase (decrease)	$25,935,270	1,919,371	$1,602,519		118,912		$(16,029,815)	(1,187,889)	$11,507,974	850,394

See end of table for footnotes.

The Bond Fund of America	77

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2020

Class A	$7,577,330	547,419	$1,375,595		99,645		$(3,786,344)	(275,341)	$5,166,581	371,723
Class C	381,139	27,552	34,643		2,513		(396,635)	(28,589)	19,147	1,476
Class T	—	—	—		—		—	—	—	—
Class F-1	540,494	38,951	58,925		4,270		(310,432)	(22,462)	288,987	20,759
Class F-2	9,295,368	668,599	740,296		53,596		(3,376,383)	(245,568)	6,659,281	476,627
Class F-3	2,722,424	195,260	200,563		14,517		(757,259)	(54,996)	2,165,728	154,781
Class 529-A	484,048	34,875	70,405		5,100		(263,429)	(19,020)	291,024	20,955
Class 529-C	42,518	3,097	4,400		320		(149,126)	(10,687)	(102,208)	(7,270)
Class 529-E	14,371	1,044	2,430		176		(13,052)	(942)	3,749	278
Class 529-T	—	—	1		—	[2]	—	—	1	— [2]
Class 529-F-1	43,715	3,163	2,343		170		(182,892)	(13,093)	(136,834)	(9,760)
Class 529-F-2[3]	169,310	12,086	5,496		398		(6,497)	(459)	168,309	12,025
Class 529-F-3[3]	10	1	—	[2]	—	[2]	—	—	10	1
Class R-1	12,614	911	1,628		118		(15,788)	(1,153)	(1,546)	(124)
Class R-2	192,313	13,950	19,247		1,395		(174,314)	(12,674)	37,246	2,671
Class R-2E	21,840	1,587	1,960		142		(13,198)	(956)	10,602	773
Class R-3	310,798	22,534	33,500		2,428		(267,678)	(19,450)	76,620	5,512
Class R-4	279,386	20,220	32,546		2,357		(220,289)	(16,038)	91,643	6,539
Class R-5E	62,998	4,557	4,037		292		(24,781)	(1,788)	42,254	3,061
Class R-5	74,561	5,396	9,489		687		(73,345)	(5,385)	10,705	698
Class R-6	3,960,909	284,931	658,960		47,721		(2,092,488)	(154,656)	2,527,381	177,996
Total net increase (decrease)	$26,186,146	1,886,133	$3,256,464		235,845		$(12,123,930)	(883,257)	$17,318,680	1,238,721

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

10. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $216,834,679,000 and $222,158,556,000, respectively, during the year ended December 31, 2021.

78	The Bond Fund of America

Financial highlights

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimbursements[4]		Ratio of expenses to average net assets after waivers/ reimbursements[3,4]		Ratio of net income to average net assets[3]
Class A:
12/31/2021	$13.79	$.18	$(.31)	$(.13)	$(.19)	$(.08)	$(.27)	$13.39	(.95)%	$30,201		.55%		.55%		1.36%
12/31/2020	13.09	.22	1.18	1.40	(.26)	(.44)	(.70)	13.79	10.71	29,570		.57		.57		1.59
12/31/2019	12.57	.31	.69	1.00	(.30)	(.18)	(.48)	13.09	8.02	23,197		.60		.60		2.35
12/31/2018	12.89	.30	(.32)	(.02)	(.30)	—	(.30)	12.57	(.13)	19,352		.60		.60		2.37
12/31/2017	12.72	.25	.16	.41	(.24)	—	(.24)	12.89	3.21	19,939		.60		.60		1.91
Class C:
12/31/2021	13.79	.08	(.31)	(.23)	(.09)	(.08)	(.17)	13.39	(1.68)	717		1.29		1.29		.60
12/31/2020	13.09	.11	1.18	1.29	(.15)	(.44)	(.59)	13.79	9.90	848		1.31		1.31		.87
12/31/2019	12.57	.21	.69	.90	(.20)	(.18)	(.38)	13.09	7.20	786		1.36		1.36		1.60
12/31/2018	12.89	.20	(.32)	(.12)	(.20)	—	(.20)	12.57	(.91)	825		1.39		1.39		1.58
12/31/2017	12.72	.15	.16	.31	(.14)	—	(.14)	12.89	2.40	1,041		1.40		1.40		1.11
Class T:
12/31/2021	13.79	.21	(.31)	(.10)	(.22)	(.08)	(.30)	13.39	(.74)[5]	—	[6]	.33	[5]	.33	[5]	1.55	[5]
12/31/2020	13.09	.25	1.18	1.43	(.29)	(.44)	(.73)	13.79	10.98 [5]	—	[6]	.34	[5]	.34	[5]	1.81	[5]
12/31/2019	12.57	.34	.69	1.03	(.33)	(.18)	(.51)	13.09	8.24 [5]	—	[6]	.37	[5]	.37	[5]	2.56	[5]
12/31/2018	12.89	.33	(.32)	.01	(.33)	—	(.33)	12.57	.09 [5]	—	[6]	.39	[5]	.39	[5]	2.58	[5]
12/31/2017[7,8]	12.81	.20	.07	.27	(.19)	—	(.19)	12.89	2.15 [5,9]	—	[6]	.38	[5,10]	.38	[5,10]	2.15	[5,10]
Class F-1:
12/31/2021	13.79	.18	(.31)	(.13)	(.19)	(.08)	(.27)	13.39	(.99)	1,011		.59		.59		1.30
12/31/2020	13.09	.21	1.18	1.39	(.25)	(.44)	(.69)	13.79	10.68	1,315		.60		.60		1.55
12/31/2019	12.57	.31	.69	1.00	(.30)	(.18)	(.48)	13.09	7.97	977		.64		.64		2.31
12/31/2018	12.89	.29	(.32)	(.03)	(.29)	—	(.29)	12.57	(.18)	745		.66		.66		2.32
12/31/2017	12.72	.24	.16	.40	(.23)	—	(.23)	12.89	3.17	801		.65		.65		1.86
Class F-2:
12/31/2021	13.79	.22	(.31)	(.09)	(.23)	(.08)	(.31)	13.39	(.71)	20,613		.31		.31		1.60
12/31/2020	13.09	.25	1.18	1.43	(.29)	(.44)	(.73)	13.79	10.99	16,494		.32		.32		1.81
12/31/2019	12.57	.35	.69	1.04	(.34)	(.18)	(.52)	13.09	8.28	9,415		.35		.35		2.59
12/31/2018	12.89	.33	(.32)	.01	(.33)	—	(.33)	12.57	.14	5,728		.34		.34		2.65
12/31/2017	12.72	.28	.16	.44	(.27)	—	(.27)	12.89	3.47	4,067		.35		.35		2.16
Class F-3:
12/31/2021	13.79	.23	(.31)	(.08)	(.24)	(.08)	(.32)	13.39	(.60)	7,934		.20		.20		1.72
12/31/2020	13.09	.27	1.18	1.45	(.31)	(.44)	(.75)	13.79	11.10	4,465		.21		.21		1.90
12/31/2019	12.57	.36	.69	1.05	(.35)	(.18)	(.53)	13.09	8.40	2,212		.25		.24		2.70
12/31/2018	12.89	.34	(.32)	.02	(.34)	—	(.34)	12.57	.21	1,483		.27		.27		2.70
12/31/2017[7,11]	12.74	.27	.14	.41	(.26)	—	(.26)	12.89	3.25 [9]	2,061		.26	[10]	.26	[10]	2.29	[10]
Class 529-A:
12/31/2021	13.79	.18	(.31)	(.13)	(.19)	(.08)	(.27)	13.39	(.99)	1,473		.59		.59		1.31
12/31/2020	13.09	.21	1.18	1.39	(.25)	(.44)	(.69)	13.79	10.67	1,526		.61		.61		1.54
12/31/2019	12.57	.30	.69	.99	(.29)	(.18)	(.47)	13.09	7.95	1,174		.66		.66		2.29
12/31/2018	12.89	.29	(.32)	(.03)	(.29)	—	(.29)	12.57	(.21)	1,003		.69		.69		2.29
12/31/2017	12.72	.24	.16	.40	(.23)	—	(.23)	12.89	3.14	1,022		.68		.68		1.84

See end of table for footnotes.

The Bond Fund of America	79

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimbursements[4]		Ratio of expenses to average net assets after waivers/ reimbursements[3,4]		Ratio of net income to average net assets[3]
Class 529-C:
12/31/2021	$13.79	$.08	$(.31)	$(.23)	$(.09)	$(.08)	$(.17)	$13.39	(1.73)%	$70		1.34%		1.34%		.56%
12/31/2020	13.09	.11	1.18	1.29	(.15)	(.44)	(.59)	13.79	9.85	89		1.36		1.36		.90
12/31/2019	12.57	.21	.69	.90	(.20)	(.18)	(.38)	13.09	7.16	180		1.40		1.40		1.56
12/31/2018	12.89	.20	(.32)	(.12)	(.20)	—	(.20)	12.57	(.94)	191		1.43		1.43		1.55
12/31/2017	12.72	.14	.16	.30	(.13)	—	(.13)	12.89	2.35	232		1.44		1.44		1.07
Class 529-E:
12/31/2021	13.79	.15	(.31)	(.16)	(.16)	(.08)	(.24)	13.39	(1.19)	46		.79		.79		1.11
12/31/2020	13.09	.18	1.18	1.36	(.22)	(.44)	(.66)	13.79	10.46	53		.80		.80		1.37
12/31/2019	12.57	.28	.69	.97	(.27)	(.18)	(.45)	13.09	7.75	46		.85		.85		2.11
12/31/2018	12.89	.27	(.32)	(.05)	(.27)	—	(.27)	12.57	(.40)	43		.88		.88		2.10
12/31/2017	12.72	.21	.16	.37	(.20)	—	(.20)	12.89	2.93	47		.88		.88		1.63
Class 529-T:
12/31/2021	13.79	.21	(.31)	(.10)	(.22)	(.08)	(.30)	13.39	(.78)[5]	—	[6]	.37	[5]	.37	[5]	1.52	[5]
12/31/2020	13.09	.24	1.18	1.42	(.28)	(.44)	(.72)	13.79	10.91 [5]	—	[6]	.39	[5]	.39	[5]	1.77	[5]
12/31/2019	12.57	.33	.69	1.02	(.32)	(.18)	(.50)	13.09	8.20 [5]	—	[6]	.42	[5]	.42	[5]	2.51	[5]
12/31/2018	12.89	.32	(.32)	— [12]	(.32)	—	(.32)	12.57	.04 [5]	—	[6]	.44	[5]	.44	[5]	2.54	[5]
12/31/2017[7,8]	12.81	.20	.07	.27	(.19)	—	(.19)	12.89	2.10 [5,9]	—	[6]	.45	[5,10]	.45	[5,10]	2.08	[5,10]
Class 529-F-1:
12/31/2021	13.79	.20	(.31)	(.11)	(.21)	(.08)	(.29)	13.39	(.82)[5]	—	[6]	.41	[5]	.41	[5]	1.48	[5]
12/31/2020	13.09	.24	1.18	1.42	(.28)	(.44)	(.72)	13.79	10.92 [5]	—	[6]	.38	[5]	.38	[5]	1.87	[5]
12/31/2019	12.57	.34	.69	1.03	(.33)	(.18)	(.51)	13.09	8.20	128		.42		.42		2.53
12/31/2018	12.89	.32	(.32)	— [12]	(.32)	—	(.32)	12.57	.03	102		.44		.44		2.54
12/31/2017	12.72	.27	.16	.43	(.26)	—	(.26)	12.89	3.37	88		.45		.45		2.06
Class 529-F-2:
12/31/2021	13.79	.21	(.31)	(.10)	(.22)	(.08)	(.30)	13.39	(.73)	177		.33		.33		1.58
12/31/2020[7,13]	14.00	.03	.24	.27	(.04)	(.44)	(.48)	13.79	1.88 [9]	166		.06	[9]	.06	[9]	.24	[9]
Class 529-F-3:
12/31/2021	13.79	.22	(.31)	(.09)	(.23)	(.08)	(.31)	13.39	(.69)	—	[6]	.27		.27		1.62
12/31/2020[7,13]	14.00	.04	.23	.27	(.04)	(.44)	(.48)	13.79	1.90 [9]	—	[6]	.08	[9]	.04	[9]	.25	[9]
Class R-1:
12/31/2021	13.79	.08	(.31)	(.23)	(.09)	(.08)	(.17)	13.39	(1.69)	42		1.29		1.29		.62
12/31/2020	13.09	.11	1.18	1.29	(.15)	(.44)	(.59)	13.79	9.88	39		1.33		1.33		.85
12/31/2019	12.57	.21	.69	.90	(.20)	(.18)	(.38)	13.09	7.21	39		1.35		1.35		1.61
12/31/2018	12.89	.20	(.32)	(.12)	(.20)	—	(.20)	12.57	(.89)	30		1.37		1.37		1.60
12/31/2017	12.72	.15	.16	.31	(.14)	—	(.14)	12.89	2.43	34		1.37		1.37		1.14

See end of table for footnotes.

80	The Bond Fund of America

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimbursements[4]	Ratio of expenses to average net assets after waivers/ reimbursements[3,4]	Ratio of net income to average net assets[3]
Class R-2:
12/31/2021	$13.79	$.08	$(.31)	$(.23)	$(.09)	$(.08)	$(.17)	$13.39	(1.69)%	$409		1.30%	1.30%	.60%
12/31/2020	13.09	.12	1.18	1.30	(.16)	(.44)	(.60)	13.79	9.91	468		1.30	1.30	.87
12/31/2019	12.57	.22	.69	.91	(.21)	(.18)	(.39)	13.09	7.22	410		1.34	1.34	1.61
12/31/2018	12.89	.20	(.32)	(.12)	(.20)	—	(.20)	12.57	(.88)	400		1.36	1.36	1.61
12/31/2017	12.72	.15	.16	.31	(.14)	—	(.14)	12.89	2.44	456		1.36	1.36	1.15
Class R-2E:
12/31/2021	13.79	.12	(.31)	(.19)	(.13)	(.08)	(.21)	13.39	(1.40)	44		1.00	1.00	.90
12/31/2020	13.09	.16	1.18	1.34	(.20)	(.44)	(.64)	13.79	10.22	46		1.02	1.02	1.14
12/31/2019	12.57	.25	.69	.94	(.24)	(.18)	(.42)	13.09	7.53	33		1.05	1.05	1.90
12/31/2018	12.89	.24	(.32)	(.08)	(.24)	—	(.24)	12.57	(.59)	26		1.07	1.07	1.92
12/31/2017	12.72	.19	.16	.35	(.18)	—	(.18)	12.89	2.75	20		1.06	1.06	1.48
Class R-3:
12/31/2021	13.79	.14	(.31)	(.17)	(.15)	(.08)	(.23)	13.39	(1.25)	673		.85	.85	1.05
12/31/2020	13.09	.18	1.18	1.36	(.22)	(.44)	(.66)	13.79	10.40	743		.86	.86	1.31
12/31/2019	12.57	.27	.69	.96	(.26)	(.18)	(.44)	13.09	7.70	633		.89	.89	2.06
12/31/2018	12.89	.26	(.32)	(.06)	(.26)	—	(.26)	12.57	(.43)	582		.91	.91	2.06
12/31/2017	12.72	.21	.16	.37	(.20)	—	(.20)	12.89	2.90	622		.91	.91	1.61
Class R-4:
12/31/2021	13.79	.18	(.31)	(.13)	(.19)	(.08)	(.27)	13.39	(.94)	588		.54	.54	1.35
12/31/2020	13.09	.22	1.18	1.40	(.26)	(.44)	(.70)	13.79	10.73	688		.55	.55	1.61
12/31/2019	12.57	.31	.69	1.00	(.30)	(.18)	(.48)	13.09	8.03	567		.59	.59	2.37
12/31/2018	12.89	.30	(.32)	(.02)	(.30)	—	(.30)	12.57	(.13)	518		.61	.61	2.37
12/31/2017	12.72	.25	.16	.41	(.24)	—	(.24)	12.89	3.22	583		.60	.60	1.91
Class R-5E:
12/31/2021	13.79	.21	(.31)	(.10)	(.22)	(.08)	(.30)	13.39	(.75)	160		.34	.34	1.60
12/31/2020	13.09	.25	1.18	1.43	(.29)	(.44)	(.73)	13.79	10.95	88		.35	.35	1.78
12/31/2019	12.57	.34	.69	1.03	(.33)	(.18)	(.51)	13.09	8.25	43		.37	.37	2.53
12/31/2018	12.89	.33	(.32)	.01	(.33)	—	(.33)	12.57	.09	8		.40	.40	2.63
12/31/2017	12.72	.27	.16	.43	(.26)	—	(.26)	12.89	3.39	—	[6]	.42	.40	2.11
Class R-5:
12/31/2021	13.79	.22	(.31)	(.09)	(.23)	(.08)	(.31)	13.39	(.65)	373		.25	.25	1.69
12/31/2020	13.09	.26	1.18	1.44	(.30)	(.44)	(.74)	13.79	11.06	192		.26	.26	1.91
12/31/2019	12.57	.35	.69	1.04	(.34)	(.18)	(.52)	13.09	8.35	173		.29	.29	2.67
12/31/2018	12.89	.34	(.32)	.02	(.34)	—	(.34)	12.57	.17	163		.31	.31	2.67
12/31/2017	12.72	.29	.16	.45	(.28)	—	(.28)	12.89	3.52	176		.30	.30	2.21
Class R-6:
12/31/2021	13.79	.23	(.31)	(.08)	(.24)	(.08)	(.32)	13.39	(.60)	15,035		.20	.20	1.71
12/31/2020	13.09	.27	1.18	1.45	(.31)	(.44)	(.75)	13.79	11.11	13,449		.21	.21	1.95
12/31/2019	12.57	.36	.69	1.05	(.35)	(.18)	(.53)	13.09	8.40	10,434		.24	.24	2.72
12/31/2018	12.89	.34	(.32)	.02	(.34)	—	(.34)	12.57	.22	8,116		.26	.26	2.73
12/31/2017	12.72	.29	.16	.45	(.28)	—	(.28)	12.89	3.58	6,351		.25	.25	2.27

See end of table for footnotes.

The Bond Fund of America	81

Financial highlights (continued)

	Year ended December 31,
Portfolio turnover rate for all share classes[14,15]	2021	2020	2019	2018	2017
Excluding mortgage dollar roll transactions	74%	113%	127%	121%	170%
Including mortgage dollar roll transactions	368%	535%	286%	356%	379%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from AFS and/or CRMC. During one of the periods shown, AFS waived a portion of transfer agent services fees for Class F-3 shares. In addition, during some of the periods shown, CRMC reimbursed a portion of transfer agent services fees for certain share classes.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[6]	Amount less than $1 million.
[7]	Based on operations for a period that is less than a full year.
[8]	Class T and 529-T shares began investment operations on April 7, 2017.
[9]	Not annualized.
[10]	Annualized.
[11]	Class F-3 shares began investment operations on January 27, 2017.
[12]	Amount less than $.01.
[13]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[14]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[15]	Refer to Note 5 for more information on mortgage dollar rolls.

See notes to financial statements.

82	The Bond Fund of America

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of The Bond Fund of America:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of The Bond Fund of America (the “Fund”), including the investment portfolio, as of December 31, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Deloitte & Touche LLP

Costa Mesa, California
February 11, 2022

We have served as the auditor of one or more American Funds investment companies since 1956.

The Bond Fund of America	83

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (July 1, 2021, through December 31, 2021).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

84	The Bond Fund of America

Expense example (continued)

	Beginning account value 7/1/2021	Ending account value 12/31/2021	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,004.10	$2.73	.54%
Class A – assumed 5% return	1,000.00	1,022.48	2.75	.54
Class C – actual return	1,000.00	1,000.31	6.45	1.28
Class C – assumed 5% return	1,000.00	1,018.75	6.51	1.28
Class T – actual return	1,000.00	1,005.12	1.62	.32
Class T – assumed 5% return	1,000.00	1,023.59	1.63	.32
Class F-1 – actual return	1,000.00	1,003.83	2.98	.59
Class F-1 – assumed 5% return	1,000.00	1,022.23	3.01	.59
Class F-2 – actual return	1,000.00	1,005.27	1.52	.30
Class F-2 – assumed 5% return	1,000.00	1,023.69	1.53	.30
Class F-3 – actual return	1,000.00	1,005.84	.96	.19
Class F-3 – assumed 5% return	1,000.00	1,024.25	.97	.19
Class 529-A – actual return	1,000.00	1,003.86	2.93	.58
Class 529-A – assumed 5% return	1,000.00	1,022.28	2.96	.58
Class 529-C – actual return	1,000.00	1,000.07	6.70	1.33
Class 529-C – assumed 5% return	1,000.00	1,018.50	6.77	1.33
Class 529-E – actual return	1,000.00	1,002.83	3.94	.78
Class 529-E – assumed 5% return	1,000.00	1,021.27	3.97	.78
Class 529-T – actual return	1,000.00	1,004.91	1.82	.36
Class 529-T – assumed 5% return	1,000.00	1,023.39	1.84	.36
Class 529-F-1 – actual return	1,000.00	1,004.68	2.02	.40
Class 529-F-1 – assumed 5% return	1,000.00	1,023.19	2.04	.40
Class 529-F-2 – actual return	1,000.00	1,005.19	1.62	.32
Class 529-F-2 – assumed 5% return	1,000.00	1,023.59	1.63	.32
Class 529-F-3 – actual return	1,000.00	1,005.43	1.31	.26
Class 529-F-3 – assumed 5% return	1,000.00	1,023.89	1.33	.26
Class R-1 – actual return	1,000.00	1,000.37	6.45	1.28
Class R-1 – assumed 5% return	1,000.00	1,018.75	6.51	1.28
Class R-2 – actual return	1,000.00	1,000.35	6.45	1.28
Class R-2 – assumed 5% return	1,000.00	1,018.75	6.51	1.28
Class R-2E – actual return	1,000.00	1,001.79	5.05	1.00
Class R-2E – assumed 5% return	1,000.00	1,020.16	5.09	1.00
Class R-3 – actual return	1,000.00	1,002.59	4.24	.84
Class R-3 – assumed 5% return	1,000.00	1,020.97	4.28	.84
Class R-4 – actual return	1,000.00	1,004.09	2.73	.54
Class R-4 – assumed 5% return	1,000.00	1,022.48	2.75	.54
Class R-5E – actual return	1,000.00	1,005.12	1.67	.33
Class R-5E – assumed 5% return	1,000.00	1,023.54	1.68	.33
Class R-5 – actual return	1,000.00	1,005.59	1.21	.24
Class R-5 – assumed 5% return	1,000.00	1,024.00	1.22	.24
Class R-6 – actual return	1,000.00	1,005.84	.96	.19
Class R-6 – assumed 5% return	1,000.00	1,024.25	.97	.19

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

The Bond Fund of America	85

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended December 31, 2021:

Long-term capital gains	$439,841,000
Qualified dividend income	$2,162,000
Section 163(j) interest dividends	$1,171,819,000
Corporate dividends received deduction	$1,696,000
U.S. government income that may be exempt from state taxation	$326,801,000

Individual shareholders should refer to their Form 1099 or other tax information, which was mailed in January 2022, to determine the calendar year amounts to be included on their 2021 tax returns. Shareholders should consult their tax advisors.

86	The Bond Fund of America

Liquidity Risk Management Program

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2020, through September 30, 2021. No significant liquidity events impacting the fund were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing the fund’s liquidity risk.

The Bond Fund of America	87

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88	The Bond Fund of America

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The Bond Fund of America	89

Board of trustees and other officers

Independent trustees1

Name, Date of Birth and Position with Fund	Year First Elected as a Director/ Trustee[2]	Principal Occupation(s) During the Past Five Years	Number of Portfolios Overseen by Trustee	Other Directorships[3] Held by Trustee During the Past Five Years
Francisco G. Cigarroa, MD, 1957	2021	Professor of Surgery, University of Texas Health San Antonio; Trustee, Ford Foundation; Clayton Research Scholar, Clayton Foundation for Biomedical Research	86	None
James G. Ellis, 1947	2006	Former Dean and Professor of Marketing, Marshall School of Business, University of Southern California	99	Advanced Merger Partners; EVe Mobility Acquisition Corp (acquisitions of companies in the electric vehicle market); J. G. Boswell (agricultural production); Mercury General Corporation
Nariman Farvardin, 1956	2018	President, Stevens Institute of Technology	87	None
Mary Davis Holt, 1950	2015-2016; 2017	Principal, Mary Davis Holt Enterprises, LLC (leadership development consulting); former Partner, Flynn Heath Holt Leadership, LLC (leadership consulting); former COO, Time Life Inc. (1993 – 2003)	87	None
R. Clark Hooper, 1946	2005	Private investor	91	None
Merit E. Janow, 1958	2010	Dean and Professor, Columbia University, School of International and Public Affairs	93	Aptiv (autonomous and green vehicle technology); Mastercard Incorporated
Margaret Spellings, 1957 Chair of the Board (Independent and Non-Executive)	2010	President and CEO, Texas 2036; former President, Margaret Spellings & Company (public policy and strategic consulting); former President, The University of North Carolina; former President, George W. Bush Presidential Center	91	None
Alexandra Trower, 1964	2019	Former Executive Vice President, Global Communications and Corporate Officer, The Estée Lauder Companies	86	None
Paul S. Williams, 1959	2020	Former Partner/Managing Director, Major, Lindsey & Africa (executive recruiting firm)	86	Air Transport Services Group, Inc. (aircraft leasing and air cargo transportation); Compass Minerals, Inc. (producer of salt and specialty fertilizers); Public Storage, Inc.; Romeo Power, Inc. (manufacturer of batteries for electric vehicles)

90	The Bond Fund of America

Interested trustees4,5

Name, Date of Birth and Position with Fund	Year First Elected as a Director/ Trustee/ Officer[2]	Principal Occupation(s) During the Past Five Years and Positions Held with Affiliated Entities or the Principal Underwriter of the Fund	Number of Portfolios Overseen by Trustee	Other Directorships[3] Held by Trustee During the Past Five Years
Michael C. Gitlin, 1970	2015	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Vice Chairman and Director, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[6]; served as Head of Fixed Income at a large investment management firm prior to joining Capital Research and Management Company in 2015	86	None
Karl J. Zeile, 1966	2019	Partner — Capital Fixed Income Investors, Capital Research and Management Company	21	None

The fund’s statement of additional information includes further details about fund trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the Capital Group website at capitalgroup.com. The address for all trustees and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

See page 92 for footnotes.

The Bond Fund of America	91

Other officers5

Name, Year of Birth and Position with Fund	Year First Elected as an Officer[2]	Principal Occupation(s) During the Past Five Years and Positions Held with Affiliated Entities or the Principal Underwriter of the Fund
Pramod Atluri, 1976 President	2016	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Vice President, Capital Fixed Income Investors, Capital Bank and Trust Company[6]; Director, Capital Research and Management Company
Kristine M. Nishiyama, 1970 Principal Executive Officer	2003	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Chair, Senior Vice President, General Counsel and Director, Capital Bank and Trust Company[6]
Michael W. Stockton, 1967 Executive Vice President	2021	Senior Vice President — Fund Business Management Group, Capital Research and Management Company
David J. Betanzos, 1974 Senior Vice President	2016	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Director, Capital Research and Management Company
David A. Hoag, 1965 Senior Vice President	2015	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Partner — Capital Fixed Income Investors, Capital Bank and Trust Company[6]
Fergus N. MacDonald, 1969 Senior Vice President	2015	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[6]
Steven I. Koszalka, 1964 Secretary	2010	Vice President — Fund Business Management Group, Capital Research and Management Company
Brian C. Janssen, 1972 Treasurer	2011	Senior Vice President — Investment Operations, Capital Research and Management Company
Jane Y. Chung, 1974 Assistant Secretary	2014	Associate — Fund Business Management Group, Capital Research and Management Company
Sandra Chuon, 1972 Assistant Treasurer	2019	Assistant Vice President — Investment Operations, Capital Research and Management Company
Becky L. Park, 1979 Assistant Treasurer	2021	Vice President — Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the fund serve until their resignation, removal or retirement.
[3]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[4]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).
[5]	All of the trustees and/or officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[6]	Company affiliated with Capital Research and Management Company.

92	The Bond Fund of America

Office of the fund
333 South Hope Street
Los Angeles, CA 90071-1406

Investment adviser
Capital Research and Management Company
333 South Hope Street

Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address nearest you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov or our website.

The Bond Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of The Bond Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after March 31, 2022, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment industry experience, including 21 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 98% of 20-year periods.2 Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Investment industry experience as of December 31, 2020.
[2]	Based on Class F-2 share results rolling calendar-year periods starting the first full calendar year after each fund’s inception through December 31, 2020. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2020. Thirteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.3. Standard & Poor’s 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 66% of the time, based on the 20-year period ended December 31, 2020, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made by calling 800/421-4225 or to the Secretary of the Registrant, 333 South Hope Street, Los Angeles, California 90071.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that James G. Ellis, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

BFA

Registrant:

a) Audit Fees:
Audit	2020	384,000
	2021	203,000

b) Audit-Related Fees:
	2020	10,000
	2021	11,000

c) Tax Fees:
	2020	10,000
	2021	11,000
	The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
	2020	None
	2021	None

	Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
	Not Applicable

b) Audit-Related Fees:
	2020	1,477,000
	2021	1,427,000
	The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:

	2020	40,000
	2021	1,000
	The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
	2020	None
	2021	2,000
	The other fees consist of subscription services related to an accounting research tool.

	All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

	Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were, $1,537,000 for fiscal year 2020 and $1,451,000 for fiscal year 2021. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE BOND FUND OF AMERICA

By __/s/ Kristine M. Nishiyama________________
Kristine M. Nishiyama, Principal Executive Officer

Date: February 28, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By _ /s/ Kristine M. Nishiyama_____________
Kristine M. Nishiyama, Principal Executive Officer

Date: February 28, 2022

By ___/s/ Brian C. Janssen__________________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: February 28, 2022